GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 84.0%
Australia – 0.6%
21,131	Allkem Ltd.* (Metals & Mining)	$ 137,598
811	Ampol Ltd. (Oil, Gas & Consumable Fuels)	17,179
342	Ansell Ltd. (Health Care Equipment & Supplies)	6,502
936	APA Group (Gas Utilities)	6,348
43,466	Centuria Industrial REIT (Equity Real Estate Investment Trusts (REITs))	117,529
14,384	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	172,289
588	Coles Group Ltd. (Food & Staples Retailing)	6,755
89	Commonwealth Bank of Australia (Banks)	5,935
3,726	CSL Ltd. (Biotechnology)	690,214
220	Dexus (Equity Real Estate Investment Trusts (REITs))	1,602
23,514	Downer EDI Ltd. (Commercial Services & Supplies)	90,958
7,711	Eagers Automotive Ltd. (Specialty Retail)	70,238
212	Fortescue Metals Group Ltd. (Metals & Mining)	2,977
3,591	Goodman Group (Equity Real Estate Investment Trusts (REITs))	59,294
6,239	IGO Ltd. (Metals & Mining)	52,788
180	JB Hi-Fi Ltd. (Specialty Retail)	5,889
17,142	Lynas Rare Earths Ltd.* (Metals & Mining)	110,722
2,298	Medibank Pvt. Ltd. (Insurance)	5,036
639	Mineral Resources Ltd. (Metals & Mining)	25,394
66,669	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	123,549
81,417	Nine Entertainment Co. Holdings Ltd. (Media)	151,943
1,402	Orora Ltd. (Containers & Packaging)	3,452
3,166	OZ Minerals Ltd. (Metals & Mining)	54,921
17,213	Pilbara Minerals Ltd.* (Metals & Mining)	39,822
3,525	Pro Medicus, Ltd. (Health Care Technology)	113,836
57	Reece Ltd. (Trading Companies & Distributors)	880
39,931	Reliance Worldwide Corp. Ltd. (Building Products)	147,466
7,973	Seven Group Holdings Ltd. (Trading Companies & Distributors)	123,295

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
5,145	Shopping Centres Australasia Property Group (Equity Real Estate Investment Trusts (REITs))	$ 10,279
192	Sonic Healthcare Ltd. (Health Care Providers & Services)	5,171
355	Suncorp Group Ltd. (Insurance)	2,788
16,924	Super Retail Group Ltd. (Specialty Retail)	139,972
849	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	16,482
9,703	Wesfarmers Ltd. (Multiline Retail)	362,043
301	Woolworths Group Ltd. (Food & Staples Retailing)	7,343

		2,888,489

Austria – 0.1%
57	ANDRITZ AG (Machinery)	3,033
3,135	BAWAG Group AG(a) (Banks)	188,148
2,115	CA Immobilien Anlagen AG (Real Estate Management & Development)	76,867
70	OMV AG (Oil, Gas & Consumable Fuels)	4,284
3,714	S&T AG (IT Services)	68,210
1,238	Telekom Austria AG (Diversified Telecommunication Services)	10,709
77	voestalpine AG (Metals & Mining)	2,560
4,888	Wienerberger AG (Construction Materials)	176,980

		530,791

Belgium – 0.2%
14	Ageas SA (Insurance)	674
613	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	90,430
39	D’ieteren Group (Distributors)	6,795
5	Elia Group SA (Electric Utilities)	675
34	Groupe Bruxelles Lambert SA (Diversified Financial Services)	3,648
4,802	KBC Group NV (Banks)	417,627
402	Proximus SADP (Diversified Telecommunication Services)	8,209
145	Sofina SA (Diversified Financial Services)	57,732
3,249	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	139,776

		725,566

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Bermuda – 0.1%
194	Arch Capital Group Ltd.* (Insurance)	$ 8,986
3,470	Assured Guaranty Ltd. (Insurance)	184,916
2,604	Axis Capital Holdings Ltd. (Insurance)	148,376
8,944	Conduit Holdings Ltd. (Insurance)	52,085
13	Everest Re Group Ltd. (Insurance)	3,684
12	RenaissanceRe Holdings Ltd. (Insurance)	1,886

		399,933

Brazil – 0.3%
43,600	Ambev SA (Beverages)	122,915
41,886	Ambev SA ADR (Beverages)	118,537
9,500	Banco Inter SA (Banks)	46,479
4,200	Embraer SA* (Aerospace & Defense)	16,064
10,000	Hapvida Participacoes e Investimentos SA(a) (Health Care Providers & Services)	23,841
38,989	JBS SA (Food Products)	257,646
17,800	Localiza Rent a Car SA (Road & Rail)	196,433
31,000	Marfrig Global Foods SA (Food Products)	131,237
12,800	Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	171,628
5,153	StoneCo Ltd. Class A* (IT Services)	80,284
3,600	Vale SA (Metals & Mining)	54,826
44,600	WEG SA (Electrical Equipment)	270,115

		1,490,005

British Virgin Islands* – 0.0%
2,638	National Energy Services Reunited Corp. (Energy Equipment & Services)	26,195
5,009	Nomad Foods Ltd. (Food Products)	129,232

		155,427

Canada – 2.7%
43,100	Air Canada* (Airlines)	775,098
17,100	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	200,306
24,300	Argonaut Gold, Inc.* (Metals & Mining)	43,586
5,100	ATS Automation Tooling Systems, Inc.* (Machinery)	208,229
2,569	BCE, Inc. (Diversified Telecommunication Services)	134,195

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
3,700	Boralex, Inc. Class A (Independent Power and Renewable Electricity Producers)	$ 96,200
2,100	BRP, Inc. (Leisure Products)	174,539
3,700	CAE, Inc.* (Aerospace & Defense)	93,435
10,982	Canadian National Railway Co. (Road & Rail)	1,337,350
12,025	Canadian Pacific Railway Ltd. (Road & Rail)	858,590
33	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	4,765
5,300	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	164,610
14,500	Capstone Mining Corp.* (Metals & Mining)	61,712
16,800	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	108,242
4,000	Empire Co. Ltd. Class A (Food & Staples Retailing)	123,416
374	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	15,811
7,823	Enerplus Corp. (Oil, Gas & Consumable Fuels)	90,512
9,500	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	132,730
82	Fortis, Inc. (Electric Utilities)	3,895
693	George Weston Ltd. (Food & Staples Retailing)	75,572
1,720	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	130,548
193	Great-West Lifeco, Inc. (Insurance)	6,029
810	Hydro One Ltd.(a) (Electric Utilities)	20,926
2,084	Intact Financial Corp. (Insurance)	282,364
3,050	Interfor Corp. (Paper & Forest Products)	90,889
916	Loblaw Cos. Ltd. (Food & Staples Retailing)	70,670
1,219	Magna International, Inc. (Auto Components)	98,208
149	Manulife Financial Corp. (Insurance)	3,103
460	Masonite International Corp.* (Building Products)	45,650
200	Metro, Inc. (Food & Staples Retailing)	10,697
3,790	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	109,751

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
1,930	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	$ 266,533
7,250	Parex Resources, Inc. (Oil, Gas & Consumable Fuels)	154,223
5,070	Power Corp. of Canada (Insurance)	162,971
4,171	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	254,264
66	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	3,347
127	Royal Bank of Canada (Banks)	14,480
653	Shopify, Inc. Class A* (IT Services)	629,649
10,258	SSR Mining, Inc. (Metals & Mining)	168,902
3,050	Stantec, Inc. (Professional Services)	161,792
8,100	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	137,639
75	Sun Life Financial, Inc. (Insurance)	4,247
10,350	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	295,726
733	TC Energy Corp. (Oil, Gas & Consumable Fuels)	37,851
2,113	TELUS Corp. (Diversified Telecommunication Services)	49,719
1,360	TFI International, Inc. (Road & Rail)	130,902
217	The Bank of Nova Scotia (Banks)	15,630
5,714	The Descartes Systems Group, Inc.* (Software)	415,767
7,052	The Toronto-Dominion Bank (Banks)	564,815
316	Thomson Reuters Corp. (Professional Services)	33,923
1,227	Toromont Industries Ltd. (Trading Companies & Distributors)	103,564
3,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	128,350
13,000	Wesdome Gold Mines Ltd.* (Metals & Mining)	111,781
74,960	Wheaton Precious Metals Corp. (Metals & Mining)	3,022,387
18,500	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	130,547

		12,570,637

Chile – 0.0%
62,278	Cencosud SA (Food & Staples Retailing)	114,713

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
12,792	Falabella SA (Multiline Retail)	$ 45,530

		160,243

China – 3.5%
59,100	Agile Group Holdings Ltd. (Real Estate Management & Development)	31,329
556,674	Agricultural Bank of China Ltd. Class H (Banks)	211,800
5,100	Airtac International Group (Machinery)	179,056
52,850	Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	828,348
46,400	Angang Steel Co. Ltd. Class H (Metals & Mining)	20,360
76,750	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	405,971
5,200	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	78,079
1,847	Baidu, Inc. ADR* (Interactive Media & Services)	295,040
1,507,837	Bank of China Ltd. Class H (Banks)	587,744
492,363	Bank of Communications Co. Ltd. Class H (Banks)	330,248
378,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	252,363
11,100	BYD Co. Ltd. Class H (Automobiles)	328,305
37,100	Centre Testing International Group Co. Ltd. Class A (Professional Services)	122,858
111,300	China Aoyuan Group Ltd. (Real Estate Management & Development)	22,322
522,311	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	95,525
33,000	China Coal Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	18,469
175,515	China Construction Bank Corp. Class H (Banks)	134,681
65,000	China Feihe Ltd.(a) (Food Products)	90,140
209,762	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	124,384
74,600	China International Capital Corp. Ltd. Class H(a) (Capital Markets)	203,212
159,000	China Longyuan Power Group Corp. Ltd. Class H (Independent Power and Renewable Electricity Producers)	324,406

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
64,532	China Medical System Holdings Ltd. (Pharmaceuticals)	$ 108,061
49,000	China Merchants Bank Co. Ltd. Class H (Banks)	409,548
130,350	China National Building Material Co. Ltd. Class H (Construction Materials)	169,305
39,550	China Railway Group Ltd. Class H (Construction & Engineering)	24,414
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	37,128
74,000	China Yongda Automobiles Services Holdings Ltd. (Specialty Retail)	94,684
52,500	China Yuhua Education Corp. Ltd.(a) (Diversified Consumer Services)	11,423
9,500	Chongqing Brewery Co. Ltd.* (Beverages)	198,897
36,600	CITIC Securities Co. Ltd. Class H (Capital Markets)	98,008
7,500	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	723,688
71,500	COSCO Shipping Holdings Co. Ltd. Class H* (Marine)	130,075
1,533	Daqo New Energy Corp. ADR* (Semiconductors & Semiconductor Equipment)	61,504
95,250	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	83,996
26,450	Dongyue Group Ltd. (Chemicals)	32,372
4,779	FinVolution Group (Consumer Finance)	18,877
9,000	Ganfeng Lithium Co. Ltd. Class H(a) (Metals & Mining)	143,013
13,650	GF Securities Co. Ltd. Class H (Capital Markets)	23,660
200,800	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	89,377
33,300	Guotai Junan Securities Co. Ltd. Class H(a) (Capital Markets)	50,589
90,000	Haitong Securities Co. Ltd. Class H (Capital Markets)	80,992
13,624	Hello Group, Inc. ADR (Interactive Media & Services)	132,561
20,800	Huatai Securities Co. Ltd. Class H(a) (Capital Markets)	36,974
8,969	HUYA, Inc. ADR* (Entertainment)	59,375
62,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	37,562

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,120	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	$ 158,746
7,730	JD.com, Inc. Class A* (Internet & Direct Marketing Retail)	292,978
1,180	KE Holdings, Inc. ADR* (Real Estate Management & Development)	25,712
116,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,136,807
29,900	LONGi Green Energy Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	334,849
5,450	Meituan Class B*(a) (Internet & Direct Marketing Retail)	162,597
83,500	Metallurgical Corp. of China Ltd. Class H (Construction & Engineering)	22,393
11,450	NetEase, Inc. (Entertainment)	239,070
3,201	NetEase, Inc. ADR (Entertainment)	330,855
43,142	New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	61,693
4,750	Nongfu Spring Co. Ltd. Class H(a) (Beverages)	28,759
89,700	Orient Securities Co. Ltd. Class H(a) (Capital Markets)	70,304
490,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	242,987
996	Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	59,601
18,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	146,813
3,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Supplies)	182,654
21,700	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	402,642
3,190	Silergy Corp. (Semiconductors & Semiconductor Equipment)	431,175
57,000	Sinopec Engineering Group Co. Ltd. Class H (Construction & Engineering)	27,806
87,600	Sunac China Holdings Ltd. (Real Estate Management & Development)	107,951
6,500	Sungrow Power Supply Co. Ltd. Class A (Electrical Equipment)	117,890
2,150	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	55,508

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
31,266	Tencent Holdings Ltd. (Interactive Media & Services)	$ 1,959,199
28,291	Tencent Music Entertainment Group ADR* (Entertainment)	174,838
387,000	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	122,466
14,166	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	131,885
67,450	Want Want China Holdings Ltd. (Food Products)	66,176
795	Weibo Corp. ADR* (Interactive Media & Services)	27,547
9,400	WuXi AppTec Co. Ltd. Class H(a) (Life Sciences Tools & Services)	134,827
59,778	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	599,141
27,400	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (Machinery)	314,651
97,000	Xtep International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	174,210
1,300	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (Personal Products)	34,338
4,000	Yunnan Energy New Material Co. Ltd. Class A (Chemicals)	160,713
33,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	257,351

		16,337,855

Denmark – 0.7%
273	ALK-Abello A/S* (Pharmaceuticals)	115,280
5	AP Moller - Maersk A/S Class A (Marine)	16,751
2	AP Moller - Maersk A/S Class B (Marine)	7,184
2,022	Carlsberg AS Class B (Beverages)	327,424
13	Coloplast A/S Class B (Health Care Equipment & Supplies)	1,890
62	Demant A/S* (Health Care Equipment & Supplies)	2,743
3,915	DSV A/S (Air Freight & Logistics)	795,452
14,596	Novo Nordisk A/S Class B (Pharmaceuticals)	1,451,839
370	Rockwool International A/S Class B (Building Products)	141,714
1,412	Royal Unibrew A/S (Beverages)	162,331

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
3,459	Vestas Wind Systems A/S (Electrical Equipment)	$ 93,602

		3,116,210

Finland – 0.0%
41	Elisa Oyj (Diversified Telecommunication Services)	2,408
2,496	Kesko Oyj Class B (Food & Staples Retailing)	78,831
380	Kojamo Oyj (Real Estate Management & Development)	8,712
117	Neste Oyj (Oil, Gas & Consumable Fuels)	5,277

		95,228

France – 3.9%
7,313	Air Liquide SA (Chemicals)	1,250,956
22,343	Alstom SA (Machinery)	724,354
1,080	Arkema SA (Chemicals)	159,697
28,114	AXA SA (Insurance)	890,398
82	BioMerieux (Health Care Equipment & Supplies)	9,616
1,358	Bollore SA (Entertainment)	7,320
235	Bouygues SA (Construction & Engineering)	8,288
5,006	Capgemini SE (IT Services)	1,125,431
2,913	Carrefour SA (Food & Staples Retailing)	55,439
3,785	Cellectis SA ADR* (Biotechnology)	23,505
78	Cie de Saint-Gobain (Building Products)	5,278
2,655	Cie Generale des Etablissements Michelin SCA (Auto Components)	444,245
8,945	Constellium SE* (Metals & Mining)	156,448
3,829	Criteo SA ADR* (Media)	129,420
12,884	Danone SA (Food Products)	803,331
6,233	Dassault Systemes SE (Software)	301,418
43	Eiffage SA (Construction & Engineering)	4,518
34,345	Engie SA (Multi-Utilities)	528,288
2,956	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	559,232
10,735	Eutelsat Communications SA (Media)	133,112
3,117	Faurecia SE (Auto Components)	138,171
17	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,307
21	Hermes International (Textiles, Apparel & Luxury Goods)	31,530
4,480	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	119,160

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,223	L’Oreal SA (Personal Products)	$ 522,400
4,252	Legrand SA (Electrical Equipment)	432,739
2,412	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,981,162
984	Nexans SA (Electrical Equipment)	88,918
17,890	Orange SA (Diversified Telecommunication Services)	210,162
7,306	Pernod Ricard SA (Beverages)	1,562,749
849	Publicis Groupe SA (Media)	57,529
61	Rubis SCA (Gas Utilities)	1,975
13,131	Sanofi (Pharmaceuticals)	1,373,004
89	Sartorius Stedim Biotech (Life Sciences Tools & Services)	39,027
8,637	Schneider Electric SE (Electrical Equipment)	1,463,067
3,751	SCOR SE (Insurance)	127,956
6	SEB SA (Household Durables)	911
799	Sopra Steria Group SACA (IT Services)	140,474
6,762	SPIE SA (Commercial Services & Supplies)	156,841
12	Teleperformance (Professional Services)	4,519
24,741	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,406,957
14,378	Valeo (Auto Components)	402,420
1,956	Veolia Environnement SA (Multi-Utilities)	70,660
5,112	Vinci SA (Construction & Engineering)	560,309
351	Vivendi SE (Media)	4,600

		18,219,841

Germany – 2.1%
47	Allianz SE (Insurance)	12,067
2,134	Auto1 Group SE*(a) (Specialty Retail)	37,229
14,901	BASF SE (Chemicals)	1,141,251
17,751	Bayer AG (Pharmaceuticals)	1,078,442
90	Bayerische Motoren Werke AG (Automobiles)	9,526
176	Bechtle AG (IT Services)	10,567
7,010	Beiersdorf AG (Personal Products)	697,239
718	Brenntag SE (Trading Companies & Distributors)	61,516
14	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	2,252
2,303	Daimler AG (Automobiles)	183,765
1,155	Daimler Truck Holding AG* (Machinery)	40,718
4,872	Deutsche Boerse AG (Capital Markets)	866,010

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,514	Deutsche Post AG (Air Freight & Logistics)	$ 91,113
4,567	Deutsche Telekom AG (Diversified Telecommunication Services)	86,220
76	Deutsche Wohnen SE (Real Estate Management & Development)	3,096
579	E.ON SE (Multi-Utilities)	7,986
46	Evonik Industries AG (Chemicals)	1,501
3,844	Evotec SE* (Life Sciences Tools & Services)	155,546
5,494	flatexDEGIRO AG* (Capital Markets)	106,313
37	Hannover Rueck SE (Insurance)	7,464
2,119	K&S AG* (Chemicals)	40,455
1,059	KION Group AG (Machinery)	97,908
45	LEG Immobilien SE (Real Estate Management & Development)	5,970
3,546	Merck KGaA (Pharmaceuticals)	777,632
382	METRO AG (Food & Staples Retailing)	3,899
1,151	MTU Aero Engines AG (Aerospace & Defense)	244,920
192	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	60,784
215	ProSiebenSat.1 Media SE (Media)	3,363
1,568	Rheinmetall AG (Aerospace & Defense)	163,934
21,182	RWE AG (Multi-Utilities)	893,505
16,921	SAP SE (Software)	2,122,929
1,132	Scout24 SE(a) (Interactive Media & Services)	67,631
1,867	Siemens AG (Industrial Conglomerates)	296,426
781	Sixt SE* (Road & Rail)	126,965
1,402	Stroeer SE & Co. KGaA (Media)	104,976
33	Symrise AG (Chemicals)	3,944
3,282	TAG Immobilien AG (Real Estate Management & Development)	86,672
148	Talanx AG* (Insurance)	7,083
802	Uniper SE (Independent Power and Renewable Electricity Producers)	36,290
14	Volkswagen AG (Automobiles)	4,054
93	Vonovia SE (Real Estate Management & Development)	5,297

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
108	Zalando SE*(a) (Internet & Direct Marketing Retail)	$ 8,572

		9,763,030

Greece* – 0.0%
54,173	Alpha Bank AE (Banks)	81,983

Hong Kong – 0.8%
164,525	AIA Group Ltd. (Insurance)	1,717,610
50,650	Bosideng International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	24,689
3,150	China Resources Beer Holdings Co. Ltd. (Beverages)	23,517
193,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	94,380
50,000	CIMC Enric Holdings Ltd. (Machinery)	61,344
15,068	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	107,093
855	CLP Holdings Ltd. (Electric Utilities)	8,556
184,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	223,632
405	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	23,116
36,740	Hopson Development Holdings Ltd. (Real Estate Management & Development)	76,554
18,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	55,175
2,662	Kerry Logistics Network Ltd. (Air Freight & Logistics)	6,655
2,742	Kerry Properties Ltd. (Real Estate Management & Development)	7,746
23,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	111,038
90,000	Kunlun Energy Co. Ltd. (Gas Utilities)	93,334
254,031	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	275,295
107	Link REIT (Equity Real Estate Investment Trusts (REITs))	919
39,042	PCCW Ltd. (Diversified Telecommunication Services)	20,560
798	Power Assets Holdings Ltd. (Electric Utilities)	4,903
192,400	Shimao Group Holdings Ltd. (Real Estate Management & Development)	141,798
107,150	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	73,896

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
27,465	Sinotruk Hong Kong Ltd. (Machinery)	$ 40,853
4,316	SITC International Holdings Co. Ltd. (Marine)	16,451
162,850	Sun Art Retail Group Ltd. (Food & Staples Retailing)	59,470
10,500	Swire Pacific Ltd. Class A (Real Estate Management & Development)	63,610
17,389	Techtronic Industries Co. Ltd. (Machinery)	286,920
275,000	Truly International Holdings Ltd. (Electronic Equipment, Instruments & Components)	111,102
945	VTech Holdings Ltd. (Communications Equipment)	7,460
39,000	Yue Yuen Industrial Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	65,853

		3,803,529

Hungary* – 0.1%
4,453	OTP Bank Nyrt (Banks)	258,395

India – 1.9%
6,782	Adani Enterprises Ltd. (Trading Companies & Distributors)	157,178
5,563	Adani Total Gas Ltd. (Gas Utilities)	135,772
6,190	Adani Transmission Ltd.* (Electric Utilities)	165,370
3,386	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	203,447
5,108	Asian Paints Ltd. (Chemicals)	216,457
5,126	Bajaj Finance Ltd. (Consumer Finance)	485,488
590	Bajaj Finserv Ltd. (Diversified Financial Services)	125,097
6,659	Balkrishna Industries Ltd. (Auto Components)	209,923
24,287	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	238,545
450	Deepak Nitrite Ltd. (Chemicals)	13,561
2,784	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	151,176
614	Dr Lal PathLabs Ltd.(a) (Health Care Providers & Services)	24,594
1,828	Escorts Ltd. (Machinery)	45,577
40,326	HDFC Bank Ltd. (Banks)	811,000
11,096	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	378,604
24,171	ICICI Bank Ltd. (Banks)	259,673
1,993	Info Edge India Ltd. (Interactive Media & Services)	131,917
24,138	Infosys Ltd. (IT Services)	567,912

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
23,200	Infosys Ltd. ADR (IT Services)	$ 546,824
11,793	JSW Steel Ltd. (Metals & Mining)	100,470
756	L&T Technology Services Ltd.(a) (Professional Services)	47,922
1,542	Larsen & Toubro Infotech Ltd.(a) (IT Services)	130,505
3,332	Mindtree Ltd. (IT Services)	180,476
75,261	Motherson Sumi Systems Ltd. (Auto Components)	182,526
83,047	Motherson Sumi Wiring India Ltd.* (Auto Components)	38,729
57	MRF Ltd. (Auto Components)	55,356
96	Page Industries Ltd. (Textiles, Apparel & Luxury Goods)	54,834
28,035	Power Finance Corp. Ltd. (Diversified Financial Services)	46,027
60,266	REC Ltd. (Diversified Financial Services)	112,475
14,884	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	479,669
62,137	State Bank of India (Banks)	452,519
18,939	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	212,771
11,100	Tata Consultancy Services Ltd. (IT Services)	558,950
796	Tata Elxsi Ltd. (Software)	81,622
36,807	Tata Motors Ltd.* (Automobiles)	253,931
5,979	Tata Steel Ltd. (Metals & Mining)	88,163
10,029	Tech Mahindra Ltd. (IT Services)	200,196
14,370	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	458,204
2,625	UltraTech Cement Ltd. (Construction Materials)	255,120
7,700	United Spirits Ltd.* (Beverages)	89,935

		8,948,515

Indonesia – 0.2%
121,600	Aneka Tambang Tbk (Metals & Mining)	15,170
117,250	Astra International Tbk PT (Automobiles)	44,875
493,200	Bank Central Asia Tbk PT (Banks)	262,332
454,000	Bank Mandiri Persero Tbk PT (Banks)	237,900
1,199,000	Bank Rakyat Indonesia Persero Tbk PT (Banks)	341,278
874,900	Multipolar Tbk PT* (Multiline Retail)	12,897
505,600	Perusahaan Gas Negara Tbk PT* (Gas Utilities)	48,937

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
102,150	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	$ 29,917
		993,306

Ireland – 1.9%
2,967	Accenture PLC Class A (IT Services)	1,049,072
24	Allegion PLC (Building Products)	2,945
13,067	Aon PLC Class A (Insurance)	3,612,241
31,470	Bank of Ireland Group PLC* (Banks)	212,104
271	Eaton Corp. PLC (Electrical Equipment)	42,935
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	609
495	Glanbia PLC (Food Products)	6,799
11,689	Grafton Group PLC (Trading Companies & Distributors)	183,735
2,650	ICON PLC* (Life Sciences Tools & Services)	704,158
576	Johnson Controls International PLC (Building Products)	41,858
87	Kerry Group PLC Class A (Food Products)	10,962
2,707	Linde PLC* (Chemicals)	861,556
3,657	Medtronic PLC (Health Care Equipment & Supplies)	378,463
79	Pentair PLC (Machinery)	5,032
10,444	Ryanair Holdings PLC ADR* (Airlines)	1,165,759
66	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	7,072
2,673	STERIS PLC (Health Care Equipment & Supplies)	599,821
155	Trane Technologies PLC (Building Products)	26,830

		8,911,951

Israel – 0.2%
1,070	Bank Leumi Le-Israel BM (Banks)	11,476
109,202	Bezeq The Israeli Telecommunication Corp. Ltd.* (Diversified Telecommunication Services)	187,984
4,007	Check Point Software Technologies Ltd.* (Software)	484,887
789	CyberArk Software Ltd.* (Software)	108,211
2,727	Israel Discount Bank Ltd. Class A (Banks)	18,287
24	Nice Ltd.* (Software)	6,143
1,145	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	135,454
89	Paz Oil Co. Ltd.* (Oil, Gas & Consumable Fuels)	12,660

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
1,257	The Phoenix Holdings Ltd. (Insurance)	$ 15,007
5,154	Tower Semiconductor Ltd.* (Semiconductors & Semiconductor Equipment)	177,040

		1,157,149

Italy – 1.0%
1,357	Assicurazioni Generali SpA (Insurance)	28,558
14,708	Banca Mediolanum SpA (Diversified Financial Services)	142,975
72,863	BPER Banca (Banks)	153,393
2,961	Buzzi Unicem SpA (Construction Materials)	61,829
144,979	Enel SpA (Electric Utilities)	1,115,845
19,739	Eni SpA (Oil, Gas & Consumable Fuels)	296,503
35,435	Hera SpA (Multi-Utilities)	147,317
7	Interpump Group SpA (Machinery)	432
189,554	Intesa Sanpaolo SpA (Banks)	563,324
11,739	Mediobanca Banca di Credito Finanziario SpA (Banks)	134,489
834	Poste Italiane SpA(a) (Insurance)	11,195
3,981	Prysmian SpA (Electrical Equipment)	134,245
21,265	Snam SpA (Gas Utilities)	119,162
1,103	Terna - Rete Elettrica Nazionale (Electric Utilities)	8,667
102,219	UniCredit SpA (Banks)	1,624,609

		4,542,543

Japan – 4.2%
1,600	ABC-Mart, Inc. (Specialty Retail)	73,055
1	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,385
5,800	ADEKA Corp (Chemicals)	125,842
2	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	5,883
3,300	Aeon Co. Ltd. (Food & Staples Retailing)	75,198
5,200	AEON Financial Service Co. Ltd. (Consumer Finance)	54,576
100	AGC, Inc. (Building Products)	4,590
300	Air Water, Inc. (Chemicals)	4,573
600	Aisin Corp. (Auto Components)	21,788
100	Alfresa Holdings Corp. (Health Care Providers & Services)	1,426
16,600	Amada Co. Ltd. (Machinery)	160,713

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,000	Anritsu Corp. (Electronic Equipment, Instruments & Components)	$ 96,662
500	Azbil Corp. (Electronic Equipment, Instruments & Components)	19,639
400	BayCurrent Consulting, Inc. (Professional Services)	151,807
100	Bridgestone Corp. (Auto Components)	4,379
4,700	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	95,993
900	Canon, Inc. (Technology Hardware, Storage & Peripherals)	21,286
5,900	Casio Computer Co. Ltd. (Household Durables)	73,791
2,200	Chubu Electric Power Co., Inc. (Electric Utilities)	22,035
100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,248
6,100	CKD Corp. (Machinery)	112,609
200	Cosmo Energy Holdings Co. Ltd. (Oil, Gas & Consumable Fuels)	4,021
50	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	6,244
3,900	Daikin Industries Ltd. (Building Products)	818,782
500	Daio Paper Corp. (Paper & Forest Products)	8,135
9	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	26,811
3,500	Denka Co. Ltd (Chemicals)	123,264
5,000	Denso Corp. (Auto Components)	373,168
100	Ebara Corp. (Machinery)	4,901
400	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	5,249
28,600	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	113,903
6,000	EXEO Group, Inc. (Construction & Engineering)	121,944
7,500	FANUC Corp. (Machinery)	1,483,112
550	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	36,870
50	Fujitsu Ltd. (IT Services)	6,610
7,200	Fukuoka Financial Group, Inc. (Banks)	141,402
84	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	135,207
500	GS Yuasa Corp. (Electrical Equipment)	10,697
2,400	Hanwa Co. Ltd. (Trading Companies & Distributors)	65,910

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10,200	Hino Motors Ltd. (Machinery)	$ 88,663
16,700	Hitachi Ltd. (Industrial Conglomerates)	867,999
300	Honda Motor Co. Ltd. (Automobiles)	8,836
2,400	House Foods Group, Inc. (Food Products)	61,674
5,500	Hoya Corp. (Health Care Equipment & Supplies)	713,176
100	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	2,562
800	Iida Group Holdings Co. Ltd. (Household Durables)	16,644
2	Industrial & Infrastructure Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	3,346
4,100	Internet Initiative Japan, Inc. (Diversified Telecommunication Services)	135,784
11,000	ITOCHU Corp. (Trading Companies & Distributors)	353,391
1,300	Itoham Yonekyu Holdings, Inc. (Food Products)	7,627
500	Iwatani Corp. (Oil, Gas & Consumable Fuels)	23,572
6,000	Jafco Group Co. Ltd. (Capital Markets)	95,807
198	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	96,527
4	Japan Logistics Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	11,087
5,200	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	76,003
6	Japan Metropolitan Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	5,056
1,600	Japan Post Holdings Co. Ltd. (Insurance)	13,657
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	5,499
12,700	Japan Tobacco, Inc. (Tobacco)	253,554
1,700	K’s Holdings Corp. (Specialty Retail)	16,729
400	Kajima Corp. (Construction & Engineering)	4,831
6,900	Kamigumi Co. Ltd. (Transportation Infrastructure)	133,332
1,000	Kandenko Co. Ltd. (Construction & Engineering)	7,441
100	Kaneka Corp. (Chemicals)	3,257
100	KDDI Corp. (Wireless Telecommunication Services)	3,195

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
43	Kenedix Residential Next Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 74,961
1,220	Keyence Corp. (Electronic Equipment, Instruments & Components)	625,765
400	Kinden Corp. (Construction & Engineering)	5,718
310	Koei Tecmo Holdings Co. Ltd. (Entertainment)	11,215
5,950	Koito Manufacturing Co. Ltd. (Auto Components)	298,752
400	KOKUYO Co. Ltd. (Commercial Services & Supplies)	5,831
300	Konami Holdings Corp. (Entertainment)	16,173
600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	2,529
2,800	Kose Corp. (Personal Products)	256,003
28,700	Kubota Corp. (Machinery)	615,487
1,800	Kumagai Gumi Co. Ltd. (Construction & Engineering)	45,882
1,400	Kureha Corp. (Chemicals)	104,518
7,800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	481,036
2,000	Kyudenko Corp. (Construction & Engineering)	51,155
4,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	32,603
3	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	4,799
3,100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	695,446
100	Lawson, Inc. (Food & Staples Retailing)	4,383
100	Lixil Corp. (Building Products)	2,289
1,300	M&A Capital Partners Co, Ltd.* (Capital Markets)	55,983
4,600	Marubeni Corp. (Trading Companies & Distributors)	47,334
13,800	Mazda Motor Corp.* (Automobiles)	106,312
1,400	Medipal Holdings Corp. (Health Care Providers & Services)	25,193
6,300	Mirait Holdings Corp. (Construction & Engineering)	104,592
8,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	69,813
1,400	Mitsubishi Corp. (Trading Companies & Distributors)	47,533
400	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	7,662

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
100	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	$ 2,454
1,600	Mitsui & Co. Ltd. (Trading Companies & Distributors)	39,897
200	Mitsui Chemicals, Inc. (Chemicals)	5,349
23	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	113,121
100	Mitsui OSK Lines Ltd. (Marine)	7,744
2	Mori Hills REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,450
3,000	Morinaga Milk Industry Co. Ltd. (Food Products)	145,446
9,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	744,314
3,400	MUSASHI SEIMITSU INDUSTRY Co. Ltd. (Auto Components)	51,217
800	Nagase & Co. Ltd. (Trading Companies & Distributors)	12,778
300	NEC Networks & System Integration Corp. (IT Services)	4,329
100	NH Foods Ltd. (Food Products)	3,856
550	Nidec Corp. (Electrical Equipment)	48,746
100	Nifco, Inc. (Auto Components)	2,911
2,900	Nihon Unisys Ltd. (IT Services)	76,293
2,000	Nippon Express Holdings, Inc. (Road & Rail)	118,527
9	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	28,082
21	NIPPON REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	70,761
1,600	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	104,593
200	Nippon Steel Corp. (Metals & Mining)	3,269
1,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	34,341
1,400	Nippon Yusen KK (Marine)	109,751
1,700	Nissan Motor Co. Ltd.* (Automobiles)	8,997
7	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	9,712
1,100	Obayashi Corp. (Construction & Engineering)	8,912
200	Oji Holdings Corp. (Paper & Forest Products)	1,065
26,900	Olympus Corp. (Health Care Equipment & Supplies)	601,943

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
500	ORIX Corp. (Diversified Financial Services)	$ 10,314
500	Osaka Gas Co. Ltd. (Gas Utilities)	8,503
200	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	1,111
6,200	Persol Holdings Co. Ltd. (Professional Services)	160,058
1,400	Rengo Co. Ltd. (Containers & Packaging)	10,447
100	Rinnai Corp. (Household Durables)	8,930
5,900	Ryohin Keikaku Co. Ltd. (Multiline Retail)	84,720
3,000	Sankyu, Inc. (Road & Rail)	108,533
300	Sato Holdings Corp. (Commercial Services & Supplies)	5,291
10,800	Sega Sammy Holdings, Inc. (Leisure Products)	181,339
200	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	3,115
5,200	Sekisui House Ltd. (Household Durables)	105,353
10	Sekisui House Reit, Inc. (Equity Real Estate Investment Trusts (REITs))	6,811
3,900	Seria Co. Ltd. (Multiline Retail)	98,144
700	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	35,601
600	Shikoku Electric Power Co. Inc. (Electric Utilities)	4,171
200	Shimizu Corp. (Construction & Engineering)	1,332
1,700	Shin-Etsu Chemical Co. Ltd. (Chemicals)	284,426
100	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,602
4,000	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	89,779
800	SMC Corp. (Machinery)	446,209
1,000	SoftBank Corp. (Wireless Telecommunication Services)	12,536
100	SoftBank Group Corp. (Wireless Telecommunication Services)	4,430
2,180	Sojitz Corp. (Trading Companies & Distributors)	34,164
5,700	Sony Group Corp. (Household Durables)	637,650
100	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	5,866
3,300	Sumitomo Bakelite Co. Ltd. (Chemicals)	159,028
2,000	Sumitomo Chemical Co. Ltd. (Chemicals)	10,086
200	Sumitomo Corp. (Trading Companies & Distributors)	3,091

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
9,100	Sumitomo Forestry Co. Ltd. (Household Durables)	$ 160,211
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	4,619
15,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	561,927
1,600	Sumitomo Rubber Industries Ltd. (Auto Components)	16,649
100	Takashimaya Co. Ltd. (Multiline Retail)	950
30,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	895,580
1,700	Teijin Ltd. (Chemicals)	21,431
13,500	Terumo Corp. (Health Care Equipment & Supplies)	492,802
18,000	The Chiba Bank Ltd. (Banks)	116,364
3,000	The Chugoku Electric Power Co., Inc. (Electric Utilities)	23,579
300	The Kansai Electric Power Co., Inc. (Electric Utilities)	2,832
2,200	The Yokohama Rubber Co. Ltd. (Auto Components)	32,073
5,000	TIS, Inc. (IT Services)	131,503
400	Toda Corp. (Construction & Engineering)	2,584
4,300	Tohoku Electric Power Co., Inc. (Electric Utilities)	30,289
1,700	Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	100,702
1,500	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	54,988
25,100	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	137,502
500	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	9,511
3,100	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	76,035
3,600	Toyo Suisan Kaisha Ltd. (Food Products)	147,502
4,400	Toyoda Gosei Co. Ltd. (Auto Components)	92,475
6,800	Toyota Boshoku Corp. (Auto Components)	120,533
700	Toyota Motor Corp. (Automobiles)	13,834
400	Toyota Tsusho Corp. (Trading Companies & Distributors)	16,221
900	Ube Industries Ltd. (Chemicals)	16,182
3,100	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	157,733
2	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,363
6,100	Yamada Holdings Co. Ltd. (Specialty Retail)	20,587

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
100	Yaoko Co. Ltd. (Food & Staples Retailing)	$ 5,781
1,100	Z Holdings Corp. (Interactive Media & Services)	5,587
2,200	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	98,468

		19,882,819

Luxembourg – 0.3%
2,078	APERAM SA (Metals & Mining)	117,094
8,842	ArcelorMittal SA (Metals & Mining)	262,643
33,967	B&M European Value Retail SA (Multiline Retail)	260,106
70	Eurofins Scientific SE (Life Sciences Tools & Services)	7,028
1,620	Globant SA* (IT Services)	413,392
184	L’Occitane International SA (Personal Products)	726
381	RTL Group SA* (Media)	21,567
1,288	Spotify Technology SA* (Entertainment)	252,783
10	Tenaris SA (Energy Equipment & Services)	122

		1,335,461

Macau* – 0.1%
233,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	651,382

Malaysia – 0.1%
87,700	Hartalega Holdings Bhd (Health Care Equipment & Supplies)	123,205
119,750	Inari Amertron Bhd (Electronic Equipment, Instruments & Components)	95,682
97,750	Kossan Rubber Industries Bhd (Health Care Equipment & Supplies)	42,038
16,500	Petronas Chemicals Group Bhd (Chemicals)	35,046
159,030	Supermax Corp. Bhd (Health Care Equipment & Supplies)	44,835
295,300	Top Glove Corp. Bhd (Health Care Equipment & Supplies)	150,278

		491,084

Mauritius – 0.0%
19,000	Golden Agri-Resources Ltd. (Food Products)	3,472

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – 0.3%
3,972	Cemex SAB de CV* (Construction Materials)	$ 24,309
5,100	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	103,263
19,900	Grupo Bimbo SAB de CV Series A (Food Products)	62,310
87,098	Grupo Financiero Banorte SAB de CV Class O (Banks)	552,026
46,900	Grupo Mexico SAB de CV Series B (Metals & Mining)	201,419
22,650	Orbia Advance Corp. SAB de CV (Chemicals)	52,892
102,100	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	347,164

		1,343,383

Netherlands – 1.4%
3,440	Aalberts NV (Machinery)	210,288
210	Adyen NV*(a) (IT Services)	427,328
8,947	Akzo Nobel NV (Chemicals)	926,083
2,313	Arcadis NV (Construction & Engineering)	101,252
137	ASM International NV (Semiconductors & Semiconductor Equipment)	47,070
1,792	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,213,546
4,584	ASR Nederland NV (Insurance)	213,136
1,257	Euronext NV(a) (Capital Markets)	121,190
429	EXOR NV (Diversified Financial Services)	35,972
2,960	Ferrari NV (Automobiles)	682,199
8	IMCD NV (Trading Companies & Distributors)	1,376
53,600	ING Groep NV (Banks)	792,696
6,671	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	216,304
86	Koninklijke DSM NV (Chemicals)	16,122
1,322	Koninklijke KPN NV (Diversified Telecommunication Services)	4,361
14,701	Koninklijke Philips NV (Health Care Equipment & Supplies)	489,003
1,616	NN Group NV (Insurance)	90,435
6,363	QIAGEN NV* (Life Sciences Tools & Services)	314,537
6,110	Randstad NV (Professional Services)	397,478
2,651	Signify NV(a) (Electrical Equipment)	140,421
351	Universal Music Group NV (Entertainment)	8,666
140	Wolters Kluwer NV (Professional Services)	14,249
1,660	Yandex NV Class A* (Interactive Media & Services)	79,780

		6,543,492

Shares	Description	Value

Common Stocks – (continued)
New Zealand – 0.0%
144	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	$ 2,649
1,221	Fletcher Building Ltd. (Building Products)	5,193
980	Infratil, Ltd. (Electric Utilities)	4,891
179	Mainfreight Ltd. (Air Freight & Logistics)	9,878
505	Spark New Zealand Ltd. (Diversified Telecommunication Services)	1,443

		24,054

Norway – 0.0%
52	Aker ASA (Industrial Conglomerates)	4,448
205	Equinor ASA (Oil, Gas & Consumable Fuels)	5,651
4,010	Norsk Hydro ASA (Metals & Mining)	30,818
1,864	Orkla ASA (Food Products)	17,813
286	Telenor ASA (Diversified Telecommunication Services)	4,727
102	Yara International ASA (Chemicals)	5,238

		68,695

Panama* – 0.0%
1,910	Copa Holdings SA Class A (Airlines)	159,638

Peru – 0.0%
1,610	Credicorp Ltd. (Banks)	230,584

Poland – 0.1%
4,817	Bank Polska Kasa Opieki SA (Banks)	160,509
44	KGHM Polska Miedz SA (Metals & Mining)	1,518
18	LPP SA (Textiles, Apparel & Luxury Goods)	70,406
8,556	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	16,118
667	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	11,657
7,675	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	10,023

		270,231

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.1%
1,468	EDP - Energias de Portugal SA (Electric Utilities)	$ 7,515
23,840	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	262,866
298	Jeronimo Martins SGPS SA (Food & Staples Retailing)	7,161
96,541	Sonae SGPS SA (Food & Staples Retailing)	110,926

		388,468

Puerto Rico – 0.0%
1,156	EVERTEC, Inc. (IT Services)	50,448

Qatar – 0.1%
143,264	Barwa Real Estate Co. (Real Estate Management & Development)	132,266
40,432	Industries Qatar QSC (Industrial Conglomerates)	186,891
6,550	Qatar Islamic Bank SAQ (Banks)	35,260
47,100	The Commercial Bank PQSC (Banks)	92,493
148,424	United Development Co. QSC (Real Estate Management & Development)	67,922

		514,832

Russia – 0.5%
30,642	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	265,053
10,244	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	913,816
11,950	Magnit PJSC GDR (Food & Staples Retailing)	156,545
4,763	Novolipetsk Steel PJSC (Metals & Mining)	131,363
5,650	PhosAgro PJSC GDR (Chemicals)	113,565
26,689	Sberbank of Russia PJSC ADR (Banks)	373,013
28,500	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	132,867
49,997	VTB Bank PJSC GDR (Banks)	56,397

		2,142,619

Singapore – 0.2%
78,200	ComfortDelGro Corp. Ltd. (Road & Rail)	78,961
21,500	DBS Group Holdings Ltd. (Banks)	564,738
125,951	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	128,136

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
300	Jardine Cycle & Carriage Ltd. (Industrial Conglomerates)	$ 4,510
754	JOYY, Inc. ADR (Interactive Media & Services)	38,122
1,900	Keppel Corp. Ltd. (Industrial Conglomerates)	8,011
31,400	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	49,844
58,120	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	108,266
6,991	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	8,798
14,925	NetLink NBN Trust (Diversified Telecommunication Services)	10,716
2,415	Olam International Ltd. (Food & Staples Retailing)	3,018
600	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,585
2,653	Sembcorp Industries Ltd. (Multi-Utilities)	4,505
1,600	Singapore Press Holdings Ltd. (Media)	2,760
6,904	Wilmar International Ltd. (Food Products)	21,963
93,700	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	89,901

		1,127,834

South Africa – 0.3%
2,050	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	27,598
2,679	Bid Corp. Ltd. (Food & Staples Retailing)	57,753
1,923	Capitec Bank Holdings Ltd. (Banks)	252,495
5,705	Clicks Group Ltd. (Food & Staples Retailing)	109,542
8,815	Investec Ltd. (Capital Markets)	49,736
25,906	MTN Group* (Wireless Telecommunication Services)	325,792
16,062	MultiChoice Group (Media)	131,733
2,400	Northam Platinum Holdings Ltd.* (Metals & Mining)	31,692
3,882	Sasol Ltd.* (Chemicals)	87,393
28,000	Sibanye Stillwater Ltd. (Metals & Mining)	104,366

		1,178,100

South Korea – 2.2%
338	AfreecaTV Co. Ltd. (Interactive Media & Services)	44,341
11,298	BNK Financial Group, Inc. (Banks)	76,200
38	CJ CheilJedang Corp. (Food Products)	11,022

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
75	CJ Corp. (Industrial Conglomerates)	$ 5,013
1,875	Daewoo Engineering & Construction Co. Ltd.* (Construction & Engineering)	8,981
101	DB Insurance Co. Ltd. (Insurance)	5,059
1,650	DGB Financial Group, Inc. (Banks)	12,757
1,561	E-MART, Inc. (Food & Staples Retailing)	173,742
442	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	14,271
7,199	Hana Financial Group, Inc. (Banks)	271,247
174	Hankook Tire & Technology Co. Ltd. (Auto Components)	4,913
280	Hanwha Corp. (Industrial Conglomerates)	6,985
2,544	Hanwha Life Insurance Co. Ltd. (Insurance)	6,255
189	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	4,021
1,507	Hyundai Mobis Co. Ltd. (Auto Components)	295,828
2,788	Hyundai Motor Co. (Automobiles)	449,367
3,671	Industrial Bank of Korea (Banks)	31,873
1,000	Jusung Engineering Co. Ltd.* (Semiconductors & Semiconductor Equipment)	18,450
2,249	KakaoBank Corp.* (Banks)	78,132
8,462	KB Financial Group, Inc. (Banks)	419,374
46	KCC Corp. (Chemicals)	14,902
13,828	Kia Corp. (Automobiles)	964,167
1,468	KT Corp. (Diversified Telecommunication Services)	38,570
1,903	KT Corp. ADR (Diversified Telecommunication Services)	24,663
70	KT&G Corp. (Tobacco)	4,522
326	Kumho Petrochemical Co. Ltd. (Chemicals)	40,471
5,174	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	87,014
1,642	LG Electronics, Inc. (Household Durables)	178,391
124	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	37,280
912	NAVER Corp. (Interactive Media & Services)	240,896
1,238	POSCO (Metals & Mining)	276,932
240	Posco International Corp. (Trading Companies & Distributors)	4,150
60	S-Oil Corp. (Oil, Gas & Consumable Fuels)	4,555

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
553	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	$ 342,351
38,938	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,412,176
988	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,540,539
220	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	109,182
12,759	Shinhan Financial Group Co. Ltd. (Banks)	408,660
261	SK Bioscience Co. Ltd.* (Biotechnology)	35,724
80	SK Holdings Co. Ltd. (Industrial Conglomerates)	14,810
14,513	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,502,208
115	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	21,106
47	SK Square Co. Ltd.* (Semiconductors & Semiconductor Equipment)	2,144
2,450	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	116,608
350	SM Entertainment Co. Ltd.* (Entertainment)	17,517
8,205	Woori Financial Group, Inc. (Banks)	100,941

		10,478,310

Spain – 0.9%
4,631	Aena SME SA*(a) (Transportation Infrastructure)	748,289
31,981	Amadeus IT Group SA* (IT Services)	2,199,020
55,108	Banco Bilbao Vizcaya Argentaria SA (Banks)	351,844
265,229	CaixaBank SA (Banks)	853,342
42	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	1,905
3,116	CIE Automotive SA (Auto Components)	90,511
36	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	757
2,307	Enagas SA (Gas Utilities)	49,882
201	Fluidra SA (Machinery)	6,400
3,338	Iberdrola SA (Electric Utilities)	38,267
1,078	Repsol SA (Oil, Gas & Consumable Fuels)	13,699
631	Siemens Gamesa Renewable Energy SA* (Electrical Equipment)	13,653
10,481	Telefonica SA (Diversified Telecommunication Services)	48,858

		4,416,427

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – 0.7%
6,793	AAK AB (Food Products)	$ 127,242
84	Alfa Laval AB (Machinery)	2,838
9,810	Atlas Copco AB Class A (Machinery)	580,615
7,976	Castellum AB (Real Estate Management & Development)	187,865
288	Electrolux AB (Household Durables)	5,992
5,240	Evolution AB(a) (Hotels, Restaurants & Leisure)	651,946
34	Fastighets AB Balder Class B* (Real Estate Management & Development)	2,252
148	Getinge AB Class B (Health Care Equipment & Supplies)	5,786
11,162	Husqvarna AB Class B (Machinery)	155,196
106	Industrivarden AB Class A (Diversified Financial Services)	3,351
32	Industrivarden AB Class C (Diversified Financial Services)	994
862	Investor AB Class A (Diversified Financial Services)	19,610
2,902	Investor AB Class B (Diversified Financial Services)	63,008
34	Kinnevik AB Class A* (Diversified Financial Services)	1,074
2,250	Kinnevik AB Class B* (Diversified Financial Services)	67,249
154	L E Lundbergforetagen AB Class B (Diversified Financial Services)	7,869
4,586	Loomis AB (Commercial Services & Supplies)	117,756
2,639	Lundin Energy AB (Oil, Gas & Consumable Fuels)	107,323
5,208	Nibe Industrier AB Class B (Building Products)	49,500
20,079	Samhallsbyggnadsbolaget i Norden AB (Real Estate Management & Development)	121,099
1,164	Sdiptech AB Class B* (Commercial Services & Supplies)	48,246
198	Securitas AB Class B (Commercial Services & Supplies)	2,392
173	Skanska AB Class B (Construction & Engineering)	4,236

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
149	Svenska Cellulosa AB SCA Class B (Paper & Forest Products)	$ 2,595
24,367	Swedbank AB Class A (Banks)	477,062
2,035	Swedish Match AB (Tobacco)	15,745
1,529	Thule Group AB(a) (Leisure Products)	73,799
7,867	Trelleborg AB Class B (Machinery)	198,082

		3,100,722

Switzerland – 3.2%
51	ABB Ltd. (Electrical Equipment)	1,768
30	Adecco Group AG (Professional Services)	1,429
8,240	Alcon, Inc. (Health Care Equipment & Supplies)	635,375
19	Baloise Holding AG (Insurance)	3,328
129	Banque Cantonale Vaudoise (Banks)	10,666
757	BKW AG (Electric Utilities)	90,307
51	Chubb Ltd. (Insurance)	10,061
7,217	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	1,048,874
70,964	Credit Suisse Group AG (Capital Markets)	674,542
165	DKSH Holding AG (Professional Services)	13,230
4	EMS-Chemie Holding AG (Chemicals)	4,046
1,428	Garmin Ltd. (Household Durables)	177,672
54	Geberit AG (Building Products)	36,689
86	Georg Fischer AG (Machinery)	125,759
13	Givaudan SA (Chemicals)	53,858
5,368	Julius Baer Group Ltd. (Capital Markets)	350,797
472	Kuehne & Nagel International AG (Marine)	133,287
764	Logitech International SA (Technology Hardware, Storage & Peripherals)	64,199
895	Lonza Group AG (Life Sciences Tools & Services)	617,051
18,010	Nestle SA (Food Products)	2,325,781
22,281	Novartis AG (Pharmaceuticals)	1,935,985
49	Partners Group Holding AG (Capital Markets)	68,316
149	PSP Swiss Property AG (Real Estate Management & Development)	18,067
5,721	Roche Holding AG (Pharmaceuticals)	2,214,369

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
18	Schindler Holding AG (Machinery)	$ 4,517
219	Siemens Energy AG* (Electrical Equipment)	4,926
5,910	SIG Combibloc Group AG (Containers & Packaging)	137,312
3,472	Sika AG (Chemicals)	1,214,763
2,029	Sophia Genetics SA* (Health Care Technology)	23,739
1	Straumann Holding AG (Health Care Equipment & Supplies)	1,657
3	Swiss Life Holding AG (Insurance)	1,931
628	Swiss Prime Site AG (Real Estate Management & Development)	62,094
237	Swisscom AG (Diversified Telecommunication Services)	135,463
26	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	3,718
335	Tecan Group AG (Life Sciences Tools & Services)	162,881
47,088	UBS Group AG (Capital Markets)	873,461
409	VAT Group AG(a) (Machinery)	166,793
3,320	Zurich Insurance Group AG (Insurance)	1,587,983

		14,996,694

Taiwan – 2.0%
10,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	130,735
7,550	Cathay Financial Holding Co. Ltd. (Insurance)	17,513
20,400	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	201,255
7,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	155,291
1,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	58,380
26,000	Evergreen Marine Corp. Taiwan Ltd. (Marine)	110,311
111,069	Fubon Financial Holding Co. Ltd. (Insurance)	306,496
1,750	Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	30,728
2,173	Himax Technologies, Inc. ADR (Semiconductors & Semiconductor Equipment)	23,620
58,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	216,858

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
4,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	$ 30,248
26,567	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,055,220
4,100	momo.com, Inc. (Internet & Direct Marketing Retail)	167,538
2,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	35,121
7,450	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	18,727
17,188	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	63,632
8,696	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	168,704
25,200	Ruentex Development Co. Ltd. (Real Estate Management & Development)	58,678
168,205	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,889,234
16,086	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	1,972,626
7,500	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	56,226
172,435	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	360,268
11,100	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	53,545
3,900	Wan Hai Lines Ltd. (Marine)	21,379
19,000	Yang Ming Marine Transport Corp.* (Marine)	70,374

		9,272,707

Thailand – 0.3%
36,700	Airports of Thailand PCL NVDR* (Transportation Infrastructure)	70,690
3,500	Bangkok Bank PCL (Banks)	14,319
32,000	Com7 PCL Class F (Specialty Retail)	76,005
38,900	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	104,910
11,400	Hana Microelectronics PCL (Electronic Equipment, Instruments & Components)	24,066

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
19,350	Kasikornbank PCL (Banks)	$ 87,607
40,100	Kiatnakin Phatra Bank PCL (Banks)	84,146
398,800	Krung Thai Bank PCL (Banks)	169,028
32,500	Precious Shipping PCL (Marine)	15,478
69,600	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	273,167
82,200	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	322,620
92,900	PTT Global Chemical PCL (Chemicals)	159,318
15,900	The Siam Commercial Bank PCL (Banks)	60,441

		1,461,795

Turkey – 0.0%
15,123	Haci Omer Sabanci Holding AS (Diversified Financial Services)	17,325
3,300	Koza Altin Isletmeleri AS* (Metals & Mining)	31,946
49,312	Turkiye Is Bankasi AS Class C (Banks)	31,111
16,944	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	17,554

		97,936

United Arab Emirates – 0.2%
57,115	Abu Dhabi Islamic Bank PJSC (Banks)	108,416
90,463	Aldar Properties PJSC (Real Estate Management & Development)	102,095
87,147	Emirates NBD Bank PJSC (Banks)	317,839
42,500	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	382,725
14,450	First Abu Dhabi Bank PJSC (Banks)	78,681
8,747	Yalla Group Ltd. ADR* (Interactive Media & Services)	54,319

		1,044,075

United Kingdom – 5.3%
61	3i Group PLC (Capital Markets)	1,136
1,901	Admiral Group PLC (Insurance)	80,832
33,717	Alphawave IP Group PLC* (Semiconductors & Semiconductor Equipment)	73,234

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
626	Antofagasta PLC (Metals & Mining)	$ 11,388
64	Ashtead Group PLC (Trading Companies & Distributors)	4,578
8,021	AstraZeneca PLC (Pharmaceuticals)	933,066
1,816	Atlassian Corp. PLC Class A* (Software)	589,002
28,933	Aviva PLC (Insurance)	170,820
485	BAE Systems PLC (Aerospace & Defense)	3,796
70,240	Balfour Beatty PLC (Construction & Engineering)	240,778
225,430	Barclays PLC (Banks)	604,788
269,450	BP PLC (Oil, Gas & Consumable Fuels)	1,396,808
17,129	British American Tobacco PLC (Tobacco)	731,322
4,192	BT Group PLC (Diversified Telecommunication Services)	11,103
98	Bunzl PLC (Trading Companies & Distributors)	3,671
68,617	Compass Group PLC (Hotels, Restaurants & Leisure)	1,559,501
4,037	Computacenter PLC (IT Services)	145,368
1,979	Cranswick PLC (Food Products)	98,069
596	Croda International PLC (Chemicals)	64,367
5,171	CVS Group PLC (Health Care Providers & Services)	137,142
3,485	Dechra Pharmaceuticals PLC (Pharmaceuticals)	195,749
2,372	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	109,602
15,068	Diageo PLC (Beverages)	760,352
1,199	Direct Line Insurance Group PLC (Insurance)	4,942
36,580	DS Smith PLC (Containers & Packaging)	186,812
5,806	Electrocomponents PLC (Trading Companies & Distributors)	87,908
2,012	Endava PLC ADR* (IT Services)	244,700
5,281	Entain PLC* (Hotels, Restaurants & Leisure)	114,330
2,036	Essent Group Ltd. (Thrifts & Mortgage Finance)	92,923
32,294	Experian PLC (Professional Services)	1,348,852
2,664	Farfetch Ltd. Class A* (Internet & Direct Marketing Retail)	57,835
939	Ferguson PLC (Trading Companies & Distributors)	147,696
2,801	Fresh Del Monte Produce, Inc. (Food Products)	77,952
4,259	Future PLC (Media)	181,652
15,102	GB Group PLC (Software)	134,842

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,174	Genus PLC (Biotechnology)	$ 112,220
22,185	GlaxoSmithKline PLC (Pharmaceuticals)	495,080
1,177	Halma PLC (Electronic Equipment, Instruments & Components)	39,893
73,269	Hays PLC (Professional Services)	142,774
696	Helen of Troy Ltd.* (Household Durables)	145,694
3,748	Hikma Pharmaceuticals PLC (Pharmaceuticals)	105,293
26,277	Ibstock PLC(a) (Construction Materials)	70,413
14,407	IG Group Holdings PLC (Capital Markets)	158,604
324	IHS Markit Ltd. (Professional Services)	37,840
7,422	IMI PLC (Machinery)	165,828
10	Imperial Brands PLC (Tobacco)	237
6,856	Intermediate Capital Group PLC (Capital Markets)	177,060
1,345	International Game Technology PLC (Hotels, Restaurants & Leisure)	36,006
119,975	ITV PLC* (Media)	183,520
43,284	J Sainsbury PLC (Food & Staples Retailing)	170,087
44,853	JD Sports Fashion PLC (Specialty Retail)	115,011
80	Johnson Matthey PLC (Chemicals)	2,113
3,932	Keywords Studios PLC (IT Services)	133,261
18,727	Legal & General Group PLC (Insurance)	73,222
2,534	London Stock Exchange Group PLC (Capital Markets)	248,113
986	M&G PLC (Diversified Financial Services)	2,886
63,284	Man Group PLC (Capital Markets)	165,318
582	National Grid PLC (Multi-Utilities)	8,516
6,440	Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	111,798
13,109	OSB Group PLC (Thrifts & Mortgage Finance)	97,386
1,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	73,829
12,646	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	96,858
624	Phoenix Group Holdings PLC (Insurance)	5,586
52,195	Prudential PLC (Insurance)	879,784
11,973	Reckitt Benckiser Group PLC (Household Products)	970,078
13,543	Redrow PLC (Household Durables)	114,095

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
42,812	RELX PLC (Professional Services)	$ 1,316,397
1,567	Rentokil Initial PLC (Commercial Services & Supplies)	10,973
477	Rightmove PLC (Interactive Media & Services)	4,204
5,887	Rio Tinto PLC (Metals & Mining)	414,947
1,299,370	Rolls-Royce Holdings PLC* (Aerospace & Defense)	2,036,737
8,503	Royal Mail PLC (Air Freight & Logistics)	50,811
6,819	Safestore Holdings PLC (Equity Real Estate Investment Trusts (REITs))	116,103
11,374	Segro PLC (Equity Real Estate Investment Trusts (REITs))	200,521
50	Severn Trent PLC (Water Utilities)	1,941
39,788	Shell PLC (Oil, Gas & Consumable Fuels)	1,015,327
9,810	Smiths Group PLC (Industrial Conglomerates)	206,771
60	Spirax-Sarco Engineering PLC (Machinery)	10,815
1,942	SSE PLC (Electric Utilities)	41,784
6,589	St. James’s Place PLC (Capital Markets)	136,013
164,670	TechnipFMC PLC* (Energy Equipment & Services)	1,068,708
123,561	Tesco PLC (Food & Staples Retailing)	496,304
322	The Sage Group PLC (Software)	3,147
5,949	The Weir Group PLC (Machinery)	140,076
21,588	Unilever PLC (Personal Products)	1,107,073
1,179	Vodafone Group PLC (Wireless Telecommunication Services)	2,070
27,463	WH Smith PLC* (Specialty Retail)	616,145
2,965	Whitbread PLC* (Hotels, Restaurants & Leisure)	122,003
119	White Mountains Insurance Group Ltd. (Insurance)	123,874

		24,988,063

United States – 41.2%
18	3M Co. (Industrial Conglomerates)	2,988
6,261	Abbott Laboratories (Health Care Equipment & Supplies)	798,027
1,873	AbbVie, Inc. (Biotechnology)	256,395
4,385	ABM Industries, Inc. (Commercial Services & Supplies)	182,811

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,340	ACCO Brands Corp. (Commercial Services & Supplies)	$ 51,608
428	Adobe, Inc.* (Software)	228,680
7	Advance Auto Parts, Inc. (Specialty Retail)	1,621
1,455	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	166,234
38	Aflac, Inc. (Insurance)	2,387
286	Agilent Technologies, Inc. (Life Sciences Tools & Services)	39,846
2,545	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	166,392
192	Air Products & Chemicals, Inc. (Chemicals)	54,167
1,715	Alamo Group, Inc. (Machinery)	241,558
17	Albemarle Corp. (Chemicals)	3,753
61	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	11,885
4	Align Technology, Inc.* (Health Care Equipment & Supplies)	1,980
1,073	Allegiant Travel Co.* (Airlines)	191,702
1,474	Allison Transmission Holdings, Inc. (Machinery)	55,997
848	Ally Financial, Inc. (Consumer Finance)	40,467
2,505	Alphabet, Inc. Class A* (Interactive Media & Services)	6,778,705
961	Alphabet, Inc. Class C* (Interactive Media & Services)	2,608,125
627	Altra Industrial Motion Corp. (Machinery)	30,272
139	Altria Group, Inc. (Tobacco)	7,072
2,358	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	7,053,886
1,222	Amdocs Ltd. (IT Services)	92,738
86	Ameren Corp. (Multi-Utilities)	7,632
1,408	American Eagle Outfitters, Inc. (Specialty Retail)	32,145
15,152	American International Group, Inc. (Insurance)	875,028
50	American Water Works Co., Inc. (Water Utilities)	8,040
17	Ameriprise Financial, Inc. (Capital Markets)	5,173
6,874	Ameris Bancorp (Banks)	338,957
2,721	AMERISAFE, Inc. (Insurance)	142,907
285	AmerisourceBergen Corp. (Health Care Providers & Services)	38,817

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
49	AMETEK, Inc. (Electrical Equipment)	$ 6,702
24	Amgen, Inc. (Biotechnology)	5,451
3,620	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	288,116
294	ANSYS, Inc.* (Software)	99,963
343	Anthem, Inc. (Health Care Providers & Services)	151,260
39,940	Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,980,713
14,008	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,935,625
25,644	AppLovin Corp. Class A* (Software)	1,651,986
4,455	Archer-Daniels-Midland Co. (Food Products)	334,125
1,861	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	27,338
679	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	84,196
695	Arthur J. Gallagher & Co. (Insurance)	109,768
1,785	Artisan Partners Asset Management, Inc. Class A (Capital Markets)	77,130
1,356	ASGN, Inc.* (Professional Services)	155,764
473	AT&T, Inc. (Diversified Telecommunication Services)	12,062
3,783	AtriCure, Inc.* (Health Care Equipment & Supplies)	248,316
534	Automatic Data Processing, Inc. (IT Services)	110,095
3	AutoZone, Inc.* (Specialty Retail)	5,959
69	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	16,852
5,854	Avantor, Inc.* (Life Sciences Tools & Services)	218,530
647	Avery Dennison Corp. (Containers & Packaging)	132,907
7,646	Avient Corp. (Chemicals)	380,541
1,572	Avnet, Inc. (Electronic Equipment, Instruments & Components)	63,446
1,264	Balchem Corp. (Chemicals)	185,732
26	Ball Corp. (Containers & Packaging)	2,525
13,071	Bank of America Corp. (Banks)	603,096
2,286	BankUnited, Inc. (Banks)	95,440
233	Baxter International, Inc. (Health Care Equipment & Supplies)	19,908

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,097	Becton Dickinson & Co. (Health Care Equipment & Supplies)	$ 532,932
2,568	Belden, Inc. (Electronic Equipment, Instruments & Components)	143,680
18,079	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	5,659,089
386	Best Buy Co., Inc. (Specialty Retail)	38,322
201	Bio-Rad Laboratories, Inc. Class A* (Life Sciences Tools & Services)	120,546
185	Bio-Techne Corp. (Life Sciences Tools & Services)	69,636
24	BlackRock, Inc. (Capital Markets)	19,751
3,420	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	107,456
175	Blackstone, Inc. (Capital Markets)	23,095
503	Block, Inc.* (IT Services)	61,512
240	Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	589,471
1,723	Boot Barn Holdings, Inc.* (Specialty Retail)	158,464
5,564	BorgWarner, Inc. (Auto Components)	243,981
7,264	Bright Health Group, Inc.* (Insurance)	20,194
3,706	BrightView Holdings, Inc.* (Commercial Services & Supplies)	49,179
137	Broadridge Financial Solutions, Inc. (IT Services)	21,813
2,644	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	222,995
2,160	Brown & Brown, Inc. (Insurance)	143,165
773	BWX Technologies, Inc. (Aerospace & Defense)	34,406
1,664	Cactus, Inc. Class A (Energy Equipment & Services)	80,637
2,164	Cadence Design Systems, Inc.* (Software)	329,231
5,990	Callaway Golf Co.* (Leisure Products)	142,921
167	Capital One Financial Corp. (Consumer Finance)	24,504
256	Cardinal Health, Inc. (Health Care Providers & Services)	13,202
6,582	Carrier Global Corp. (Building Products)	313,830
367	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	34,175
701	Carvana Co.* (Specialty Retail)	113,604

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,377	Castle Biosciences, Inc.* (Health Care Providers & Services)	$ 102,805
28	Catalent, Inc.* (Pharmaceuticals)	2,910
6,952	Caterpillar, Inc. (Machinery)	1,401,245
5,989	Cathay General Bancorp (Banks)	270,463
25	Cboe Global Markets, Inc. (Capital Markets)	2,963
50	CBRE Group, Inc. Class A* (Real Estate Management & Development)	5,067
613	CDW Corp. (Electronic Equipment, Instruments & Components)	115,888
5,631	Central Garden & Pet Co. Class A* (Household Products)	243,991
2,506	Cerence, Inc.* (Software)	159,106
46	Cerner Corp. (Health Care Technology)	4,195
5,417	ChampionX Corp.* (Energy Equipment & Services)	121,341
9,607	Change Healthcare, Inc.* (Health Care Technology)	189,066
8	Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,638
443	Charter Communications, Inc. Class A* (Media)	262,850
2,758	ChemoCentryx, Inc.* (Biotechnology)	74,163
320	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	35,808
4,486	Chevron Corp. (Oil, Gas & Consumable Fuels)	589,146
93	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	138,159
102	Church & Dwight Co., Inc. (Household Products)	10,470
1,182	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	248,575
3,047	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	76,815
2,205	Cigna Corp. (Health Care Providers & Services)	508,164
39	Cincinnati Financial Corp. (Insurance)	4,595
54	Cintas Corp. (Commercial Services & Supplies)	21,143
1,019	Cisco Systems, Inc. (Communications Equipment)	56,728
26	Citrix Systems, Inc. (Software)	2,650
20	CMS Energy Corp. (Multi-Utilities)	1,288
30,950	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,968,729

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,089	Cognizant Technology Solutions Corp. Class A (IT Services)	$ 349,282
2,963	Cohen & Steers, Inc. (Capital Markets)	247,499
213	Colgate-Palmolive Co. (Household Products)	17,562
1,061	Columbia Banking System, Inc. (Banks)	36,891
5,056	Comcast Corp. Class A (Media)	252,749
4,016	CommScope Holding Co., Inc.* (Communications Equipment)	37,710
1,096	Concentrix Corp. (IT Services)	220,285
174	Copart, Inc.* (Commercial Services & Supplies)	22,489
56	Corning, Inc. (Electronic Equipment, Instruments & Components)	2,354
21,921	CoStar Group, Inc.* (Professional Services)	1,537,977
536	Costco Wholesale Corp. (Food & Staples Retailing)	270,750
4,013	Coupang, Inc.* (Internet & Direct Marketing Retail)	83,551
3,418	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	131,798
8,550	Covetrus, Inc.* (Health Care Providers & Services)	154,498
9	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	1,643
6,916	CryoLife, Inc.* (Health Care Equipment & Supplies)	123,105
3,741	CryoPort, Inc.* (Health Care Equipment & Supplies)	156,262
409	Cummins, Inc. (Machinery)	90,340
1,032	Curtiss-Wright Corp. (Aerospace & Defense)	137,039
1,624	CVS Health Corp. (Health Care Providers & Services)	172,972
15	D.R. Horton, Inc. (Household Durables)	1,338
17,625	Danaher Corp. (Life Sciences Tools & Services)	5,037,049
32	Datadog, Inc. Class A* (Software)	4,676
311	DaVita, Inc.* (Health Care Providers & Services)	33,703
827	Deere & Co. (Machinery)	311,283
3,112	Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	48,298
83	Discover Financial Services (Consumer Finance)	9,607
1,276	Dollar General Corp. (Multiline Retail)	266,020
3,154	Dominion Energy, Inc. (Multi-Utilities)	254,402

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	$ 3,183
330	DoorDash, Inc. Class A* (Internet & Direct Marketing Retail)	37,452
17	Dover Corp. (Machinery)	2,888
2,750	DraftKings, Inc. Class A* (Hotels, Restaurants & Leisure)	60,747
30	DTE Energy Co. (Multi-Utilities)	3,613
125	Duke Energy Corp. (Electric Utilities)	13,133
457	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	26,405
71	Eastman Chemical Co. (Chemicals)	8,444
1,216	eBay, Inc. (Internet & Direct Marketing Retail)	73,045
64	Ecolab, Inc. (Chemicals)	12,125
3,118	Ecovyst, Inc. (Chemicals)	31,897
724	Eli Lilly & Co. (Pharmaceuticals)	177,662
353	EMCOR Group, Inc. (Construction & Engineering)	42,081
28	Emerson Electric Co. (Electrical Equipment)	2,575
996	Employers Holdings, Inc. (Insurance)	38,944
3,585	Energizer Holdings, Inc. (Household Products)	134,832
1,071	EnerSys (Electrical Equipment)	80,250
9,535	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,142,674
19	Entergy Corp. (Electric Utilities)	2,124
3,324	Envista Holdings Corp.* (Health Care Equipment & Supplies)	143,730
1,442	EPAM Systems, Inc.* (IT Services)	686,594
2	Equifax, Inc. (Professional Services)	480
163	Equity Residential (Equity Real Estate Investment Trusts (REITs))	14,463
15	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	4,988
1,326	Evercore, Inc. Class A (Capital Markets)	165,511
89	Evergy, Inc. (Electric Utilities)	5,781
300	Exelon Corp. (Electric Utilities)	17,385
1,294	Expeditors International of Washington, Inc. (Air Freight & Logistics)	148,137

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
147	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 29,134
1,982	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	150,553
16	F5, Inc.* (Communications Equipment)	3,322
21	FactSet Research Systems, Inc. (Capital Markets)	8,860
552	Fastenal Co. (Trading Companies & Distributors)	31,287
714	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	86,965
3,343	Fidelity National Information Services, Inc. (IT Services)	400,893
522	First American Financial Corp. (Insurance)	38,894
2,832	First Hawaiian, Inc. (Banks)	80,287
1,590	First Merchants Corp. (Banks)	67,464
3,367	Fiserv, Inc.* (IT Services)	355,892
819	Five Below, Inc.* (Specialty Retail)	134,316
2,728	Foot Locker, Inc. (Specialty Retail)	121,887
36,729	Ford Motor Co. (Automobiles)	745,599
1,166	Fortinet, Inc.* (Software)	346,582
204	Fortune Brands Home & Security, Inc. (Building Products)	19,211
9,644	Freeport-McMoRan, Inc. (Metals & Mining)	358,950
2,048	frontdoor, Inc.* (Diversified Consumer Services)	74,342
889	FTI Consulting, Inc.* (Professional Services)	129,625
294	Gartner, Inc.* (IT Services)	86,404
33	Generac Holdings, Inc.* (Electrical Equipment)	9,319
72	General Dynamics Corp. (Aerospace & Defense)	15,271
90	General Mills, Inc. (Food Products)	6,181
12,211	General Motors Co.* (Automobiles)	643,886
961	Gentex Corp. (Auto Components)	30,175
303	Genuine Parts Co. (Distributors)	40,369
5,373	Glacier Bancorp, Inc. (Banks)	279,020
2,544	Global Payments, Inc. (IT Services)	381,295
173	Globe Life, Inc. (Insurance)	17,698
4,334	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	289,208
4,443	GrafTech International Ltd. (Electrical Equipment)	46,563
2,617	Grand Canyon Education, Inc.* (Diversified Consumer Services)	218,991

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
16,125	Graphic Packaging Holding Co. (Containers & Packaging)	$ 304,924
2,858	Gray Television, Inc. (Media)	59,589
1,248	H&R Block, Inc. (Diversified Consumer Services)	28,529
626	Haemonetics Corp.* (Health Care Equipment & Supplies)	30,267
7,800	Halozyme Therapeutics, Inc.* (Biotechnology)	269,958
20,179	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	324,882
4,065	Harley-Davidson, Inc. (Automobiles)	140,527
3,782	Harsco Corp.* (Commercial Services & Supplies)	59,377
489	HashiCorp, Inc. Class A* (Software)	32,465
474	HCA Healthcare, Inc. (Health Care Providers & Services)	113,784
3,800	HealthEquity, Inc.* (Health Care Providers & Services)	203,072
4,460	Heartland Express, Inc. (Road & Rail)	66,722
9,729	HEICO Corp. Class A (Aerospace & Defense)	1,067,271
3,530	Helios Technologies, Inc. (Machinery)	270,504
465	Henry Schein, Inc.* (Health Care Providers & Services)	35,014
31	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	506
1,165	Hillenbrand, Inc. (Machinery)	54,149
3,332	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	117,153
54	Hologic, Inc.* (Health Care Equipment & Supplies)	3,793
1,245	Honeywell International, Inc. (Industrial Conglomerates)	254,578
5,196	Horace Mann Educators Corp. (Insurance)	197,500
20	Hormel Foods Corp. (Food Products)	949
2,950	Houlihan Lokey, Inc. (Capital Markets)	313,526
957	HP, Inc. (Technology Hardware, Storage & Peripherals)	35,151
580	Hub Group, Inc. Class A* (Air Freight & Logistics)	43,918
1,687	Humana, Inc. (Health Care Providers & Services)	662,147
45	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	8,424
1,049	IAC/InterActiveCorp.* (Interactive Media & Services)	143,230
2,356	ICF International, Inc. (Professional Services)	222,383
548	ICU Medical, Inc.* (Health Care Equipment & Supplies)	116,921
1,875	IDACORP, Inc. (Electric Utilities)	206,662

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6	IDEX Corp. (Machinery)	$ 1,293
795	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	403,303
116	Illinois Tool Works, Inc. (Machinery)	27,135
1,667	Independent Bank Corp. (Banks)	140,611
3,985	Ingersoll Rand, Inc. (Machinery)	223,997
949	Ingevity Corp.* (Chemicals)	62,549
2,573	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	242,248
462	Insulet Corp.* (Health Care Equipment & Supplies)	114,576
3,476	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	225,036
63	Intel Corp. (Semiconductors & Semiconductor Equipment)	3,076
22,562	Intercontinental Exchange, Inc. (Capital Markets)	2,857,703
1,796	InterDigital, Inc. (Software)	123,978
60	International Business Machines Corp. (IT Services)	8,014
87	International Paper Co. (Containers & Packaging)	4,198
2,557	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	121,432
1,684	Intuit, Inc. (Software)	935,007
1,361	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	386,769
4,321	Investors Bancorp, Inc. (Banks)	70,519
104	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	4,366
72	Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	3,306
61	J.B. Hunt Transport Services, Inc. (Road & Rail)	11,745
16,277	Jack Henry & Associates, Inc. (IT Services)	2,731,443
36	Jacobs Engineering Group, Inc. (Professional Services)	4,686
20,481	Johnson & Johnson (Pharmaceuticals)	3,528,671
7,404	KAR Auction Services, Inc.* (Commercial Services & Supplies)	105,285
70	Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	11,817
135	Kimberly-Clark Corp. (Household Products)	18,583
223	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,871
31,359	KKR & Co., Inc. (Capital Markets)	2,231,506

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
260	KLA Corp. (Semiconductors & Semiconductor Equipment)	$ 101,210
553	Korn Ferry (Professional Services)	36,708
502,077	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	2,173,993
12	Kyndryl Holdings, Inc.* (IT Services)	203
1,117	L3Harris Technologies, Inc. (Aerospace & Defense)	233,777
107	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	29,036
2,698	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,591,604
188	Landstar System, Inc. (Road & Rail)	30,080
950	LCI Industries (Auto Components)	117,011
15	Lear Corp. (Auto Components)	2,510
118	Leidos Holdings, Inc. (Professional Services)	10,555
1,611	LHC Group, Inc.* (Health Care Providers & Services)	199,925
723	Lithia Motors, Inc. (Specialty Retail)	211,210
1,226	Live Nation Entertainment, Inc.* (Entertainment)	134,259
53	Lockheed Martin Corp. (Aerospace & Defense)	20,624
165	Loews Corp. (Insurance)	9,844
207	Lowe’s Cos., Inc. (Specialty Retail)	49,131
2,241	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	747,956
59,560	Luminar Technologies, Inc.* (Auto Components)	871,958
5,343	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	327,045
16,856	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	364,595
171	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,269
2	Markel Corp.* (Insurance)	2,465
141	MarketAxess Holdings, Inc. (Capital Markets)	48,572
2,438	Marsh & McLennan Cos., Inc. (Insurance)	374,574
420	Masco Corp. (Building Products)	26,599
6,523	Mastercard, Inc. Class A (IT Services)	2,520,357
6,300	Matador Resources Co. (Oil, Gas & Consumable Fuels)	282,051

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,500	Match Group, Inc.* (Interactive Media & Services)	$ 169,050
438	MAXIMUS, Inc. (IT Services)	33,866
111	McCormick & Co., Inc. (Food Products)	11,134
26	McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,746
72	McKesson Corp. (Health Care Providers & Services)	18,484
1,587	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	281,629
155	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	175,469
64	Merck & Co., Inc. (Pharmaceuticals)	5,215
664	Meritage Homes Corp.* (Household Durables)	67,748
19,476	Meta Platforms, Inc. Class A* (Interactive Media & Services)	6,101,052
371	MetLife, Inc. (Insurance)	24,879
472	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	695,105
31,474	Microsoft Corp. (Software)	9,787,785
187	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	38,649
4,000	Minerals Technologies, Inc. (Chemicals)	279,880
8,432	Mondelez International, Inc. Class A (Food Products)	565,197
497	MongoDB, Inc.* (IT Services)	201,340
3,404	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,371,574
37	Monster Beverage Corp.* (Beverages)	3,209
60	Moody’s Corp. (Capital Markets)	20,580
208	Morgan Stanley (Capital Markets)	21,328
13,597	Motorola Solutions, Inc. (Communications Equipment)	3,153,688
1,844	Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	74,037
696	MSCI, Inc. (Capital Markets)	373,140
2,413	Nasdaq, Inc. (Capital Markets)	432,434
2,480	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	143,418
6,176	Navient Corp. (Consumer Finance)	107,648
2,773	NCR Corp.* (Software)	105,540
775	Nelnet, Inc. Class A (Consumer Finance)	68,611

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
147	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	$ 12,717
656	Netflix, Inc.* (Entertainment)	280,204
104	News Corp. Class A (Media)	2,313
905	Nexstar Media Group, Inc. Class A (Media)	149,669
42,134	NextEra Energy, Inc. (Electric Utilities)	3,291,508
6,324	NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	38,070
1,506	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	222,993
3,314	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	81,988
4,321	NorthWestern Corp. (Multi-Utilities)	251,137
548	NortonLifeLock, Inc. (Software)	14,253
493	Nucor Corp. (Metals & Mining)	49,990
13,969	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,420,449
98	NVR, Inc.* (Household Durables)	522,068
21	O’Reilly Automotive, Inc.* (Specialty Retail)	13,687
9,135	OceanFirst Financial Corp. (Banks)	207,364
165	Old Dominion Freight Line, Inc. (Road & Rail)	49,818
2,265	Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	108,584
193	Omnicom Group, Inc. (Media)	14,544
2,950	Open Lending Corp. Class A* (Capital Markets)	56,020
318	Oracle Corp. (Software)	25,809
1,417	Organon & Co (Pharmaceuticals)	45,216
38	Otis Worldwide Corp. (Machinery)	3,246
1,863	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	153,493
348	PACCAR, Inc. (Machinery)	32,361
6,807	Pacific Premier Bancorp, Inc. (Banks)	260,368
1,977	PacWest Bancorp. (Banks)	91,792
1,262	Parker-Hannifin Corp. (Machinery)	391,233
1,911	Patrick Industries, Inc. (Auto Components)	123,068
1,607	Paychex, Inc. (IT Services)	189,240
6,000	Paycor HCM, Inc.* (Software)	155,640
1,074	Paylocity Holding Corp.* (Software)	219,075
2,712	PayPal Holdings, Inc.* (IT Services)	466,301

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,260	PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	$ 74,680
4,524	Peloton Interactive, Inc. Class A* (Leisure Products)	123,641
1,014	PennyMac Financial Services, Inc. (Thrifts & Mortgage Finance)	63,578
3,907	PepsiCo, Inc. (Beverages)	677,943
7,384	Performance Food Group Co.* (Food & Staples Retailing)	311,531
32	PerkinElmer, Inc. (Life Sciences Tools & Services)	5,509
3,221	PetIQ, Inc.* (Health Care Providers & Services)	65,837
9,174	Pfizer, Inc. (Pharmaceuticals)	483,378
55	Philip Morris International, Inc. (Tobacco)	5,657
260	Phillips 66 (Oil, Gas & Consumable Fuels)	22,045
7,011	Phreesia, Inc.* (Health Care Technology)	218,673
355	Pool Corp. (Distributors)	169,069
1,562	PRA Group, Inc.* (Consumer Finance)	72,633
592	Preferred Bank (Banks)	46,212
8,295	Primoris Services Corp. (Construction & Engineering)	213,347
159	Principal Financial Group, Inc. (Insurance)	11,617
2,856	ProAssurance Corp. (Insurance)	68,430
4,350	Progyny, Inc.* (Health Care Providers & Services)	176,175
39	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	6,116
540	Prudential Financial, Inc. (Insurance)	60,248
40	PTC, Inc.* (Software)	4,650
816	Public Storage (Equity Real Estate Investment Trusts (REITs))	292,560
162	PulteGroup, Inc. (Household Durables)	8,536
11,427	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,568,699
317	Quest Diagnostics, Inc. (Health Care Providers & Services)	42,801
1,931	R1 RCM, Inc.* (Health Care Providers & Services)	45,919
1,692	Rackspace Technology, Inc.* (IT Services)	21,167
3,050	Rapid7, Inc.* (Software)	293,806
171	Raymond James Financial, Inc. (Capital Markets)	18,104
1,570	RBC Bearings, Inc.* (Machinery)	283,338
4,608	Realogy Holdings Corp.* (Real Estate Management & Development)	76,032

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8	Regeneron Pharmaceuticals, Inc.* (Biotechnology)	$ 4,869
1,492	Republic Services, Inc. (Commercial Services & Supplies)	190,469
2,358	Resideo Technologies, Inc.* (Building Products)	58,431
3,563	ResMed, Inc. (Health Care Equipment & Supplies)	814,502
1,891	Revolve Group, Inc.* (Internet & Direct Marketing Retail)	93,264
1,185	Rivian Automotive, Inc. Class A* (Automobiles)	77,902
349	Robert Half International, Inc. (Professional Services)	39,528
9	Rockwell Automation, Inc. (Electrical Equipment)	2,603
893	Rollins, Inc. (Commercial Services & Supplies)	27,549
30	Roper Technologies, Inc. (Industrial Conglomerates)	13,115
3,200	Ross Stores, Inc. (Specialty Retail)	312,800
2,392	Ryman Hospitality Properties, Inc.* (Equity Real Estate Investment Trusts (REITs))	211,453
429	S&P Global, Inc. (Capital Markets)	178,129
11,775	Saia, Inc.* (Road & Rail)	3,347,397
8,828	salesforce.com, Inc.* (Software)	2,053,658
4,006	Sally Beauty Holdings, Inc.* (Specialty Retail)	68,783
469	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	152,631
2,567	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	77,703
1,508	Science Applications International Corp. (Professional Services)	123,701
8,447	Seacoast Banking Corp. of Florida (Banks)	308,315
2,423	SentinelOne, Inc. Class A* (Software)	108,429
574	ServiceNow, Inc.* (Software)	336,238
2,741	Silgan Holdings, Inc. (Containers & Packaging)	122,742
1,498	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	247,455
1,623	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	68,166
6,516	Skyline Champion Corp.* (Household Durables)	438,787
10,988	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,609,962

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,511	SLM Corp. (Consumer Finance)	$ 211,112
602	SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	34,531
6,717	Snap, Inc. Class A* (Interactive Media & Services)	218,571
74	Snap-on, Inc. (Machinery)	15,410
156	Snowflake, Inc. Class A* (IT Services)	43,040
289	Southern Copper Corp. (Metals & Mining)	18,464
460	SouthState Corp. (Banks)	38,829
1,187	Spectrum Brands Holdings, Inc. (Household Products)	106,094
899	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	42,667
12,275	Splunk, Inc.* (Software)	1,521,118
4,736	SPX Corp.* (Machinery)	247,124
3,068	SS&C Technologies Holdings, Inc. (Software)	245,041
8,651	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	369,657
653	Standard Motor Products, Inc. (Auto Components)	31,259
809	Starbucks Corp. (Hotels, Restaurants & Leisure)	79,541
4,104	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	101,574
52	Steel Dynamics, Inc. (Metals & Mining)	2,887
3,141	Steelcase, Inc. Class A (Commercial Services & Supplies)	38,760
2,453	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	100,916
4,022	Stifel Financial Corp. (Capital Markets)	301,248
4,486	Stride, Inc.* (Diversified Consumer Services)	157,324
1,666	Stryker Corp. (Health Care Equipment & Supplies)	413,251
8,672	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	267,531
31	SVB Financial Group* (Banks)	18,101
7	Sylvamo Corp.* (Paper & Forest Products)	209
128	Synchrony Financial (Consumer Finance)	5,452
4,821	Syneos Health, Inc.* (Life Sciences Tools & Services)	436,590
1,099	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	114,922
2,114	Synopsys, Inc.* (Software)	656,397
2,605	Synovus Financial Corp. (Banks)	129,625

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9	T-Mobile US, Inc.* (Wireless Telecommunication Services)	$ 974
1,207	T. Rowe Price Group, Inc. (Capital Markets)	186,397
198	Target Corp. (Multiline Retail)	43,645
6,571	TEGNA, Inc. (Media)	127,215
1,644	Tempur Sealy International, Inc. (Household Durables)	65,448
143	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	16,792
3,828	Terex Corp. (Machinery)	159,704
3,463	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	621,574
4,269	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	364,530
45	Textron, Inc. (Aerospace & Defense)	3,063
2,760	The Allstate Corp. (Insurance)	333,049
11	The Bank of New York Mellon Corp. (Capital Markets)	652
1,361	The Brink’s Co. (Commercial Services & Supplies)	94,971
34,618	The Carlyle Group, Inc. (Capital Markets)	1,767,249
1,414	The Charles Schwab Corp. (Capital Markets)	124,008
23,960	The Clorox Co. (Household Products)	4,021,926
282	The Coca-Cola Co. (Beverages)	17,205
216	The Estee Lauder Cos., Inc. Class A (Personal Products)	67,347
1,047	The Hanover Insurance Group, Inc. (Insurance)	144,444
4,915	The Hartford Financial Services Group, Inc. (Insurance)	353,241
123	The Hershey Co. (Food Products)	24,240
1,301	The Home Depot, Inc. (Specialty Retail)	477,441
3,708	The Interpublic Group of Cos., Inc. (Media)	131,782
50	The J.M. Smucker Co. (Food Products)	7,029
1,910	The Kroger Co. (Food & Staples Retailing)	83,257
16	The PNC Financial Services Group, Inc. (Banks)	3,296
3,202	The Procter & Gamble Co. (Household Products)	513,761
3,786	The Progressive Corp. (Insurance)	411,387
9,085	The Sherwin-Williams Co. (Chemicals)	2,602,943
4,296	The Shyft Group, Inc. (Machinery)	180,174

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
247	The Southern Co. (Electric Utilities)	$ 17,164
101	The TJX Cos., Inc. (Specialty Retail)	7,269
1,146	The Trade Desk, Inc. Class A* (Software)	79,693
59	The Travelers Cos., Inc. (Insurance)	9,805
3,749	The Walt Disney Co.* (Entertainment)	535,995
525	The Western Union Co. (IT Services)	9,928
195	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	113,353
284	Thor Industries, Inc. (Automobiles)	26,864
737	Toll Brothers, Inc. (Household Durables)	43,461
1,058	Tractor Supply Co. (Specialty Retail)	230,972
3,473	TransDigm Group, Inc.* (Aerospace & Defense)	2,140,028
2,035	Travel + Leisure Co. (Hotels, Restaurants & Leisure)	115,588
7,952	Truist Financial Corp. (Banks)	499,545
1,361	TTEC Holdings, Inc. (IT Services)	109,002
991	Turning Point Brands, Inc. (Tobacco)	34,913
17	Tyler Technologies, Inc.* (Software)	8,055
48	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	2,728
3,975	UFP Industries, Inc. (Building Products)	317,443
2,928	UiPath, Inc. Class A* (Software)	106,960
1,877	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	94,638
3,846	Umpqua Holdings Corp. (Banks)	77,997
16,515	Union Pacific Corp. (Road & Rail)	4,038,743
4,433	Unisys Corp.* (IT Services)	80,902
32	United Parcel Service, Inc. Class B (Air Freight & Logistics)	6,471
1,405	UnitedHealth Group, Inc. (Health Care Providers & Services)	663,961
1,405	Universal Corp. (Tobacco)	76,474
17,478	Upstart Holdings, Inc.* (Consumer Finance)	1,905,277
3,208	US Ecology, Inc.* (Commercial Services & Supplies)	91,685
144	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	11,948

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,952	Valley National Bancorp (Banks)	$ 96,772
6,276	Valvoline, Inc. (Chemicals)	206,731
3,928	Veracyte, Inc.* (Biotechnology)	119,450
88	VeriSign, Inc.* (IT Services)	19,112
69	Verisk Analytics, Inc. (Professional Services)	13,533
4,670	Verizon Communications, Inc. (Diversified Telecommunication Services)	248,584
17,172	Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,173,655
5,957	VF Corp. (Textiles, Apparel & Luxury Goods)	388,456
94	ViacomCBS, Inc. Class B (Media)	3,144
547	Viad Corp.* (Commercial Services & Supplies)	20,605
16,050	Viavi Solutions, Inc.* (Communications Equipment)	264,183
1,363	Victoria’s Secret & Co.* (Specialty Retail)	76,096
3,908	Viper Energy Partners LP (Oil, Gas & Consumable Fuels)	105,672
9,566	Visa, Inc. Class A (IT Services)	2,163,542
245	W.R. Berkley Corp. (Insurance)	20,702
2,465	Wabash National Corp. (Machinery)	48,363
97	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,827
997	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	132,013
291	Walmart, Inc. (Food & Staples Retailing)	40,685
1,575	Warner Music Group Corp. Class A (Entertainment)	66,937
711	Waste Management, Inc. (Commercial Services & Supplies)	106,963
391	Waters Corp.* (Life Sciences Tools & Services)	125,167
10,012	Wayfair, Inc. Class A* (Internet & Direct Marketing Retail)	1,561,071
4,170	Wells Fargo & Co. (Banks)	224,346
787	Werner Enterprises, Inc. (Road & Rail)	35,092
2,239	WESCO International, Inc.* (Trading Companies & Distributors)	272,912
688	West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	270,535
7,840	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	316,971

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
95	Whirlpool Corp. (Household Durables)	$ 19,968
755	Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	56,059
459	Wintrust Financial Corp. (Banks)	45,014
5,162	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	136,741
5,608	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	158,202
122	Xcel Energy, Inc. (Electric Utilities)	8,499
23	Xylem, Inc. (Machinery)	2,415
2,773	Yelp, Inc.* (Interactive Media & Services)	95,779
7,457	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	359,204
128	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	16,022
64	Zebra Technologies Corp. Class A* (Electronic Equipment, Instruments & Components)	32,584
332	Zoetis, Inc. (Pharmaceuticals)	66,330
27,794	Zynga, Inc. Class A* (Entertainment)	252,092

		193,972,774

Uruguay* – 0.0%
1,500	Dlocal Ltd. (IT Services)	44,880

TOTAL COMMON STOCKS (Cost $318,214,443)		$395,431,605

Shares	Dividend Rate	Value

Preferred Stocks – 0.3%
Brazil – 0.1%
Braskem SA Class A (Chemicals)
3,600	13.950%	$ 33,335
Itausa SA (Banks)
12,565	4.820	24,112
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
99,100	17.760	603,733
Usinas Siderurgicas de Minas Gerais SA Class A (Metals & Mining)
8,800	8.480	26,466

		687,646

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Germany – 0.2%
Bayerische Motoren Werke AG (Automobiles)
132	2.540%	$ 11,424
Jungheinrich AG (Machinery)
2,514	1.180	107,502
Porsche Automobil Holding SE (Automobiles)
1	2.800	94
Sartorius AG (Health Care Equipment & Supplies)
38	0.160	20,515
Volkswagen AG (Automobiles)
3,790	2.730	789,352

		928,887

South Korea – 0.0%
CJ CheilJedang Corp. (Food Products)
8	0.000	1,014
Hanwha Corp. (Industrial Conglomerates)
81	0.000	1,012
LG Electronics, Inc. (Household Durables)
177	1.480	9,111

		11,137

TOTAL PREFERRED STOCKS – 0.3% (Cost $1,402,737)		$ 1,627,670

Shares	Description	Expiration Date	Value

Right* – 0.0%
China – 0.0%
Citic Securities Co. Ltd. (Capital Markets)
5,490		02/23/22	$ 2,260

Shares	Description	Value

Exchange Traded Funds – 6.9%
12,000	iShares Core MSCI Emerging Markets ETF	$ 714,960
13,650	iShares MSCI Saudi Arabia ETF	621,485
74,987	Vanguard S&P 500 ETF	31,021,372

TOTAL EXCHANGE TRADED FUNDS (Cost $31,964,663)		$ 32,357,817

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(b) – 7.6%
Goldman Sachs Financial Square Government Fund - Class R6
19,716,654	0.026%	$ 19,716,654
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,041,138	0.026	16,041,138

TOTAL INVESTMENT COMPANIES – 7.6% (Cost $35,757,792)		$ 35,757,792

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 98.8% (Cost $387,339,635)		$465,177,144

TOTAL INVESTMENTS – 98.8% (Cost $387,339,635)		$465,177,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		5,524,897

NET ASSETS – 100.0%		$470,702,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
AED	— United Arab Emirates Dirham
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
BP	— British Pound Offered Rate
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	ILS	1,000,000	USD	314,660	02/02/22	$1,268
	SGD	1,120,000	USD	828,420	02/03/22	604
	USD	5,442,984	AUD	7,530,000	02/02/22	118,863
	USD	5,400,328	AUD	7,530,000	03/02/22	75,659
	USD	7,800,381	CHF	7,160,000	02/02/22	73,232
	USD	7,782,414	CHF	7,160,000	03/02/22	49,556
	USD	2,107,660	DKK	13,860,000	02/02/22	14,868
	USD	2,101,599	DKK	13,860,000	03/02/22	7,577
	USD	25,803,870	EUR	22,820,000	02/02/22	165,716
	USD	25,750,492	EUR	22,820,000	03/02/22	97,544
	USD	11,337,184	GBP	8,395,000	03/02/22	48,944
	USD	2,203,598	HKD	17,180,000	02/04/22	205
	USD	2,204,241	HKD	17,180,000	03/02/22	850
	USD	321,286	ILS	1,000,000	02/02/22	5,358
	USD	17,891,796	JPY	2,056,000,000	02/02/22	25,693
	USD	17,994,789	JPY	2,056,000,000	03/02/22	124,635
	USD	509,089	NOK	4,500,000	02/02/22	3,146
	USD	506,573	NOK	4,500,000	03/02/22	888
	USD	176,759	NZD	260,000	02/02/22	5,683
	USD	173,783	NZD	260,000	03/02/22	2,783
	USD	2,842,880	SEK	25,800,000	02/02/22	76,003
	USD	2,786,124	SEK	25,800,000	03/02/22	18,568
JPMorgan Securities, Inc.	ILS	200,000	USD	62,932	02/02/22	253
	SGD	260,000	USD	192,312	02/03/22	140
	USD	1,286,655	AUD	1,780,000	02/02/22	28,098
	USD	1,276,572	AUD	1,780,000	03/02/22	17,885
	USD	1,841,151	CHF	1,690,000	02/02/22	17,285
	USD	1,836,911	CHF	1,690,000	03/02/22	11,697
	USD	468,369	DKK	3,080,000	02/02/22	3,304
	USD	467,022	DKK	3,080,000	03/02/22	1,684
	USD	5,868,628	EUR	5,190,000	02/02/22	37,689
	USD	5,856,488	EUR	5,190,000	03/02/22	22,185
	USD	2,599,652	GBP	1,925,000	03/02/22	11,223
	USD	569,498	HKD	4,440,000	02/04/22	53
	USD	569,664	HKD	4,440,000	03/02/22	220
	USD	64,257	ILS	200,000	02/02/22	1,072
	USD	4,142,264	JPY	476,000,000	02/02/22	5,948
	USD	4,166,109	JPY	476,000,000	03/02/22	28,855
	USD	118,787	NOK	1,050,000	02/02/22	734
	USD	118,200	NOK	1,050,000	03/02/22	207
	USD	40,790	NZD	60,000	02/02/22	1,311
	USD	40,104	NZD	60,000	03/02/22	642
	USD	677,663	SEK	6,150,000	02/02/22	18,117
	USD	664,134	SEK	6,150,000	03/02/22	4,426
State Street Bank and Trust	USD	6,195	HKD	48,279	02/04/22	3
	USD	6,141	HKD	47,869	02/07/22	2
UBS AG (London)	USD	4,073	HKD	31,744	02/07/22	2

TOTAL						$1,130,678

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	7,530,000	USD	5,399,801	02/02/22	$(75,679)
	CHF	7,160,000	USD	7,776,751	02/02/22	(49,602)
	DKK	13,860,000	USD	2,100,349	02/02/22	(7,558)
	EUR	22,820,000	USD	25,735,771	02/02/22	(97,617)
	GBP	8,395,000	USD	11,339,137	02/02/22	(48,847)
	JPY	2,056,000,000	USD	17,990,838	02/02/22	(124,735)
	NOK	4,500,000	USD	506,816	02/02/22	(873)
	NZD	260,000	USD	173,858	02/02/22	(2,782)
	SEK	25,800,000	USD	2,785,456	02/02/22	(18,579)
	USD	11,274,796	GBP	8,395,000	02/02/22	(15,494)
	USD	314,802	ILS	1,000,000	03/02/22	(1,291)
	USD	826,382	SGD	1,120,000	02/03/22	(2,641)
	USD	828,321	SGD	1,120,000	03/02/22	(611)
Brown Brothers Harriman & Co.	HKD	139,827	USD	17,946	02/04/22	(13)
JPMorgan Securities, Inc.	AUD	1,780,000	USD	1,276,447	02/02/22	(17,890)
	CHF	1,690,000	USD	1,835,574	02/02/22	(11,708)
	DKK	3,080,000	USD	466,744	02/02/22	(1,680)
	EUR	5,190,000	USD	5,853,140	02/02/22	(22,201)
	GBP	1,925,000	USD	2,600,100	02/02/22	(11,201)
	JPY	476,000,000	USD	4,165,194	02/02/22	(28,878)
	NOK	1,050,000	USD	118,257	02/02/22	(204)
	NZD	60,000	USD	40,121	02/02/22	(642)
	SEK	6,150,000	USD	663,975	02/02/22	(4,429)
	USD	2,585,346	GBP	1,925,000	02/02/22	(3,553)
	USD	62,960	ILS	200,000	03/02/22	(258)
	USD	191,839	SGD	260,000	02/03/22	(613)
	USD	192,289	SGD	260,000	03/02/22	(142)
State Street Bank and Trust	USD	6,151	HKD	47,976	02/07/22	(2)
	USD	14,191	SGD	19,273	02/03/22	(75)
	USD	6,289	SGD	8,521	02/04/22	(18)

TOTAL						$(549,816)

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	173	03/18/22	$38,961,763	$(1,532,609)
S&P Toronto Stock Exchange 60 Index	57	03/17/22	11,451,567	(84,783)

TOTAL FUTURES CONTRACTS				$(1,617,392)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 33.6%
Sovereign – 33.6%
Abu Dhabi Government International Bond
	$1,153,000	1.625%		06/02/28	$ 1,112,645
	990,000	1.700		03/02/31	936,787
	454,000	3.000	(a)	09/15/51	431,300
Banque Centrale de Tunisie International Bond
	400,000	5.750		01/30/25	310,000
Bonos de la Tesoreria de la Republica en Pesos
CLP	811,528,900	1.500		03/01/26	989,122
	62,425,300	2.000		03/01/35	73,015
	240,000,000	2.500		03/01/25	272,538
	870,000,000	5.000	(a)	10/01/28	1,044,000
	550,000,000	5.000		03/01/35	640,464
	605,000,000	5.800	(a)	06/01/24	752,856
Brazil Letras do Tesouro Nacional(b)
BRL	40,188,000	0.000		01/01/23	6,809,647
Brazil Notas do Tesouro Nacional
	58,325,000	10.000		01/01/23	10,783,043
	28,273,000	10.000		01/01/25	5,168,998
	25,440,000	10.000		01/01/29	4,489,245
	8,375,000	10.000		01/01/31	1,465,110
Canadian Government Bond
CAD	9,000,000	0.250		08/01/23	6,979,593
China Development Bank
CNY	7,670,000	3.480		01/08/29	1,244,089
	8,870,000	4.880		02/09/28	1,550,247
China Government Bond
	$1,618,000	0.400		10/21/23	1,593,423
	2,290,000	0.550		10/21/25	2,194,141
	1,733,000	1.875		12/03/22	1,742,809
CNY	40,610,000	1.990		04/09/25	6,291,705
	23,470,000	2.850		06/04/27	3,743,293
	42,050,000	3.020		10/22/25	6,740,655
	$1,387,000	3.250		10/19/23	1,432,674
CNY	46,300,000	3.270		11/19/30	7,556,625
	8,900,000	3.280		12/03/27	1,451,294

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Czech Republic Government Bond
CZK	27,080,000	0.950%		05/15/30	$ 1,034,310
	118,390,000	1.000		06/26/26	4,898,463
	36,830,000	1.250		02/14/25	1,580,778
	70,730,000	2.000		10/13/33	2,856,911
	26,400,000	2.400		09/17/25	1,168,606
Dominican Republic
	$3,425,000	4.500		01/30/30	3,357,142
	2,755,000	5.300		01/21/41	2,622,932
El Salvador Government International Bond
	1,603,000	5.875		01/30/25	942,063
Ethiopia International Bond
	400,000	6.625		12/11/24	300,575
Export-Import Bank of India
	1,232,000	2.250		01/13/31	1,114,812
	580,000	3.250		01/15/30	574,852
Georgia Government International Bond
	329,000	2.750		04/22/26	319,953
Hungary Government Bond
HUF	763,360,000	1.000		11/26/25	2,114,403
	608,420,000	1.500		08/23/23	1,857,003
	$1,483,000	2.125	(a)	09/22/31	1,403,333
HUF	310,030,000	2.750		12/22/26	895,649
	1,204,760,000	3.000		10/27/27	3,468,643
	94,750,000	3.000		10/27/38	229,878
	$1,627,000	3.125	(a)	09/21/51	1,513,415
HUF	556,970,000	3.250		10/22/31	1,527,893
	$302,000	5.375		02/21/23	315,177
HUF	369,890,000	6.000		11/24/23	1,206,189
Indonesia Treasury Bond
IDR	27,650,000,000	6.125		05/15/28	1,923,503
	28,344,000,000	6.500		06/15/25	2,062,439
	41,177,000,000	6.500		02/15/31	2,854,503
	2,559,000,000	6.625		05/15/33	176,151

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
IDR	19,585,000,000	7.000%	09/15/30	$ 1,396,497
	55,252,000,000	7.500	08/15/32	4,029,992
	48,720,000,000	7.500	06/15/35	3,551,176
	2,287,000,000	8.125	05/15/24	171,581
	19,821,000,000	8.375	03/15/24	1,487,057
	45,054,000,000	8.375	09/15/26	3,502,320
	26,296,000,000	8.375	03/15/34	2,038,662
	58,239,000,000	9.000	03/15/29	4,642,679
Kingdom of Bahrain
	$766,000	4.250	01/25/28	733,445
Kingdom of Bahrain
	3,782,000	5.450	09/16/32	3,569,262
Kingdom of Jordan
	1,537,000	7.375	10/10/47	1,503,186
Malaysia Government Bond
MYR	3,927,000	3.480	03/15/23	951,891
	5,250,000	3.757	05/22/40	1,173,404
	8,075,000	3.885	08/15/29	1,957,186
	22,315,000	3.899	11/16/27	5,460,132
	5,250,000	3.900	11/30/26	1,288,511
	13,814,000	3.955	09/15/25	3,398,636
	6,474,000	4.181	07/15/24	1,594,254
Malaysia Government Investment Issue
	6,994,000	3.465	10/15/30	1,639,041
Mongolia Government International Bond
	$543,000	3.500	07/07/27	504,990
	343,000	4.450	07/07/31	319,028
Morocco Government International Bond
	581,000	3.000	12/15/32	536,699
	785,000	4.000	12/15/50	675,100
Panama Bonos del Tesoro
	265,000	3.362	06/30/31	255,858
Perusahaan Penerbit SBSN Indonesia III
	1,429,000	4.325	05/28/25	1,532,424
Republic of Angola
	2,583,000	8.000	11/26/29	2,557,654

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Argentina(c)
	$7,618,349	1.000%		07/09/29	$ 2,693,086
Republic of Armenia International Bond
	631,000	3.600		02/02/31	566,441
Republic of Azerbaijan
	410,000	4.750		03/18/24	430,833
	835,000	5.125		09/01/29	893,450
	713,000	5.125		09/01/29	762,910
Republic of Belarus
	1,204,000	5.875		02/24/26	996,310
Republic of Brazil
	1,497,000	2.875		06/06/25	1,497,000
	4,312,000	3.750		09/12/31	3,928,232
Republic of Chile(c)
	6,883,000	2.550		07/27/33	6,432,163
Republic Of Chile(c)
	1,329,000	2.750		01/31/27	1,344,948
Republic of Chile(c)
	453,000	3.100		05/07/41	419,025
Republic of Colombia
	1,178,000	3.250	(c)	04/22/32	1,007,190
	4,987,000	4.125	(c)	02/22/42	3,934,743
	3,347,000	4.500	(c)	03/15/29	3,285,917
COP	7,359,100,000	6.000		04/28/28	1,627,721
	6,025,000,000	6.250		11/26/25	1,435,319
	17,700,000,000	7.000		06/30/32	3,860,675
	16,576,400,000	7.500		08/26/26	4,059,970
	3,540,000,000	7.750		09/18/30	836,133
Republic of Costa Rica
	$1,492,000	6.125		02/19/31	1,457,777
	720,000	7.000		04/04/44	666,360
Republic of Ecuador(d)
	1,425,468	0.500		07/31/40	871,139
	4,008,907	1.000		07/31/35	2,806,987
Republic of Egypt
EGP	46,000,000	14.483		04/06/26	2,931,731

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Egypt
	$2,254,000	7.300	%(a)	09/30/33	$ 1,963,797
	4,292,000	7.625		05/29/32	3,852,070
	1,167,000	7.903		02/21/48	929,224
EGP	34,667,000	14.060		01/12/26	2,146,325
Republic of El Salvador(c)
	$687,000	9.500		07/15/52	397,301
Republic of Gabon(a)(c)
	835,000	7.000		11/24/31	815,169
Republic of Ghana
	1,376,000	6.375		02/11/27	1,097,360
Republic of Ghana
	1,406,000	7.875		02/11/35	1,042,197
Republic of Ghana
	1,482,000	8.625		04/07/34	1,122,615
Republic of Guatemala(c)
	323,000	4.650	(a)	10/07/41	311,554
	1,224,000	4.900		06/01/30	1,280,074
	825,000	5.375		04/24/32	889,608
Republic of Indonesia
	1,690,000	2.150	(c)	07/28/31	1,601,461
	4,586,000	2.850		02/14/30	4,604,057
	1,846,000	3.050		03/12/51	1,680,063
	842,000	3.500		01/11/28	883,995
	607,000	4.625		04/15/43	660,179
Republic of Ivory Coast(c)(d)
	281,172	5.750		12/31/32	279,819
	138,615	5.750		12/31/32	137,948
Republic of Kazakhstan
	1,034,000	4.875		10/14/44	1,178,760
Republic of Kenya
	1,500,000	7.000		05/22/27	1,539,375
	686,000	8.250		02/28/48	658,560
Republic of Korea
	624,000	1.000		09/16/30	573,993
Republic of Lebanon(e)
	5,337,000	6.100		10/04/22	567,056
	464,000	7.000		03/20/28	44,660

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Mozambique(d)
	$200,000	5.000%		09/15/31	$ 168,850
Republic of Nigeria
	2,216,000	7.875		02/16/32	2,149,520
Republic of Nigeria
	750,000	6.125		09/28/28	719,203
	1,790,000	7.375		09/28/33	1,664,476
Republic of Oman
	458,000	6.000		08/01/29	480,900
	1,195,000	6.250		01/25/31	1,269,687
	3,669,000	6.750		10/28/27	4,022,141
Republic of Pakistan
	220,000	6.000		04/08/26	211,774
	1,145,000	7.375		04/08/31	1,070,701
	391,000	8.875		04/08/51	363,673
Republic of Panama(c)
	2,397,000	2.252		09/29/32	2,189,959
Republic Of Panama(c)
	793,000	3.298		01/19/33	789,431
Republic of Panama(c)
	914,000	3.750		03/16/25	953,016
	1,171,000	3.870		07/23/60	1,073,148
Republic Of Panama(c)
	1,293,000	4.500		01/19/63	1,307,223
Republic of Paraguay(c)
	1,398,000	2.739		01/29/33	1,289,480
Republic of Peru
	3,769,000	2.783	(c)	01/23/31	3,647,214
	2,796,000	3.230	(c)(f)	07/28/21	2,184,025
PEN	2,656,000	5.350		08/12/40	581,138
	1,730,000	5.940		02/12/29	454,044
	7,628,000	6.150		08/12/32	1,959,218
	4,561,000	6.350		08/12/28	1,230,194
	3,900,000	6.900		08/12/37	1,019,516
	3,741,000	6.950		08/12/31	1,025,840

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Philippines
	$2,253,000	1.648%		06/10/31	$ 2,070,192
	3,928,000	1.950		01/06/32	3,687,842
	448,000	3.000		02/01/28	465,409
	620,000	3.200		07/06/46	585,968
Republic of Poland
PLN	11,670,000	1.250		10/25/30	2,289,016
	6,600,000	2.500		04/25/24	1,579,148
	13,753,000	2.500		07/25/26	3,166,552
	9,374,000	2.500		07/25/27	2,123,464
	7,650,000	2.750		10/25/29	1,715,310
	$260,000	3.000		03/17/23	265,561
PLN	5,000,000	4.000		10/25/23	1,233,597
	$1,522,000	5.000		03/23/22	1,529,730
Republic of Qatar
	2,572,000	3.750		04/16/30	2,809,910
Republic of Romania
	544,000	3.000	(a)	02/27/27	544,816
RON	15,675,000	3.250		04/29/24	3,458,215
	6,235,000	3.250		06/24/26	1,319,909
	$1,192,000	3.625	(a)	03/27/32	1,192,000
RON	750,000	3.650		07/28/25	163,868
	1,214,000	4.000		02/14/51	1,133,876
RON	5,595,000	4.250		06/28/23	1,268,231
	3,295,000	4.750		02/24/25	746,563
	3,980,000	5.000		02/12/29	889,894
	8,540,000	5.850		04/26/23	1,975,127
Republic of Senegal
	$1,018,000	6.750		03/13/48	946,931
Republic of Serbia
	400,000	2.125		12/01/30	358,500
Republic of South Africa
	1,546,000	4.850		09/30/29	1,562,716
	534,000	5.650		09/27/47	483,871
	1,836,000	5.750		09/30/49	1,679,710

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
ZAR	83,614,670	6.250%	03/31/36	$ 3,820,142
	48,142,029	7.000	02/28/31	2,639,447
	182,364,951	8.000	01/31/30	10,962,088
	113,108,852	8.250	03/31/32	6,626,468
	88,628,648	8.500	01/31/37	4,908,967
	13,495,150	8.875	02/28/35	788,876
Republic of Sri Lanka
	$285,000	5.750	04/18/23	151,727
	3,240,000	6.750	04/18/28	1,586,182
Republic of Turkey
	2,984,000	5.950	01/15/31	2,623,682
Republic of Turkey
	3,398,000	4.750	01/26/26	3,160,140
	2,061,000	6.500	09/20/33	1,830,812
Republic of Uruguay(c)
	4,066,391	4.375	01/23/31	4,570,369
Republic of Uruguay
	474,035	4.975	04/20/55	585,522
Republic of Uzbekistan
	200,000	3.700	11/25/30	186,500
	420,000	3.900	10/19/31	391,230
Republic of Venezuela(e)
	85,000	6.000	12/09/20	4,888
	190,000	7.000	03/31/38	10,925
	199,000	7.650	04/21/25	11,443
	110,000	7.750	10/13/19	6,325
	175,000	8.250	10/13/24	10,063
	203,000	9.000	05/07/23	11,673
	165,000	9.250	09/15/27	9,488
	145,000	9.250	05/07/28	8,338
	152,000	9.375	01/13/34	8,740
	205,000	11.750	10/21/26	11,788
	205,000	11.950	08/05/31	11,788
	140,000	12.750	08/23/22	8,050
Republic of Zambia
	884,000	5.375	09/20/22	632,060

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Russian Federation Bond
	$6,000,000	4.375%		03/21/29	$ 5,970,000
RUB	467,786,000	4.500		07/16/25	5,185,037
	$1,000,000	5.100		03/28/35	1,043,000
	400,000	5.250		06/23/47	433,600
RUB	322,988,000	6.000		10/06/27	3,553,322
	92,045,000	7.400		12/07/22	1,169,983
	298,900,000	7.650		04/10/30	3,495,595
	375,000,000	7.700		03/23/33	4,334,147
	121,770,000	7.700		03/16/39	1,379,121
Saudi Government International Bond
	$1,277,000	3.250		10/22/30	1,330,634
	1,500,000	3.250	(a)	11/17/51	1,408,125
	1,441,000	3.450		02/02/61	1,370,751
	1,710,000	4.000		04/17/25	1,810,890
Sri Lanka Government International Bond
	565,000	6.350		06/28/24	289,139
State of Israel(g)
	1,339,000	4.500		12/31/99	1,596,757
Thailand Government Bond
THB	22,685,000	0.750		06/17/24	680,520
	113,000,000	1.000		06/17/27	3,313,535
	39,964,000	1.585		12/17/35	1,065,601
	88,535,000	1.600		12/17/29	2,592,797
	128,000,000	2.000		12/17/31	3,792,855
	29,425,000	2.125		12/17/26	914,458
	127,164,000	2.875		12/17/28	4,087,295
	93,712,000	3.300		06/17/38	3,008,438
The Pakistan Global Sukuk Programme Co. Ltd.(a)
	$1,050,000	7.950		01/31/29	1,071,115
Ukraine Government International Bond
	324,000	7.750		09/01/27	283,176
Ukraine Government International Bond
	4,735,000	6.876		05/21/29	3,967,930
UAH	14,939,000	15.840		02/26/25	528,929

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States(c)
	$3,290,000	2.659%		05/24/31	$ 3,099,180
United Mexican States
	1,238,000	3.500	(c)	02/12/34	1,195,289
	1,093,000	4.350		01/15/47	1,058,024
	1,414,000	4.400	(c)	02/12/52	1,365,217
MXN	84,357,100	5.750		03/05/26	3,838,968
	101,199,500	7.500		06/03/27	4,901,330
	90,641,500	7.750		05/29/31	4,417,444
	28,800,000	8.000		12/07/23	1,406,353
	92,943,000	8.500		05/31/29	4,739,404
	70,510,800	8.500		11/18/38	3,603,005
	108,818,400	10.000		12/05/24	5,613,224
	14,790,000	10.000		11/20/36	857,919

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $487,245,553)					$ 464,012,964

Corporate Obligations – 36.0%
Advertising(c) – 0.4%
Summer BC Holdco B S.a.r.l.
	$988,000	5.750%		10/31/26	$ 1,136,042
Terrier Media Buyer, Inc.(a)
	$3,751,000	8.875		12/15/27	3,957,305

					5,093,347

Aerospace & Defense(c) – 0.6%
Bombardier, Inc.(a)
	1,000,000	6.000		02/15/28	965,000
	85,000	7.500		12/01/24	87,763
	145,000	7.500		03/15/25	146,812
	2,643,000	7.875		04/15/27	2,672,734
BWX Technologies, Inc.(a)
	445,000	4.125		06/30/28	438,881
F-Brasile SpA/F-Brasile US LLC(a)
	1,211,000	7.375		08/15/26	1,186,768
TransDigm, Inc.(a)
	980,000	6.250		03/15/26	1,009,400

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(c) – (continued)
Triumph Group, Inc.
	$805,000	6.250	%(a)	09/15/24	$ 802,987
	915,000	7.750		08/15/25	905,850
	628,000	8.875	(a)	06/01/24	671,175

					8,887,370

Agriculture(a)(c) – 0.4%
Turning Point Brands, Inc.
	985,000	5.625		02/15/26	980,075
Vector Group Ltd.
	3,570,000	5.750		02/01/29	3,293,325
	1,150,000	10.500		11/01/26	1,178,750

					5,452,150

Airlines – 0.5%
Air Canada
	265,000	4.000		07/01/25	370,602
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
	1,160,000	5.500		04/20/26	1,186,100
Avianca Midco 2 Ltd.(a)(c)
	2,223,873	9.000		12/01/28	2,224,985
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(a)(c)
	1,410,000	5.750		01/20/26	1,434,675
United Airlines, Inc.(a)(c)
	1,180,000	4.375		04/15/26	1,168,200

					6,384,562

Automotive – 0.7%
Clarios Global LP/Clarios US Finance Co.(a)(c)
	1,895,000	6.250		05/15/26	1,954,219
Dana, Inc.(c)
	375,000	5.625		06/15/28	389,063
Dealer Tire LLC/DT Issuer LLC(a)(c)
	1,889,000	8.000		02/01/28	1,936,225
Ford Motor Credit Co. LLC
EUR	450,000	2.386		02/17/26	519,541
	$100,000	3.815	(c)	11/02/27	100,168
Grupo Antolin-Irausa SA(a)(c)
EUR	450,000	3.375		04/30/26	482,909
IHO Verwaltungs GmbH(a)(c)(h) (PIK 6.750%, Cash 6.000%)
	$685,000	6.000		05/15/27	707,262
(PIK 7.125%, Cash 6.375%)
	535,000	6.375		05/15/29	561,750

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Jaguar Land Rover Automotive PLC(a)(c)
EUR	1,100,000	4.500%	07/15/28	$ 1,230,135
Tenneco, Inc.(a)(c)
	$1,290,000	5.125	04/15/29	1,202,925

				9,084,197

Banks – 2.7%
Banca Monte dei Paschi di Siena SpA(c)(i) (5 Year EUR Swap + 5.005%)
EUR	1,724,000	5.375	01/18/28	1,457,463
Banco de Sabadell SA(c)(i) (-1X 5 year EUR Swap + 6.198%)
	1,000,000	5.750	12/31/99	1,155,750
Banco do Brasil SA(a)
	$1,030,000	4.875	01/11/29	1,042,875
Banco do Estado do Rio Grande do Sul SA(c)(i) (5 year CMT + 4.928%)
	1,220,000	5.375	01/28/31	1,137,650
Banco Mercantil del Norte SA(a)(c)(i) (10 year CMT + 5.034%)
	1,800,000	6.625	12/31/99	1,728,738
Banco Nacional de Comercio Exterior/Cayman Islands SNC(a)(c)(i) (5 year CMT + 2.000%)
	1,019,000	2.720	08/11/31	1,008,810
Banco Santander SA(c)(i) (-1X 5 year EUR Swap + 3.760%)
EUR	800,000	3.625	12/31/99	808,884
(-1x 5 Year EUR Swap + 4.534%)
	1,000,000	4.375	12/31/99	1,117,833
Barclays PLC(c)(i) (5 year CMT + 5.867%)
	$2,400,000	6.125	12/31/99	2,550,000
(5 Year USD Swap + 4.842%)
	1,255,000	7.750	12/31/99	1,330,300
CaixaBank SA(c)(i) (-1X 5 year EUR Swap + 3.857%)
EUR	1,000,000	3.625	12/31/99	1,022,340
Commerzbank AG(c)(i) (-1x 5 Year EUR Swap + 6.363%)
	600,000	6.125	03/31/99	712,829
(5 year USD Swap + 5.228%)
	$1,000,000	7.000	12/31/99	1,048,750
Deutsche Bank AG(c)(i) (-1X 5 year EUR Swap + 4.747%)
EUR	800,000	4.625	12/31/99	885,279
(5 Year CMT + 4.524%)
	$1,400,000	6.000	12/31/99	1,408,750
Development Bank of Kazakhstan JSC
	990,000	2.950	05/06/31	925,650
Freedom Mortgage Corp.(a)(c)
	982,750	6.625	01/15/27	909,044
	480,000	7.625	05/01/26	459,600

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Freedom Mortgage Corp.(a)(c) – (continued)
	$1,855,000	8.125%		11/15/24	$ 1,859,637
	1,225,000	8.250		04/15/25	1,223,469
Ibercaja Banco SA(c)(i) (-1X 5 year EUR Swap + 2.882%)
EUR	700,000	2.750		07/23/30	778,535
Intesa Sanpaolo SpA
	$1,300,000	5.710	(a)	01/15/26	1,400,812
(5 Year EUR Swap + 7.192%)
EUR	939,000	7.750	(c)(i)	12/29/49	1,236,894
(5 Year USD Swap + 5.462%)
	$500,000	7.700	(a)(c)(i)	12/29/49	548,125
Lloyds Banking Group PLC(c)(i) (5 Year USD Swap + 4.496%)
	2,290,000	7.500		12/31/99	2,541,900
Novo Banco SA/Luxembourg
EUR	95,000	3.500		01/02/43	104,427
	1,015,000	3.500		01/23/43	1,113,916
UniCredit SpA(c)(i) (-1X 5 year EUR Swap + 4.606%)
	2,090,000	4.450		12/31/99	2,248,221
(5 Year USD ICE Swap + 3.703%)
	$3,250,000	5.861	(a)	06/19/32	3,450,297

					37,216,778

Biotechnology(c) – 0.1%
Cidron Aida Finco Sarl
EUR	903,000	5.000		04/01/28	981,952

Building Materials – 0.6%
Boise Cascade Co.(a)(c)
	$375,000	4.875		07/01/30	388,125
Builders FirstSource, Inc.(a)(c)
	150,000	4.250		02/01/32	147,938
CEMEX Materials LLC(a)
	1,098,000	7.700		07/21/25	1,213,290
Cemex SAB de CV(a)(c)
	3,075,000	5.200		09/17/30	3,167,250
CP Atlas Buyer, Inc.(a)(c)
	455,000	7.000		12/01/28	439,075
Eco Material Technologies, Inc.(a)(c)
	910,800	7.875		01/31/27	923,323
Griffon Corp.(c)
	725,000	5.750		03/01/28	723,187
SRM Escrow Issuer LLC(a)(c)
	1,724,000	6.000		11/01/28	1,767,100
Summit Materials LLC/Summit Materials Finance Corp.(a)(c)
	44,000	5.250		01/15/29	44,770

					8,814,058

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(c) – 1.3%
ASP Unifrax Holdings, Inc.(a)
	$1,437,000	5.250%		09/30/28	$ 1,404,668
Cerdia Finanz GmbH(a)
	1,000,000	10.500		02/15/27	981,370
Cornerstone Chemical Co.(a)
	5,195,000	6.750		08/15/24	4,532,637
GPD Cos., Inc(a)
	1,037,000	10.125		04/01/26	1,094,035
INEOS Quattro Finance 1 PLC(a)
EUR	450,000	3.750		07/15/26	488,374
Innophos Holdings, Inc.(a)
	$965,000	9.375		02/15/28	1,037,375
Iris Holdings, Inc.(a)(h) (PIK 9.500%, Cash 8.750%)
	615,000	8.750		02/15/26	618,075
NOVA Chemicals Corp.(a)
	1,815,000	4.250		05/15/29	1,728,787
OCI NV(a)
	385,000	4.625		10/15/25	394,144
Rain CII Carbon LLC/CII Carbon Corp.(a)
	2,055,000	7.250		04/01/25	2,080,687
Rayonier AM Products, Inc.(a)
	1,176,000	7.625		01/15/26	1,199,520
SCIH Salt Holdings, Inc.(a)
	83,000	4.875		05/01/28	77,813
	270,000	6.625		05/01/29	251,100
SCIL IV LLC/SCIL USA Holdings LLC(a)
EUR	450,000	4.375		11/01/26	502,358
The Chemours Co.
	450,000	4.000		05/15/26	504,157
	$400,000	4.625	(a)	11/15/29	382,500
Tronox, Inc.(a)
	500,000	4.625		03/15/29	478,750
Unifrax Escrow Issuer Corp.(a)
	375,000	7.500		09/30/29	362,813

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(c) – (continued)
Venator Finance S.a.r.l./Venator Materials LLC(a)
	$415,000	5.750%	07/15/25	$ 392,175

				18,511,338

Commercial Services(c) – 1.1%
Adtalem Global Education, Inc.(a)
	1,863,000	5.500	03/01/28	1,830,397
Avis Budget Finance Plc
EUR	1,047,000	4.750	01/30/26	1,190,191
BCP V Modular Services Finance II PLC(a)
GBP	375,000	6.125	11/30/28	477,264
CPI CG, Inc.(a)
	$575,000	8.625	03/15/26	587,938
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	1,781,000	7.125	07/31/26	1,823,076
Korn Ferry(a)
	423,000	4.625	12/15/27	430,931
Loxam SAS(a)
EUR	450,000	4.500	04/15/27	479,350
Metis Merger Sub LLC(a)
	$1,220,000	6.500	05/15/29	1,162,050
Movida Europe SA(a)
	1,299,000	5.250	02/08/31	1,143,364
NESCO Holdings II, Inc.(a)
	860,000	5.500	04/15/29	851,400
Paysafe Finance PLC/Paysafe Holdings US Corp.(a)
	275,000	4.000	06/15/29	248,188
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
	865,000	6.250	01/15/28	865,000
StoneCo Ltd.
	1,111,000	3.950	06/16/28	933,101
StoneMor, Inc.(a)
	975,000	8.500	05/15/29	1,005,469
Team Health Holdings, Inc.(a)
	1,075,000	6.375	02/01/25	967,500
The ADT Security Corp.(a)
	1,415,000	4.125	08/01/29	1,326,562
The House of Finance NV(a)
EUR	450,000	4.375	07/15/26	504,739

				15,826,520

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – 0.3%
Ahead DB Holdings LLC(a)
	$435,000	6.625%	05/01/28	$ 426,300
Banff Merger Sub, Inc.
EUR	1,647,000	8.375	09/01/26	1,915,084
Centurion Bidco SpA(a)
	450,000	5.875	09/30/26	517,110
Libra Groupco SpA(a)
	450,000	5.000	05/15/27	496,266
Science Applications International Corp.(a)
	$385,000	4.875	04/01/28	387,887
Seagate HDD Cayman
	410,000	3.375	07/15/31	388,987
Unisys Corp.(a)
	550,000	6.875	11/01/27	587,125

				4,718,759

Cosmetics/Personal Care(a)(c) – 0.1%
Coty, Inc.
	1,222,000	5.000	04/15/26	1,246,440

Distribution & Wholesale(a)(c) – 0.2%
American Builders & Contractors Supply Co, Inc.
	455,000	3.875	11/15/29	428,837
G-III Apparel Group Ltd.
	1,142,000	7.875	08/15/25	1,201,955
H&E Equipment Services, Inc.
	460,000	3.875	12/15/28	433,550

				2,064,342

Diversified Financial Services – 1.6%
AG Issuer LLC(a)(c)
	1,000,000	6.250	03/01/28	1,032,500
Aircastle Ltd.(a)(c)(i) (5 year CMT + 4.410%)
	1,222,000	5.250	12/31/99	1,232,692
Coinbase Global, Inc.(a)(c)
	1,970,000	3.375	10/01/28	1,763,150
Finance of America Funding LLC(a)(c)
	1,960,000	7.875	11/15/25	1,915,900
Global Aircraft Leasing Co. Ltd.(a)(c)(h) (PIK 7.250%, Cash 6.500%)
	2,408,306	6.500	09/15/24	2,257,787
Home Point Capital, Inc.(a)(c)
	715,000	5.000	02/01/26	616,688

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(c)
	$1,257,000	5.000%		08/15/28	$ 1,242,896
LD Holdings Group LLC(a)(c)
	1,265,000	6.125		04/01/28	1,129,012
	80,000	6.500		11/01/25	75,800
Midcap Financial Issuer Trust(a)(c)
	1,582,000	5.625		01/15/30	1,534,540
	1,550,000	6.500		05/01/28	1,561,625
Nationstar Mortgage Holdings, Inc.(a)(c)
	550,000	5.500		08/15/28	539,101
	679,000	6.000		01/15/27	702,765
Navient Corp.(c)
	925,000	5.500		03/15/29	899,562
OneMain Finance Corp.
	465,000	3.875	(c)	09/15/28	434,194
	400,000	5.375	(c)	11/15/29	410,500
	1,490,000	7.125		03/15/26	1,637,137
PRA Group, Inc.(a)(c)
	839,000	7.375		09/01/25	886,194
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.(a)(c)
	112,000	3.625		03/01/29	104,968
Unifin Financiera SAB de CV(c)
	647,000	9.875		01/28/29	378,091
VistaJet Malta Finance PLC/XO Management Holding, Inc.(a)(c)
	398,000	6.375		02/01/30	395,513
Voyager Aviation Holdings LLC(a)(c)
	1,020,000	8.500		05/09/26	946,061

					21,696,676

Electrical – 0.9%
Calpine Corp.(a)(c)
	385,000	4.500		02/15/28	376,338
Electricite de France SA(c)(i) (-1X 5 year EUR Swap + 3.970%)
EUR	1,000,000	3.375		12/31/99	1,091,151
Eskom Holdings SOC Ltd.
	$1,219,000	4.314	(j)	07/23/27	1,172,117
	742,000	6.750		08/06/23	749,791
NRG Energy, Inc.(a)(c)
	405,000	3.625		02/15/31	375,131

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
PG&E Corp.(c)
	$1,145,000	5.000%		07/01/28	$ 1,145,000
Pike Corp.(a)(c)
	1,188,000	5.500		09/01/28	1,161,270
Talen Energy Supply LLC(c)
	475,000	6.500		06/01/25	201,875
	260,000	6.625	(a)	01/15/28	229,450
	2,682,000	7.250	(a)	05/15/27	2,413,800
	15,000	7.625	(a)	06/01/28	13,500
	365,000	10.500	(a)	01/15/26	167,900
Vistra Corp.(a)(c)(i) (5 year CMT + 5.740%)
	2,500,000	7.000		12/31/99	2,487,500
Vistra Operations Co. LLC(a)(c)
	385,000	5.625		02/15/27	391,738

					11,976,561

Electrical Components & Equipment(a)(c) – 0.1%
Belden, Inc.
EUR	756,000	3.375		07/15/31	823,025

Electronics(a)(c) – 0.0%
II-VI, Inc.
	$605,000	5.000		12/15/29	598,194

Energy-Alternate Sources(a)(c) – 0.1%
Cullinan Holdco Scsp
EUR	450,000	4.625		10/15/26	492,772
TerraForm Power Operating LLC
	$184,000	5.000		01/31/28	186,300

					679,072

Engineering & Construction – 0.5%
Abertis Infraestructuras Finance BV(c)(i) (-1X 5 year EUR Swap + 3.694%)
EUR	900,000	3.248		12/31/99	1,008,578
Artera Services LLC(a)(c)
	$300,000	9.033		12/04/25	306,750
Bioceanico Sovereign Certificate Ltd.(b)
	1,113,842	0.000		06/05/34	833,154
Global Infrastructure Solutions, Inc.(a)(c)
	866,000	5.625		06/01/29	868,165
State Agency of Roads of Ukraine(j)
	1,670,000	6.250		06/24/28	1,294,250

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction – (continued)
Tutor Perini Corp.(a)(c)
	$1,915,000	6.875%	05/01/25	$ 1,891,062

				6,201,959

Entertainment(c) – 1.0%
AMC Entertainment Holdings, Inc.
	25,000	5.750	06/15/25	18,125
	235,000	6.125	05/15/27	157,450
Banijay Entertainment SASU(a)
	737,000	5.375	03/01/25	741,606
Banijay Group SAS
	1,469,000	6.500	03/01/26	1,665,515
Caesars Entertainment, Inc.(a)
	$455,000	4.625	10/15/29	434,525
	1,570,000	8.125	07/01/27	1,689,712
Cirsa Finance International S.a.r.l.(a)
EUR	1,660,000	4.500	03/15/27	1,776,511
	450,000	4.750	05/22/25	499,491
Empire Resorts, Inc.(a)
	$1,515,000	7.750	11/01/26	1,522,575
Gamma Bidco SpA(a)
EUR	450,000	6.250	07/15/25	515,982
International Game Technology PLC(a)
	$765,000	6.250	01/15/27	831,938
Motion Bondco DAC(a)
EUR	450,000	4.500	11/15/27	484,476
Raptor Acquisition Corp./Raptor Co-Issuer LLC(a)
	$1,120,000	4.875	11/01/26	1,106,000
Scientific Games International, Inc.(a)
	1,179,000	7.000	05/15/28	1,235,003
	381,000	8.250	03/15/26	397,193
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
	755,000	7.750	04/15/25	786,144

				13,862,246

Environmental(a)(c) – 0.1%
Clean Harbors, Inc.
	385,000	4.875	07/15/27	394,625
GFL Environmental, Inc.
	460,000	4.375	08/15/29	438,150

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a)(c) – (continued)
Tervita Corp.
	$1,020,000	11.000%	12/01/25	$ 1,181,925

				2,014,700

Food(a)(c) – 0.0%
Picard Groupe SAS
EUR	450,000	3.875	07/01/26	498,030

Food & Drug Retailing – 0.3%
Casino Guichard Perrachon SA(c)
	670,000	6.625	01/15/26	727,210
Iceland Bondco PLC(a)(c)
GBP	375,000	4.625	03/15/25	456,326
Kraft Heinz Foods Co.
	$210,000	5.000	06/04/42	238,586
New Albertsons LP
	100,000	8.000	05/01/31	119,125
	1,015,000	8.700	05/01/30	1,238,300
Post Holdings, Inc.(a)(c)
	345,000	4.500	09/15/31	327,750
	310,000	4.625	04/15/30	298,763
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(c)
	405,000	4.625	03/01/29	389,306
Ulker Biskuvi Sanayi AS
	452,000	6.950	10/30/25	429,908

				4,225,274

Forest Products&Paper(a)(c) – 0.4%
Pearl Merger Sub, Inc.
	2,542,000	6.750	10/01/28	2,500,692
Resolute Forest Products, Inc.
	1,408,000	4.875	03/01/26	1,397,440
Sylvamo Corp.
	1,305,000	7.000	09/01/29	1,340,888

				5,239,020

Gaming(c) – 0.2%
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
	1,019,000	5.875	05/15/25	1,015,179
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)
	60,000	4.250	05/30/23	60,300

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gaming(c) – (continued)
	$325,000	5.250%	05/15/27	$ 319,312
	140,000	5.500	03/01/25	139,300
Wynn Macau Ltd.
	1,004,000	5.625	08/26/28	906,110

				2,440,201

Healthcare Providers & Services(c) – 1.0%
Air Methods Corp.(a)
	300,000	8.000	05/15/25	243,000
Akumin, Inc.(a)
	2,853,000	7.000	11/01/25	2,646,158
Chrome Holdco SASU(a)
EUR	400,000	5.000	05/31/29	439,004
CHS/Community Health Systems, Inc.(a)
	$600,000	6.125	04/01/30	570,000
	737,000	6.875	04/15/29	729,630
Envision Healthcare Corp.(a)
	835,000	8.750	10/15/26	434,200
HCA, Inc.
	620,000	5.875	02/01/29	700,600
Legacy LifePoint Health LLC(a)
	450,000	4.375	02/15/27	441,000
Lifepoint Health, Inc.(a)
	1,210,000	5.375	01/15/29	1,149,500
ModivCare Escrow Issuer, Inc.(a)
	675,000	5.000	10/01/29	654,750
Molina Healthcare, Inc.(a)
	385,000	4.375	06/15/28	385,481
Mozart Debt Merger Sub, Inc.(a)
	1,375,000	3.875	04/01/29	1,320,000
	370,000	5.250	10/01/29	358,900
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
	750,000	9.750	12/01/26	787,500
Syneos Health, Inc.(a)
	460,000	3.625	01/15/29	435,850
Tenet Healthcare Corp.(a)
	835,000	4.375	01/15/30	801,600
	1,403,000	6.125	10/01/28	1,401,246

				13,498,419

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(a)(c) – 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
	$455,000	4.625%		08/01/29	$ 445,900
Century Communities, Inc.
	200,000	3.875		08/15/29	191,500
Mattamy Group Corp.
	605,000	4.625		03/01/30	595,169
Meritage Homes Corp.
	300,000	3.875		04/15/29	300,750

					1,533,319

Household Products(a)(c) – 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
	1,000,000	7.000		12/31/27	910,000

Housewares(a)(c) – 0.1%
American Greetings Corp.
	1,410,000	8.750		04/15/25	1,441,725

Insurance(c) – 0.2%
Acrisure LLC/Acrisure Finance, Inc.(a)
	410,000	4.250		02/15/29	387,450
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.(a)(h) (PIK 8.375%, Cash 7.625%)
	1,631,875	7.625		10/15/25	1,684,911
MGIC Investment Corp.
	740,000	5.250		08/15/28	760,350
Sagicor Financial Co. Ltd.
	200,000	5.300		05/13/28	202,500
	264,000	5.300	(a)	05/13/28	267,300

					3,302,511

Internet(c) – 0.5%
Cablevision Lightpath LLC(a)
	1,214,000	5.625		09/15/28	1,156,335
Getty Images, Inc.(a)
	585,000	9.750		03/01/27	614,981
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)
	405,000	3.500		03/01/29	377,663
HSE Finance S.a.r.l(a)
EUR	450,000	5.625		10/15/26	499,532
Rakuten Group, Inc.(i) (5 year CMT + 4.578%)
	$1,602,000	5.125		12/31/99	1,585,980
(5 year CMT + 4.956%)
	740,000	6.250		12/31/99	764,975

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(c) – (continued)
United Group B.V.(a)
EUR	450,000	4.625%		08/15/28	$ 488,331
	870,000	5.250		02/01/30	950,523
(-1X 3M Euribor + 4.875%)
	940,000	4.317	(i)	02/01/29	1,053,963

					7,492,283

Investment Companies(c) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$135,000	4.750		09/15/24	136,688
	815,000	5.250		05/15/27	818,056

					954,744

Iron/Steel(c) – 0.7%
Allegheny Technologies, Inc.
	915,000	4.875		10/01/29	896,700
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)
	3,890,000	8.750		07/15/26	4,065,050
Mineral Resources Ltd.(a)
	3,770,000	8.125		05/01/27	4,024,475

					8,986,225

Leisure Time(c) – 0.5%
Carnival Corp.(a)
	1,260,000	9.875		08/01/27	1,412,775
	550,000	10.500		02/01/26	616,687
Deuce Finco PLC(a)
GBP	375,000	5.500		06/15/27	495,431
NCL Corp., Ltd. Class C(a)
	$494,000	12.250		05/15/24	572,422
Pinnacle Bidco PLC
EUR	1,101,000	5.500		02/15/25	1,257,019
Royal Caribbean Cruises Ltd.(a)
	$395,000	5.500		08/31/26	384,138
	775,000	9.125		06/15/23	813,750
TUI Cruises GmbH(a)
EUR	450,000	6.500		05/15/26	498,015
VOC Escrow Ltd.(a)
	$765,000	5.000		02/15/28	739,181

					6,789,418

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a)(c) – 0.0%
NH Hotel Group SA
EUR	400,000	4.000%	07/02/26	$ 446,783

Machinery-Diversified(a)(c) – 0.2%
Novafives SAS
	300,000	5.000	06/15/25	299,109
OT Merger Corp.
	$1,258,000	7.875	10/15/29	1,207,680
TK Elevator Holdco GmbH
	800,000	7.625	07/15/28	839,000

				2,345,789

Media – 3.7%
Altice Financing SA(a)(c)
	265,000	5.000	01/15/28	245,125
	2,365,000	5.750	08/15/29	2,205,362
Beasley Mezzanine Holdings LLC(a)(c)
	1,400,000	8.625	02/01/26	1,382,500
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
	450,000	4.250	02/01/31	428,625
	1,215,000	4.500	08/15/30	1,181,587
	435,000	5.375	06/01/29	447,506
Cengage Learning, Inc.(a)(c)
	1,250,000	9.500	06/15/24	1,256,250
CSC Holdings LLC(a)(c)
	865,000	4.625	12/01/30	767,688
	1,145,000	5.750	01/15/30	1,076,300
	295,000	6.500	02/01/29	305,694
	1,695,000	7.500	04/01/28	1,750,087
Cumulus Media New Holdings, Inc.(a)(c)
	664,000	6.750	07/01/26	680,600
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(c)
	1,620,000	5.375	08/15/26	749,250
	1,274,000	6.625	08/15/27	328,055
DIRECTV Financing LLC/Directv Financing Co, Inc.(a)(c)
	2,065,000	5.875	08/15/27	2,065,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.
$615,000	5.000%		03/15/23	$ 621,150
495,000	5.125		06/01/29	431,888
1,635,000	5.250	(a)(c)	12/01/26	1,585,950
1,608,000	5.750	(a)(c)	12/01/28	1,545,690
180,000	5.875		11/15/24	180,900
275,000	7.750		07/01/26	282,563
Gray Television, Inc.(a)(c)
455,000	4.750		10/15/30	435,663
1,691,000	7.000		05/15/27	1,779,777
Houghton Mifflin Harcourt Publishers, Inc.(a)(c)
1,100,000	9.000		02/15/25	1,155,000
iHeartCommunications, Inc.(c)
137,309	8.375		05/01/27	142,801
LCPR Senior Secured Financing DAC(a)(c)
1,986,000	6.750		10/15/27	2,062,521
Liberty Interactive LLC
342,337	3.750	(c)	02/15/30	249,906
3,961,732	4.000	(c)	11/15/29	2,941,586
45,000	8.250		02/01/30	46,575
McGraw-Hill Education, Inc.(a)(c)
1,650,000	5.750		08/01/28	1,567,500
News Corp.(a)(c)
1,505,000	3.875		05/15/29	1,441,037
Nexstar Media, Inc.(a)(c)
1,507,000	5.625		07/15/27	1,546,559
Radiate Holdco LLC/Radiate Finance, Inc.(a)(c)
1,119,000	6.500		09/15/28	1,074,240
Salem Media Group, Inc.(a)(c)
1,810,000	6.750		06/01/24	1,812,262
Sinclair Television Group, Inc.(a)(c)
787,000	4.125		12/01/30	724,040
1,231,000	5.500		03/01/30	1,144,830
986,000	5.875		03/15/26	995,860
Sirius XM Radio, Inc.(a)(c)
475,000	5.500		07/01/29	490,438
Spanish Broadcasting System, Inc.(a)(c)
1,045,000	9.750		03/01/26	1,076,350
TEGNA, Inc.(c)
2,190,000	4.625		03/15/28	2,140,725

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Telenet Finance Luxembourg Notes S.a.r.l.(a)(c)
$1,800,000	5.500%	03/01/28	$ 1,842,750
Univision Communications, Inc.(a)(c)
1,127,000	6.625	06/01/27	1,183,350
Urban One, Inc.(a)(c)
1,835,000	7.375	02/01/28	1,862,525
Virgin Media Vendor Financing Notes IV DAC(a)(c)
450,000	5.000	07/15/28	424,125
VTR Finance NV(a)(c)
1,200,000	6.375	07/15/28	1,218,000
VZ Secured Financing B.V.(a)(c)
1,755,000	5.000	01/15/32	1,691,381

			50,567,571

Mining(c) – 1.0%
Constellium SE(a)
405,000	3.750	04/15/29	382,219
First Quantum Minerals Ltd.(a)
500,000	6.875	03/01/26	516,250
454,000	7.250	04/01/23	457,689
2,610,000	7.500	04/01/25	2,668,725
Freeport-McMoRan, Inc.
370,000	4.625	08/01/30	383,875
2,100,000	5.450	03/15/43	2,467,500
Hecla Mining Co.
1,425,000	7.250	02/15/28	1,522,969
Mountain Province Diamonds, Inc.(a)
3,440,000	8.000	12/15/22	3,259,400
New Gold, Inc.(a)
590,000	6.375	05/15/25	601,800
730,000	7.500	07/15/27	768,325
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)(e)
1,260,000	7.125	11/01/22	12
Stillwater Mining Co.(a)
222,000	4.500	11/16/29	207,015

			13,235,779

Miscellaneous Manufacturing(a)(c) – 0.1%
LSB Industries, Inc.
1,020,000	6.250	10/15/28	1,032,750

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 4.9%
Antero Resources Corp.(a)(c)
$355,000	7.625%	02/01/29	$ 386,063
543,000	8.375	07/15/26	601,373
Apache Corp.(c)
230,000	5.100	09/01/40	240,925
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(c)
410,000	5.875	06/30/29	396,675
Chesapeake Engery Corp.(k)
195,000	7.000	10/01/24	2,925
935,000	7.500	10/01/26	25,713
Citgo Holding, Inc.(a)(c)
395,000	9.250	08/01/24	394,013
CITGO Petroleum Corp.(a)(c)
1,389,000	7.000	06/15/25	1,399,417
CNX Resources Corp.(a)(c)
415,000	7.250	03/14/27	435,750
Colgate Energy Partners III LLC(a)(c)
1,445,000	5.875	07/01/29	1,468,481
464,000	7.750	02/15/26	497,640
Comstock Resources, Inc.(a)(c)
1,779,000	6.750	03/01/29	1,827,922
Ecopetrol SA(c)
1,279,000	4.625	11/02/31	1,176,399
776,000	5.875	11/02/51	664,396
EQT Corp.(c)
335,000	6.625	02/01/25	360,963
807,000	7.500	02/01/30	960,330
Great Western Petroleum LLC/Great Western Finance Corp.(a)(c)
245,000	12.000	09/01/25	255,413
Guara Norte S.a.r.l.(a)
1,544,859	5.198	06/15/34	1,443,285
Hilcorp Energy I LP/Hilcorp Finance Co.(a)(c)
610,000	5.750	02/01/29	623,725
KazMunayGas National Co. JSC(c)
1,123,000	3.500	04/14/33	1,096,609
Kosmos Energy Ltd.(a)(c)
942,000	7.750	05/01/27	921,982

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Laredo Petroleum, Inc.(c)
	$1,065,000	10.125%		01/15/28	$ 1,123,575
Matador Resources Co.(c)
	1,219,000	5.875		09/15/26	1,235,761
MEG Energy Corp.(a)(c)
	4,016,000	7.125		02/01/27	4,166,600
Murphy Oil Corp.(c)
	1,088,000	6.375		07/15/28	1,124,720
Northern Oil and Gas, Inc.(a)(c)
	910,000	8.125		03/01/28	953,225
NuVista Energy Ltd.(a)(c)
CAD	1,900,000	7.875		07/23/26	1,573,182
Occidental Petroleum Corp.
	$250,000	4.400	(c)	04/15/46	238,125
	505,000	4.625	(c)	06/15/45	489,219
	670,000	5.550	(c)	03/15/26	713,550
	455,000	6.375	(c)	09/01/28	514,719
	175,000	6.450		09/15/36	211,750
	550,000	7.500		05/01/31	678,562
	1,243,000	8.500	(c)	07/15/27	1,488,492
PBF Holding Co LLC/PBF Finance Corp.(c)
	655,000	7.250		06/15/25	520,725
	865,000	9.250	(a)	05/15/25	843,375
Penn Virginia Escrow LLC(a)(c)
	1,219,000	9.250		08/15/26	1,243,380
Petroleos de Venezuela SA(e)
	700,000	6.000		11/15/26	24,500
Petroleos del Peru SA
	659,000	5.625		06/19/47	606,815
Petroleos Mexicanos
	1,994,000	5.950	(c)	01/28/31	1,891,060
	1,400,000	6.500		03/13/27	1,458,625
	2,855,000	6.700	(a)(c)	02/16/32	2,819,598
	2,822,000	6.750		09/21/47	2,407,166
	633,000	6.840	(c)	01/23/30	644,710
	1,504,000	7.690	(c)	01/23/50	1,389,696

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petronas Capital Ltd.(c)
	$887,000	2.480%		01/28/32	$ 858,084
	1,772,000	3.500		04/21/30	1,864,215
	1,258,000	4.550		04/21/50	1,483,654
Qatar Energy(c)
	2,438,000	2.250		07/12/31	2,346,575
	1,128,000	3.125		07/12/41	1,092,378
	556,000	3.300	(a)	07/12/51	546,270
	270,000	3.300		07/12/51	265,275
Range Resources Corp.(a)(c)
	767,000	4.750		02/15/30	765,082
SA Global Sukuk Ltd.(c)
	567,000	1.602		06/17/26	548,289
Saudi Arabian Oil Co.(c)
	1,061,000	1.625		11/24/25	1,036,066
Secure Energy Services, Inc.(a)(c)
CAD	100,000	7.250		12/30/26	80,144
Shelf Drilling Holdings Ltd.(a)(c)
	$2,215,000	8.250		02/15/25	1,694,475
Southwestern Energy Co.(c)
	1,116,000	5.375		03/15/30	1,142,505
Strathcona Resources Ltd.(a)(c)
	1,670,000	6.875		08/01/26	1,661,650
Tengizchevroil Finance Co International Ltd.(c)
	1,198,000	2.625		08/15/25	1,165,055
Transocean Pontus Ltd.(a)(c)
	2,124,570	6.125		08/01/25	2,082,079
Transocean, Inc.
	480,000	7.500		04/15/31	292,800
	1,030,000	11.500	(a)(c)	01/30/27	1,019,700
Uzbekneftegaz JSC(a)(c)
	222,000	4.750		11/16/28	205,350
Vine Energy Holdings LLC(a)(c)
	1,536,000	6.750		04/15/29	1,641,600
Viper Energy Partners LP(a)(c)
	1,163,000	5.375		11/01/27	1,198,192
Wintershall Dea Finance 2 BV(c)(i) (-1X 5 year EUR Swap + 3.319%)
EUR	1,100,000	3.000		12/31/99	1,150,834

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
YPF SA(c)(d)
	$715,928	9.000%	02/12/26	$ 581,620

				68,263,021

Packaging(a)(c) – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	565,000	4.125	08/15/26	560,763
	770,000	5.250	08/15/27	750,750
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
	1,637,000	6.000	09/15/28	1,632,907
Mauser Packaging Solutions Holding Co.
EUR	450,000	4.750	04/15/24	501,417
	$395,000	7.250	04/15/25	391,050
Owens-Brockway Glass Container, Inc.
	375,000	6.625	05/13/27	391,875

				4,228,762

Pharmaceuticals – 1.1%
AdaptHealth LLC(a)(c)
	880,000	4.625	08/01/29	838,200
Bausch Health Cos, Inc.(a)(c)
	195,000	7.000	01/15/28	174,769
Bausch Health Cos., Inc.(a)(c)
	1,500,000	5.250	01/30/30	1,207,500
	3,089,000	6.250	02/15/29	2,614,066
Bormioli Pharma SpA(a)(c)(i) (3M Euribor + 3.500%)
EUR	450,000	3.500	11/15/24	483,642
Cheplapharm Arzneimittel GmbH(a)(c)
	$1,082,000	5.500	01/15/28	1,086,058
Embecta Corp.(a)(c)
	882,000	5.000	02/15/30	882,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
	946,000	6.000	06/30/28	638,550
	1,183,000	9.500	07/31/27	1,162,297
Gruenenthal GmbH(c)
EUR	770,000	3.625	11/15/26	860,610
Lannett Co, Inc.(a)(c)
	$2,355,000	7.750	04/15/26	1,810,406
Nidda BondCo GmbH(a)(c)
EUR	450,000	5.000	09/30/25	490,654

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Par Pharmaceutical, Inc.(a)(c)
	$1,405,000	7.500%		04/01/27	$ 1,412,025
Teva Pharmaceutical Finance Co. B.V.
	1,015,000	2.950		12/18/22	1,012,463
Teva Pharmaceutical Finance Netherlands II BV(c)
EUR	810,000	4.375		05/09/30	866,943

					15,540,183

Pipelines – 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(c)
	$140,000	5.750		03/01/27	141,750
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(c)
	384,000	7.625		12/15/25	401,280
Cheniere Energy Partners LP(c)
	830,000	4.500		10/01/29	847,638
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(c)
	2,212,000	5.500		06/15/31	2,206,470
DCP Midstream Operating LP
	620,000	5.625	(c)	07/15/27	669,600
	425,000	8.125		08/16/30	552,500
EIG Pearl Holdings S.a.r.l(a)
	672,000	3.545		08/31/36	669,245
	841,000	4.387		11/30/46	836,164
EnLink Midstream LLC(c)
	275,000	5.375		06/01/29	277,406
	390,000	5.625	(a)	01/15/28	399,263
EnLink Midstream Partners LP(c)
	165,000	4.850		07/15/26	169,331
EQM Midstream Partners LP(c)
	158,000	6.500		07/15/48	169,060
Galaxy Pipeline Assets Bidco Ltd.
	1,754,000	2.160		03/31/34	1,680,332
	3,524,000	2.940		09/30/40	3,354,848
Genesis Energy LP/Genesis Energy Finance Corp.(c)
	1,650,000	7.750		02/01/28	1,625,250
	250,000	8.000		01/15/27	250,625
Global Partners LP/GLP Finance Corp.(c)
	1,254,000	7.000		08/01/27	1,288,485
Howard Midstream Energy Partners LLC(a)(c)
	760,000	6.750		01/15/27	778,050

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
ITT Holdings LLC(a)(c)
	$2,180,000	6.500%	08/01/29	$ 2,087,350
KazTransGas JSC
	1,440,000	4.375	09/26/27	1,510,470
New Fortress Energy, Inc.(a)(c)
	425,000	6.500	09/30/26	398,969
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(c)
	845,000	7.500	02/01/26	851,338
NGL Energy Partners LP/NGL Energy Finance Corp.(c)
	1,480,000	6.125	03/01/25	1,287,600
	750,000	7.500	11/01/23	727,500
	725,000	7.500	04/15/26	630,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(a)(c)
	380,000	8.500	10/15/26	388,075
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(c)
	1,180,000	6.000	03/01/27	1,196,225
	1,603,000	6.000	12/31/30	1,538,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	945,000	5.375	02/01/27	966,262
Venture Global Calcasieu Pass LLC(a)(c)
	750,000	3.875	08/15/29	748,125
	730,000	3.875	11/01/33	722,700
	1,014,000	4.125	08/15/31	1,020,337
Western Midstream Operating LP(c)
	220,000	5.750	02/01/50	241,450

				30,633,328

Real Estate – 0.4%
ADLER Group SA(c)
EUR	500,000	2.250	01/14/29	439,982
Realogy Group LLC/Realogy Co-Issuer Corp.(a)(c)
	$1,500,000	5.250	04/15/30	1,436,250
WeWork Cos., Inc.(a)
	1,965,000	7.875	05/01/25	1,812,713
Zhenro Properties Group Ltd.(c)
	2,771,000	7.350	02/05/25	1,136,110

				4,825,055

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – 0.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(a)
	$460,000	4.500%		04/01/27	$ 433,136
CTR Partnership LP/CareTrust Capital Corp.(a)
	1,205,000	3.875		06/30/28	1,192,950
Diversified Healthcare Trust
	225,000	4.375		03/01/31	202,399
	1,000,000	9.750		06/15/25	1,059,509
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(a)
	808,000	3.750		12/15/27	777,619
Iron Mountain, Inc.(a)
	620,000	4.875		09/15/29	607,600
	435,000	5.250		03/15/28	441,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
	585,000	4.250		02/01/27	571,838
	130,000	5.250		10/01/25	130,650
New Residential Investment Corp.(a)
	1,170,000	6.250		10/15/25	1,156,838
Starwood Property Trust, Inc.(a)
	330,000	3.750		12/31/24	329,671
	645,000	4.375		01/15/27	642,569

					7,546,304

Retailing – 1.8%
1011778 BC ULC/New Red Finance, Inc.(a)(c)
	1,035,000	4.375		01/15/28	1,011,712
Asbury Automotive Group, Inc.(c)
	440,000	4.500		03/01/28	436,700
	1,267,000	4.625	(a)	11/15/29	1,247,995
BCPE Ulysses Intermediate, Inc.(a)(c)(h) (PIK 8.500%, Cash 7.750%)
	925,667	7.750		04/01/27	904,839
Canwel Building Material Co.(a)(c)
CAD	2,340,000	5.250		05/15/26	1,804,036
Constellation Automotive Financing PLC(c)
GBP	550,000	4.875		07/15/27	690,527
	830,000	4.875	(a)	07/15/27	1,042,068
Ferrellgas LP/Ferrellgas Finance Corp.(a)(c)
	$1,813,000	5.375		04/01/26	1,717,817
	676,000	5.875		04/01/29	621,920

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
	$695,000	4.750%		06/01/27	$ 705,425
L Brands, Inc.
	800,000	6.750		07/01/36	914,000
LBM Acquisition LLC(a)(c)
	1,417,000	6.250		01/15/29	1,346,150
LCM Investments Holdings II LLC(a)(c)
	385,000	4.875		05/01/29	372,488
Lithia Motors, Inc.(a)(c)
	385,000	3.875		06/01/29	378,263
Mobilux Finance SAS(a)(c)
EUR	400,000	4.250		07/15/28	439,148
Neiman Marcus Group Ltd.(k)(l)
	$605,000	8.000		10/15/21	208,951
Rite Aid Corp.
	125,000	6.875	(a)	12/15/28	103,906
	230,000	7.700		02/15/27	198,375
	611,000	8.000	(a)(c)	11/15/26	598,780
Shiba Bidco SpA(a)(c)
EUR	450,000	4.500		10/31/28	498,192
Sonic Automotive, Inc.(a)(c)
	$450,000	4.625		11/15/29	438,750
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(c)
	1,191,000	6.375		09/30/26	1,220,775
SRS Distribution, Inc.(a)(c)
	450,000	4.625		07/01/28	435,938
Stonegate Pub Co Financing 2019 PLC(c)
GBP	300,000	8.250	(a)	07/31/25	414,965
	1,709,000	8.250		07/31/25	2,364,697
The Gap, Inc.(a)(c)
	$1,220,000	3.625		10/01/29	1,136,125
The Michaels Cos., Inc.(a)(c)
	1,110,000	5.250		05/01/28	1,069,762
	1,191,000	7.875		05/01/29	1,086,787
White Cap Parent LLC(a)(c)(h)
	793,000	8.250		03/15/26	804,895
Yum! Brands, Inc.
	615,000	6.875		11/15/37	722,625

					24,936,611

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a)(c) – 0.2%
Castle US Holding Corp.
	$750,000	9.500%	02/15/28	$ 778,125
Clarivate Science Holdings Corp.
	362,000	4.875	07/01/29	344,805
Elastic NV
	460,000	4.125	07/15/29	430,100
Open Text Holdings, Inc.
	385,000	4.125	02/15/30	375,375
PTC, Inc.
	390,000	4.000	02/15/28	387,075
Veritas US, Inc./Veritas Bermuda Ltd.
	880,000	7.500	09/01/25	897,600

				3,213,080

Sovereign – 0.3%
1MDB Global Investments Ltd.
	600,000	4.400	03/09/23	598,860
CBB International Sukuk Programme Co(a)
	1,117,000	3.875	05/18/29	1,082,094
KSA Sukuk Ltd.(a)
	1,739,000	2.250	05/17/31	1,684,656
Malaysia Wakala Sukuk Bhd
	1,320,000	2.070	04/28/31	1,287,660

				4,653,270

Telecommunication Services – 1.5%
Altice France Holding SA(c)
EUR	514,000	8.000	05/15/27	602,342
Altice France SA(a)(c)
	$821,000	5.125	07/15/29	760,451
	1,200,000	5.500	10/15/29	1,143,000
CommScope, Inc.(a)(c)
	865,000	7.125	07/01/28	809,856
	2,675,000	8.250	03/01/27	2,608,125
Consolidated Communications, Inc.(a)(c)
	375,000	6.500	10/01/28	385,781
Iliad Holding SAS(a)(c)
	1,400,000	6.500	10/15/26	1,415,750
	1,545,000	7.000	10/15/28	1,558,519

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Iliad Holding SASU(a)(c)
EUR	450,000	5.625%	10/15/28	$ 512,373
Intelsat Luxembourg SA(c)(e)
	$255,000	8.125	06/01/23	1,275
SoftBank Group Corp.(c)
	1,828,000	4.000	07/06/26	1,727,460
	2,120,000	4.625	07/06/28	1,963,650
Telecom Italia Capital SA
	376,000	6.000	09/30/34	379,760
Telecom Italia Finance SA
EUR	579,000	7.750	01/24/33	846,161
Telecom Italia SpA(a)
	$1,745,000	5.303	05/30/24	1,797,350
Telesat Canada/Telesat LLC(a)(c)
	299,000	5.625	12/06/26	251,907
	120,000	6.500	10/15/27	73,800
Total Play Telecomunicaciones SA de CV(a)(c)
	1,662,000	6.375	09/20/28	1,549,815
	846,000	7.500	11/12/25	848,115
Trilogy International South Pacific LLC/TISP Finance, Inc.(a)(c)
	747,246	8.875	05/15/23	739,774
Viasat, Inc.(a)(c)
	381,000	6.500	07/15/28	377,190
Vodafone Group PLC(c)(i) (-1X 5 year EUR Swap + 3.227%)
EUR	680,000	3.000	08/27/80	741,028

				21,093,482

Telecommunications(a)(c) – 0.0%
Ciena Corp.
	$620,000	4.000	01/31/30	613,800

Transportation(a)(c) – 0.1%
Cargo Aircraft Management, Inc.
	445,000	4.750	02/01/28	447,225
Western Global Airlines LLC
	610,000	10.375	08/15/25	674,050

				1,121,275

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(c) – 0.2%
Fortress Transportation & Infrastructure Investors LLC
$1,641,000	5.500	05/01/28	$ 1,587,667
370,000	6.500%	10/01/25	379,250
835,000	9.750	08/01/27	916,413

			2,883,330

TOTAL CORPORATE OBLIGATIONS (Cost $505,406,747)			$496,625,588

Bank Loans(m) – 21.0%
Advertising(i) – 0.3%
Clear Channel Outdoor Holdings, Inc. (3M LIBOR + 3.500%)
$4,174,547	3.799%	08/21/26	$4,112,972

Aerospace & Defense – 0.2%
Dynasty Acquisition Co., Inc.(n)
650,350	0.000	04/06/26	635,652
349,650	0.000	04/06/26	341,748
TransDigm, Inc.(i)
(1M LIBOR + 2.250%)
242,491	2.355	08/22/24	240,243
(1M LIBOR + 2.250%)
490,000	2.355	12/09/25	484,581
WP CPP Holdings LLC(n)
500,000	0.000	04/30/25	488,250

			2,190,474

Airlines(i) – 0.6%
AAdvantage Loyalty IP Ltd. (3M LIBOR + 4.750%)
1,750,000	5.500	04/20/28	1,813,928
Air Canada (3M LIBOR + 3.500%)
500,000	4.250	08/11/28	501,040
Allegiant Travel Co. (3M LIBOR + 3.000%)
740,521	3.158	02/05/24	738,669
American Airlines, Inc. (1M LIBOR + 2.000%)
99,532	2.106	12/15/23	98,333
Kestrel Bidco, Inc. (6M LIBOR + 3.000%)
1,722,561	4.000	12/11/26	1,679,497
Mileage Plus Holdings LLC (3M LIBOR + 5.250%)
250,000	6.250	06/21/27	263,625
United Airlines, Inc. (3M LIBOR + 3.750%)
2,738,741	4.500	04/21/28	2,737,590

			7,832,682

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Apparel(i) – 0.2%
Birkenstock GmbH & Co. KG(6M LIBOR + 3.250%)
$1,119,687	3.750%	04/28/28	$ 1,116,887
Boardriders, Inc.(3M LIBOR + 8.000%)
522,979	7.500	04/23/24	512,520
CBI Buyer, Inc.(3M LIBOR + 3.250%)
495,312	3.750	01/06/28	486,852

			2,116,259

Automotive - Parts(i) – 0.1%
Adient US LLC (1M LIBOR + 3.500%)
497,500	3.355	04/10/28	497,192
Clarios Global LP (1M LIBOR + 3.250%)
482,544	3.355	04/30/26	479,769
DexKo Global, Inc.
(3M LIBOR + 3.750%)
210,000	4.250	10/04/28	209,563
(3M LIBOR + 3.750%)
33,726	4.250	10/04/28	33,656

			1,220,180

Beverages – 0.1%
Naked Juice LLC(n)
472,727	0.000	01/24/29	471,881
Triton Water Holdings, Inc(i) (3M LIBOR + 3.500%)
1,244,374	4.000	03/31/28	1,233,909

			1,705,790

Building Materials – 0.1%
Chamberlain Group, Inc.(n)
1,000,000	0.000	11/03/28	997,500
Ingersoll-Rand Services Co.(i) (1M LIBOR + 1.750%)
94,538	1.855	03/01/27	93,558

			1,091,058

Chemicals – 0.3%
Atotech B.V.(i) (1M LIBOR + 2.500%)
2,250,063	3.000	03/18/28	2,244,843
H.B. Fuller Co.(i) (1M LIBOR + 2.000%)
251,028	2.104	10/20/24	250,902
Lonza Group AG(n)
750,000	0.000	07/03/28	749,183
Messer Industries GmbH(i) (3M LIBOR + 2.500%)
237,199	2.724	03/02/26	235,365
Vantage Specialty Chemicals, Inc.(n)
500,000	0.000	10/28/24	490,875

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Chemicals – (continued)
WR Grace & Co-Conn(i) (3M LIBOR + 3.750%)
$250,000	4.250%	09/22/28	$ 250,000

			4,221,168

Commercial Services – 1.7%
Allied Universal Holdco LLC(n)
1,000,000	0.000	05/12/28	996,830
CHG Healthcare Services, Inc.(i) (3M LIBOR + 3.500%)
1,122,188	4.000	09/29/28	1,122,468
CoreLogic, Inc.(n)
500,000	0.000	06/02/28	496,875
500,000	0.000	06/04/29	501,250
EAB Global, Inc.(i) (3M LIBOR + 3.500%)
1,000,000	4.000	08/16/28	996,460
Fly Funding II S.a.r.l.(i) (3M LIBOR + 1.750%)
868,818	2.750	08/11/25	849,366
Garda World Security Corp.(i) (1M LIBOR + 4.250%)
500,000	4.360	10/30/26	500,730
HGIM Corp.(i) (3M LIBOR + 6.000%)
208,087	7.000	07/02/23	188,631
Prime Security Services Borrower LLC(i) (6M LIBOR + 2.750%)
3,236,251	3.500	09/23/26	3,225,021
Spin Holdco Inc.(i) (3M LIBOR + 4.000%)
996,250	4.750	03/04/28	995,343
Syniverse Holdings, Inc.(i) (3M LIBOR + 5.000%)
4,991,564	6.000	03/09/23	4,977,537
Team Health Holdings, Inc.(i) (1M LIBOR + 2.750%)
3,903,755	3.750	02/06/24	3,761,268
The Hertz Corp.(i)
(1M LIBOR + 3.250%)
1,324,405	3.750	06/30/28	1,323,584
(1M LIBOR + 3.250%)
250,753	3.750	06/30/28	250,598
Travelport Finance (Luxembourg) S.a.r.l.(i) (3M LIBOR + 7.250%)
1,445,034	7.250	02/28/25	1,481,492
Verscend Holding Corp.(i) (1M LIBOR + 4.000%)
1,243,123	4.105	08/27/25	1,241,880

			22,909,333

Computers – 0.5%
Ahead Data Blue LLC(i) (3M LIBOR + 3.750%)
755,517	4.500	10/18/27	753,749

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m)– (continued)
iQor US Inc.(i)
(1M LIBOR + 7.500%)
$60,286	8.500%		11/19/24	$ 60,919
(1M LIBOR + 7.500%)
166,583	8.500		11/19/25	148,884
Magenta Buyer LLC(i) (3M LIBOR + 5.000%)
1,246,875	5.750		07/27/28	1,242,511
McAfee LLC(i) (1M LIBOR + 3.750%)
1,267,095	3.859		09/30/24	1,265,650
NCR Corp.(i) (3M LIBOR + 2.500%)
875,294	2.800		08/28/26	865,692
Peraton Corp.
250,000	0.000	(n)	02/01/29	254,765
(1M LIBOR + 3.750%)
897,000	4.500	(i)	02/01/28	895,502
Perforce Software, Inc.(i) (1M LIBOR + 3.750%)
245,000	3.855		07/01/26	243,101
Tempo Acquisition LLC(i) (1M LIBOR + 2.750%)
82,738	2.855		05/01/24	82,635
Virtusa Corp.(i) (1M LIBOR + 3.750%)
743,747	4.500		02/11/28	744,676
Vision Solutions, Inc.(i) (3M LIBOR + 4.000%)
$997,500	4.750		04/24/28	993,450

				7,551,534

Cosmetics & Personal Care(i) – 0.2%
Coty, Inc. (1M LIBOR + 2.250%)
73,035	2.354		04/07/25	71,848
Journey Personal Care Corp. (3M LIBOR + 4.250%)
1,119,687	5.000		03/01/28	1,109,890
Revlon Consumer Products Corp.(k) (3M LIBOR + 3.500%)
2,725,200	4.250		09/07/23	1,531,235

				2,712,973

Distribution & Wholesale(i) – 0.1%
Core & Main LP (1M LIBOR + 2.500%)
994,377	2.608		07/27/28	988,162

Diversified Financial Services – 0.1%
Apex Group Treasury LLC(n)
750,000	0.000		07/27/28	750,705
Astra Acquisition Corp.(i) (1M LIBOR + 5.250%)
1,000,000	5.750		10/25/28	986,250
Delos Finance S.a.r.l.(i) (3M LIBOR + 1.750%)
130,000	1.974		10/06/23	129,765

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Diversified Financial Services – (continued)
Ditech Holding Corp.(i) (1M LIBOR + 6.000%)
$234,152	0.000%		06/30/22	$ 46,245

				1,912,965

Diversified Manufacturing(n) – 0.0%
AI Aqua Merger Sub, Inc.
152,778	0.000		07/31/28	152,950

Electrical(n) – 0.0%
Pacific Gas & Electric Co.
500,000	0.000		06/23/25	490,000

Electronics(i) – 0.1%
Ingram Micro, Inc. (3M LIBOR + 3.500%)
1,244,373	4.000		06/30/28	1,241,785
TTM Technologies, Inc. (1M LIBOR + 2.500%)
125,912	2.602		09/28/24	125,702

				1,367,487

Engineering & Construction – 0.1%
Artera Services LLC(n)
250,000	0.000		03/06/25	244,500
Brown Group Holding LLC(i) (3M LIBOR + 2.500%)
247,332	3.000		06/07/28	245,838
KKR Apple Bidco LLC(i) (1M LIBOR + 3.000%)
500,000	3.500		09/23/28	498,470
USIC Holdings, Inc.(n)
500,000	0.000		05/12/28	498,305
500,000	0.000		05/14/29	502,750

				1,989,863

Entertainment – 1.1%
AMC Entertainment Holdings, Inc.(i) (1M LIBOR + 3.000%)
947,860	3.104		04/22/26	841,956
Crown Finance US, Inc.
225,000	0.000	(n)	09/30/26	166,660
(6M LIBOR + 2.500%)
1,286,465	3.500	(i)	02/28/25	973,468
Delta 2 (LUX) S.a.r.l.(i) (1M LIBOR + 2.500%)
2,715,000	3.500		02/01/24	2,702,565
East Valley Tourist Development Authority(i) (3M LIBOR + 7.500%)
1,226,546	8.500		03/07/22	1,223,479
Everi Holdings, Inc.(i) (1M LIBOR + 2.500%)
1,246,875	3.000		08/03/28	1,243,371

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Entertainment – (continued)
Metro-Goldwyn-Mayer, Inc.(i) (1M LIBOR + 2.500%)
$471,284	2.610%	07/03/25	$ 469,715
NASCAR Holdings, Inc(i) (1M LIBOR + 2.500%)
916,534	2.605	10/19/26	913,445
Scientific Games International, Inc.(i) (1M LIBOR + 2.750%)
1,130,042	2.855	08/14/24	1,126,302
SeaWorld Parks & Entertainment, Inc.(i) (1M LIBOR + 3.000%)
498,750	3.500	08/25/28	498,037
The Stars Group Holdings B.V.(i) (3M LIBOR + 2.250%)
1,838,548	2.382	07/21/26	1,832,720
Twin River Worldwide Holdings, Inc.(i) (6M LIBOR + 3.250%)
2,125,000	3.750	10/02/28	2,122,046
William Morris Endeavor Entertainment LLC(i) (1M LIBOR + 2.750%)
863,350	2.860	05/18/25	847,041

			14,960,805

Environmental(n) – 0.0%
Madison IAQ LLC
150,000	0.000	06/21/28	149,345

Food & Beverage(i) – 0.0%
8th Avenue Food & Provisions, Inc.(l) (1M LIBOR + 3.750%)
235,000	3.855	10/01/25	220,900
UTZ Quality Foods, LLC (1M LIBOR + 3.000%)
9,073	3.105	01/20/28	9,042

			229,942

Gaming(i) – 0.7%
Boyd Gaming Corp. (1M LIBOR + 2.250%)
185,525	2.354	09/15/23	185,399
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
3,091,387	2.855	12/23/24	3,073,024
Golden Nugget, Inc. (2M LIBOR + 2.500%)
5,967,704	3.250	10/04/23	5,983,876
Station Casinos LLC (1M LIBOR + 2.250%)
96,352	2.500	02/08/27	95,487

			9,337,786

Hand/Machine Tools(i) – 0.1%
Alliance Laundry Systems LLC (3M LIBOR + 3.500%)
1,228,649	4.250	10/08/27	1,228,649

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Hand/Machine Tools(i) – (continued)
Apex Tool Group LLC (1M LIBOR + 5.500%)
$870,319	6.750%	08/01/24	$ 868,326

			2,096,975

Health Care - Services(i) – 0.0%
ICON Luxembourg S.a.r.l.
(3M LIBOR + 2.250%)
543,130	2.750	07/03/28	541,637
(3M LIBOR + 2.250%)
135,321	2.750	07/03/28	134,949

			676,586

Healthcare Providers & Services – 2.7%
ADMI Corp.(i) (1M LIBOR + 3.375%)
246,250	3.875	12/23/27	244,364
AHP Health Partners, Inc.(i) (1M LIBOR + 3.500%)
498,750	4.000	08/04/28	499,219
BW NHHC Holdco, Inc.(i) (3M LIBOR + 5.000%)
427,618	5.160	05/15/25	359,793
Carestream Dental Equiment, Inc(i)(l) (3M LIBOR + 3.250%)
335,125	4.250	09/01/24	330,936
Carestream Health, Inc.(i) (3M LIBOR + 6.750%)
1,307,699	7.750	05/08/23	1,308,248
Da Vinci Purchaser Corp.(n)
500,000	0.000	01/08/27	500,000
DaVita, Inc.(i) (1M LIBOR + 1.750%)
93,051	1.855	08/12/26	92,299
Envision Healthcare Corp.(i) (1M LIBOR + 3.750%)
5,036,192	3.855	10/10/25	3,890,005
Global Medical Response, Inc.(i) (3M LIBOR + 4.250%)
1,364,055	5.250	10/02/25	1,363,210
Heartland Dental LLC(n)
750,000	0.000	04/30/25	744,690
Lifescan Global Corp.(i) (3M LIBOR + 6.000%)
3,965,462	6.214	10/01/24	3,930,764
MED ParentCo. LP(i) (1M LIBOR + 4.250%)
245,679	4.355	08/31/26	245,180
Medline Borrower, LP(i) (1M LIBOR + 3.250%)
5,855,000	3.750	10/23/28	5,828,477
Onex TSG Intermediate Corp.(i) (3M LIBOR + 4.750%)
497,500	5.500	02/28/28	498,744
Parexel International Corp.(i) (1M LIBOR + 3.500%)
3,993,000	4.000	11/15/28	3,991,123

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Healthcare Providers & Services – (continued)
Phoenix Guarantor, Inc.(i)
(1M LIBOR + 3.250%)
$343,000	3.355%	03/05/26	$ 340,784
(1M LIBOR + 3.500%)
1,237,823	3.604	03/05/26	1,232,761
Quorum Health Corp.(i) (3M LIBOR + 7.000%)
61,892	8.000	04/29/25	59,159
RegionalCare Hospital Partners Holdings, Inc.(i) (1M LIBOR + 3.750%)
6,384,556	3.855	11/16/25	6,364,061
Select Medical Corp.(i) (1M LIBOR + 2.250%)
854,077	2.360	03/06/25	848,209
Surgery Center Holdings, Inc.(i) (1M LIBOR + 3.750%)
3,234,755	4.500	08/31/26	3,228,901
Viant Medical Holdings, Inc.(i) (1M LIBOR + 3.750%)
850,375	3.855	07/02/25	807,856
Vyaire Medical, Inc.(i) (3M LIBOR + 4.750%)
579,831	5.750	04/16/25	447,195

			37,155,978

Home Furnishings(i) – 0.2%
AI Aqua Merger Sub, Inc. (1M LIBOR + 4.000%)
1,222,222	4.500	07/31/28	1,223,603
Herman Miller, Inc (1 Week LIBOR + 2.000%)
747,500	2.125	07/19/28	744,697
Weber-Stephen Products LLC (1M LIBOR + 3.250%)
561,570	4.000	10/30/27	561,570

			2,529,870

Household Products – 0.1%
Illuminate Merger Sub Corp.(n)
750,000	0.000	07/21/28	744,105
Kronos Acquisition Holdings, Inc.(i) (3M LIBOR + 3.750%)
256	4.250	12/22/26	247

			744,352

Housewares(n) – 0.0%
Springs Windows Fashions LLC
500,000	0.000	10/06/28	496,720

Insurance – 0.8%
Acrisure LLC(i) (3M LIBOR + 3.500%)
491,250	3.724	02/15/27	484,702
Acrisure, LLC(n)
250,000	0.000	02/15/27	249,895

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Insurance – (continued)
Alliant Holdings Intermediate LLC
$1,500,000	0.000	%(n)	11/06/27	$1,497,195
(1M LIBOR + 3.250%)
982,550	3.355	(i)	05/09/25	972,951
Asurion LLC(i)
(1M LIBOR + 3.125%)
169,343	3.230		11/03/23	168,844
(1M LIBOR + 3.250%)
248,125	3.355		07/31/27	246,388
(1M LIBOR + 5.250%)
1,051,000	5.355		01/20/29	1,051,662
Broadstreet Partners, Inc.(i)
(1M LIBOR + 3.000%)
747,462	3.105		01/27/27	738,433
(1M LIBOR + 3.250%)
2,495,000	3.750		01/27/27	2,476,287
Hub International Ltd.(n)
2,488,000	0.000		04/25/25	2,482,203
OneDigital Borrower LLC(n)
500,000	0.000		11/16/27	499,375
USI, Inc.(i)
(3M LIBOR + 3.000%)
489,770	3.224		05/16/24	486,709
(3M LIBOR + 3.250%)
247,479	3.474		12/02/26	246,152

				11,600,796

Internet – 0.4%
Cablevision Lightpath LLC(i) (1M LIBOR + 3.250%)
613,133	3.750		11/30/27	610,987
CNT Holdings I Corp(n)
500,000	0.000		11/06/28	501,875
CNT Holdings I Corp.(i) (3M LIBOR + 3.500%)
874,686	4.250		11/08/27	874,144
Eagle Broadband Investments LLC(i) (3M LIBOR + 3.000%)
864,703	3.750		11/12/27	861,676
Hunter Holdco 3 Ltd.(n)
500,000	0.000		08/19/28	499,375
MH Sub I LLC(n)
500,000	0.000		09/13/24	497,190
Proofpoint, Inc.(i) (3M LIBOR + 3.250%)
965,000	3.750		08/31/28	959,634
PUG LLC(n)
500,000	0.000		02/12/27	495,415

				5,300,296

Leisure Time – 0.6%
Alterra Mountain Co.(i) (1M LIBOR + 2.750%)
708,900	2.855		07/31/24	705,001

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Leisure Time – (continued)
Carnival Corp.(i)
(3M LIBOR + 3.000%)
$895,861	3.750%	06/30/25	$885,944
(6M LIBOR + 3.250%)
1,625,000	4.000	10/18/28	1,608,750
ClubCorp Holdings, Inc.(i) (3M LIBOR + 2.750%)
2,934,098	2.970	09/18/24	2,813,066
Equinox Holdings, Inc.(i) (3M LIBOR + 3.000%)
2,251,210	4.000	03/08/24	2,136,398
Hayward Industries, Inc.(n)
247,500	0.000	05/30/28	246,483
Life Time Fitness, Inc.(i)(3M LIBOR + 4.750%)
482,868	5.750	12/16/24	486,315

			8,881,957

Lodging – 0.5%
Fertitta Entertainment LLC(n)
5,965,926	0.000	01/27/29	5,983,346
Hilton Grand Vacations Borrower LLC(i) (1M LIBOR + 3.000%)
498,750	3.500	08/02/28	497,608
Playa Resorts Holding B.V.(n)
500,000	0.000	04/29/24	490,965

			6,971,919

Machinery - Construction & Mining(i) – 0.0%
Vertiv Group Corp. (1M LIBOR + 2.750%)
249,370	2.852	03/02/27	247,984

Machinery-Diversified – 0.2%
Ali Group S.R.L.(n)
500,000	0.000	10/13/28	496,770
Engineered Machinery Holdings, Inc.(n)
500,000	0.000	05/19/28	500,535
Pro Mach Group, Inc.(n)
888,268	0.000	08/31/28	890,240
22,346	0.000	08/31/28	22,396
Star US Bidco LLC(n)
500,000	0.000	03/17/27	499,690
Vertical US Newco, Inc.(i) (6M LIBOR + 3.500%)
628,844	4.000	07/30/27	628,844

			3,038,475

Media – 1.4%
Cengage Learning, Inc.(i) (3M LIBOR + 4.750%)
2,105,904	5.750	07/14/26	2,117,165

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Media – (continued)
CSC Holdings LLC(i)
(1M LIBOR + 2.250%)
$996,980	2.356%	07/17/25	$ 981,058
(1M LIBOR + 2.250%)
177,259	2.356	01/15/26	174,378
Diamond Sports Group LLC(i) (1M LIBOR + 3.250%)
2,684,934	3.360	08/24/26	1,088,526
DirecTV Financing LLC(i) (3M LIBOR + 5.000%)
2,511,198	5.750	08/02/27	2,512,780
Houghton Mifflin Harcourt Publishing Co.(i) (1M LIBOR + 6.250%)
16,058	7.250	11/22/24	16,018
iHeartCommunications, Inc.(i) (1M LIBOR + 3.000%)
3,075,431	3.105	05/01/26	3,057,870
LCPR Loan Financing LLC(i) (3M LIBOR + 3.750%)
954,208	3.856	10/16/28	954,809
Nexstar Broadcasting, Inc.(i) (1M LIBOR + 2.250%)
324,181	2.355	01/17/24	323,319
Nielsen Finance LLC(i) (1M LIBOR + 2.000%)
468,589	2.104	10/04/23	468,265
Radiate Holdco LLC(n)
3,000,000	0.000	09/25/26	2,992,800
Sinclair Television Group, Inc.(i)
(1M LIBOR + 2.250%)
525,911	2.360	01/03/24	516,050
(1M LIBOR + 2.500%)
16,100	2.610	09/30/26	15,637
The McClatchy Co.(i)(l) (1M LIBOR + 10.000%)
585,945	10.000	07/15/26	578,621
Univision Communications, Inc.(i) (1M LIBOR + 2.750%)
179,320	3.750	03/15/24	179,064
Ziggo Financing Partnership B.V.(i) (1M LIBOR + 2.500%)
2,740,000	2.606	04/30/28	2,704,462

			18,680,822

Metal Fabricate & Hardware(i) – 0.0%
Advanced Drainage Systems, Inc. (1M LIBOR + 2.250%)
77,545	2.375	07/31/26	77,836
Grinding Media, Inc. (3M LIBOR + 4.000%)
249,375	4.750	10/12/28	249,220

			327,056

Mining(i)(l) – 0.1%
Arctic Canadian Diamond Co.Ltd
(3M LIBOR + 12.500%)
649,553	12.500	12/31/27	649,553

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Mining(i)(l) – (continued)
Arctic Canadian Diamond Co.Ltd – (continued)
(3M LIBOR + 5.000%)
$66,286	6.000%	12/31/24	$ 65,987

			715,540

Miscellaneous Manufacturing – 0.1%
Gates Global LLC(i) (1M LIBOR + 2.500%)
241,870	3.250	03/31/27	241,055
LTI Holdings, Inc.(n)
500,000	0.000	09/06/25	494,305

			735,360

Oil & Gas Services(i) – 0.3%
Citgo Petroleum Corp. (1M LIBOR + 6.250%)
394,735	7.250	03/28/24	394,242
Delek US Holdings, Inc. (1M LIBOR + 2.250%)
486,168	2.355	03/31/25	474,358
Gulf Finance LLC (1M LIBOR + 6.750%)
1,954,390	7.750	08/25/26	1,823,075
QuarterNorth Energy Holding Inc. (3M LIBOR + 8.000%)
1,002,843	9.000	08/27/26	1,000,336

			3,692,011

Packaging – 0.5%
BWAY Holding Co.(n)
750,000	0.000	04/03/24	742,380
Charter NEX US, Inc.(n)
750,000	0.000	12/01/27	750,585
Graham Packaging Co., Inc.(n)
1,000,000	0.000	08/04/27	996,250
Klockner-Pentaplast of America, Inc.(i) (6M LIBOR + 4.750%)
1,281,831	5.250	02/12/26	1,273,819
LABL, Inc.(n)
750,000	0.000	10/29/28	753,983
Pregis TopCo Corp.(n)
500,000	0.000	07/31/26	498,750
Pretium PKG Holdings, Inc.(n)
500,000	0.000	10/02/28	499,585
Proampac PG Borrower LLC(i) (3M LIBOR + 3.750%)
1,000,000	4.500	11/03/25	1,000,250

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Packaging – (continued)
TricorBraun Holdings, Inc.(i) (1M LIBOR + 3.250%)
$737,805	3.750%	03/03/28	$ 732,618

			7,248,220

Pharmaceuticals – 1.5%
Amneal Pharmaceuticals LLC(i) (1M LIBOR + 3.500%)
243,606	3.625	05/04/25	241,068
Bausch Health Cos., Inc.(i) (1M LIBOR + 2.750%)
2,011,437	2.855	11/27/25	2,007,314
(1M LIBOR + 3.000%)
2,338,487	3.105	06/02/25	2,319,008
Change Healthcare Holdings LLC(i) (1M LIBOR + 2.500%)
491,994	3.500	03/01/24	491,379
Embecta Corp.(n)
500,000	0.000	01/27/29	499,690
Endo Finance Co.(Luxembourg) I S.a.r.l.(i) (3M LIBOR + 5.000%)
1,373,609	5.750	03/27/28	1,335,450
Gainwell Acquisition Corp.(i) (3M LIBOR + 4.000%)
2,115,926	4.750	10/01/27	2,116,582
Grifols Worldwide Operations USA, Inc.(i) (1M LIBOR + 2.000%)
448,754	2.104	11/15/27	442,979
Jazz Financing Lux S.a.r.l.(i) (1M LIBOR + 3.500%)
2,115,934	4.000	05/05/28	2,115,680
Mallinckrodt International Finance S.A.(i) (3M LIBOR + 5.500%)
2,175,224	6.250	02/24/25	2,032,486
(6M LIBOR + 5.250%)
956,680	6.000	09/24/24	893,300
Midwest Veterinary Partners LLC(n)
500,000	0.000	04/27/28	498,750
Organon & Co.(i)(3M LIBOR + 3.000%)
1,496,614	3.500	06/02/28	1,493,995
Packaging Coordinators Midco, Inc.(n)
1,000,000	0.000	11/30/27	998,960
Pathway Vet Alliance LLC(n)
1,000,000	0.000	03/31/27	997,680
Pearl Intermediate Parent LLC(i) (1M LIBOR + 6.250%)
500,000	6.355	02/13/26	500,315
PetVet Care Centers LLC(i) (1M LIBOR + 3.500%)
500,000	4.250	02/14/25	499,375
Southern Veterinary Partners LLC(n)
750,000	0.000	10/05/27	750,937
Sunshine Luxembourg VII S.a.r.l.(n)
1,000,000	0.000	10/01/26	998,630

			21,233,578

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(m) – (continued)
Pipelines – 0.3%
Brazos Delaware II LLC(n)
$250,000	0.000%	05/21/25	$ 246,062
Epic Y-Grade Services LP(i) (3M LIBOR + 6.000%)
2,216,470	7.000	06/30/27	1,860,727
Freeport LNG Investments, LLLP(n)
1,000,000	0.000	12/21/28	996,250
Lucid Energy Group II Borrower LLC(i) (3M LIBOR + 4.250%)
250,000	5.000	11/24/28	249,510
Traverse Midstream Partners LLC(i) (3M LIBOR + 4.250%)
1,420,191	5.250	09/27/24	1,416,641

			4,769,190

Regional (state/provnc)(i) – 0.1%
Mashantucket (Western) Pequot Tribe (3M LIBOR + 7.125%)
1,090,201	8.375	02/16/22	1,063,851

Retailing – 0.9%
1011778 B.C. Unlimited Liability Co.(i) (1M LIBOR + 1.750%)
805,229	1.855	11/19/26	792,772
Academy Ltd.(i) (1M LIBOR + 3.750%)
1,241,248	4.500	11/05/27	1,241,770
Belk, Inc.(i) (3M LIBOR + 13.000%)
517,499	13.000	07/31/25	374,540
(3M LIBOR + 7.500%)
112,852	8.500	07/31/25	112,288
EG Group Ltd.(i) (3M LIBOR + 4.000%)
392,857	4.224	02/07/25	391,474
Great Outdoors Group LLC(n)
1,000,000	0.000	03/06/28	998,960
Medical Solutions Holdings, Inc.(i) (3M LIBOR + 3.500%)
840,000	4.000	11/01/28	838,295
Park River Holdings, Inc.(i) (3M LIBOR + 3.250%)
1,115,307	4.000	12/28/27	1,108,682
PetSmart, Inc.(i) (3M LIBOR + 3.750%)
3,086,490	4.500	02/11/28	3,079,730
Restoration Hardware, Inc.(i) (3M LIBOR + 2.500%)
747,500	3.000	10/20/28	744,697
Serta Simmons Bedding LLC(i) (1M LIBOR + 7.500%)
649,588	8.500	08/10/23	618,797

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Retailing – (continued)
SRS Distribution, Inc.(n)
$997,494	0.000%		06/02/28	$ 995,967
Staples, Inc.(i) (3M LIBOR + 5.000%)
744,275	5.132		04/16/26	709,391
				12,007,363

Semiconductors(i) – 0.2%
Bright Bidco B.V. (6M LIBOR + 3.500%)
2,626,277	4.500		06/30/24	2,013,619
MACOM Technology Solutions Holdings, Inc. (1M LIBOR + 2.250%)
89,956	2.355		05/17/24	89,570
				2,103,189

Software – 2.3%
Applied Systems, Inc.(n)
750,000	0.000		09/19/25	753,398
Apttus Corp.(i) (3M LIBOR + 4.250%)
536,205	5.000		05/08/28	536,651
Athenahealth, Inc.(n)
641,304	0.000		01/26/29	639,701
Banff Merger Sub, Inc.(i) (3M LIBOR + 3.750%)
740,697	3.974		10/02/25	737,704
Camelot U.S. Acquisition 1 Co.(i) (1M LIBOR + 3.000%)
745,557	3.105		10/30/26	742,761
CCC Intelligent Solutions, Inc.(i) (3M LIBOR + 2.500%)
375,000	3.000		09/21/28	373,241
Ceridian HCM Holding, Inc.(i) (1M LIBOR + 2.500%)
1,723,667	2.605		04/30/25	1,699,604
Dynatrace LLC(i) (1M LIBOR + 2.250%)
215,783	2.355		08/22/25	215,244
Epicor Software Corp.
750,000	0.000	(n)	07/31/28	764,535
(1M LIBOR + 3.250%)
3,100,234	4.000	(i)	07/30/27	3,091,088
Finastra USA, Inc.(i) (3M LIBOR + 3.500%)
3,600,589	4.500		06/13/24	3,586,763
Greeneden U.S. Holdings II LLC(i) (1M LIBOR + 4.000%)
495,000	4.750		12/01/27	494,693
Greenway Health LLC(i) (3M LIBOR + 3.750%)
123,785	4.750		02/16/24	117,234
Informatica LLC(i) (1M LIBOR + 2.750%)
1,250,000	2.875		10/27/28	1,243,750

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Software – (continued)
Pitney Bowes Inc. (1M LIBOR + 4.000%)
$1,589,247	4.110%		03/17/28	$ 1,588,754
Polaris Newco LLC(i) (3M LIBOR + 4.000%)
1,246,875	4.500%		06/02/28	1,245,878
Project Ruby Ultimate Parent Corp.(n)
1,000,000	0.000		03/03/28	996,720
Rackspace Technology Global, Inc.(i) (3M LIBOR + 2.750%)
2,518,987	3.500		02/15/28	2,492,739
RealPage, Inc
750,000	0.000	(n)	04/23/29	757,875
(1M LIBOR + 3.250%)
249,375	3.750	(i)	04/24/28	247,998
Riverbed Technology, Inc.(n)
1,211,228	0.000		12/08/26	1,178,525
Seattle SpinCo, Inc.(i) (1M LIBOR + 2.750%)
1,712,323	2.855		06/21/24	1,689,858
Sophia, L.P.(i) (3M LIBOR + 3.500%)
1,237,523	4.000		10/07/27	1,236,360
Sovos Compliance LLC(n)
852,740	0.000		08/11/28	856,117
The Dun & Bradstreet Corp.(i) (1M LIBOR + 3.250%)
741,870	3.358		02/06/26	738,562
The Ultimate Software Group, Inc.
500,000	0.000	(n)	05/03/27	503,540
(3M LIBOR + 3.250%)
2,616,234	3.750	(i)	05/04/26	2,607,601
Tibco Software, Inc.(i) (1M LIBOR + 3.750%)
357,798	3.860		06/30/26	357,082
Zelis Healthcare Corp.(i) (1M LIBOR + 3.500%)
498,741	3.602		09/30/26	496,506

				31,990,482

Telecommunication Services – 1.2%
Altice France SA(i)
(2M LIBOR + 4.000%)
969,610	4.106		08/14/26	965,170
(3M LIBOR + 3.688%)
1,238,038	3.927		01/31/26	1,229,372
Avaya, Inc.(i)
(1M LIBOR + 4.000%)
2,375,000	4.106		12/15/27	2,373,147
(1M LIBOR + 4.250%)
1,250,000	4.356		12/15/27	1,253,125
CommScope, Inc.(i) (1M LIBOR + 3.250%)
79,476	3.355		04/06/26	78,019
Delta TopCo, Inc.(i) (3M LIBOR + 3.750%)
496,250	4.500		12/01/27	495,838

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(m) – (continued)
Frontier Communications Corp.(i) (3M LIBOR + 3.750%)
$992,500	4.500%		05/01/28	$ 989,771
GOGO Intermediate Holdings LLC(i) (3M LIBOR + 3.750%)
1,244,373	4.500		04/30/28	1,243,079
Intelsat Jackson Holdings S.A.(i) (1M PRIME + 4.750%)
25,052	8.000		11/27/23	24,972
Intelsat Jackson Holdings SA(i) (1M LIBOR + 8.000%)
500,000	8.625		01/02/24	498,335
Maxar Technologies Ltd.(i) (1M LIBOR + 2.750%)
2,250,737	2.860		10/04/24	2,228,545
MetroNet Systems Holdings, LLC(i) (1M LIBOR + 3.750%)
497,503	4.500		05/26/28	495,513
MLN US Holding Co. LLC(i) (1M LIBOR + 4.500%)
701,051	4.602		11/30/25	686,084
Plantronics, Inc.(i) (1M LIBOR + 2.500%)
455,522	2.605		07/02/25	446,917
West Corp.(i)
(3M LIBOR + 3.500%)
92,896	4.500		10/10/24	86,161
(3M LIBOR + 4.000%)
2,621,278	5.000		10/10/24	2,451,157
Xplornet Communications, Inc.(n)
500,000	0.000		10/02/28	498,830
250,000	0.000	(l)	10/01/29	250,625

				16,294,660

TOTAL BANK LOANS (Cost $292,397,868)				$ 289,846,958

Shares	Description	Value

Common Stocks – 0.6%
Automobiles(e)(k) – 0.0%
65,182	Monitronics International, Inc.	$ 162,955

Chemicals(e) – 0.1%
42,218	Hexion Holdings Corp. Class B	1,203,213

Commercial Services & Supplies(e) – 0.0%
10,879	Cenveo, Inc.	78,873

Diversified Consumer Services – 0.0%
7,679	Premier Brands Group Holdings LLC	5,529

Diversified Financial Services – 0.0%
20,510	Avation Capital SA	—
5,500	Copper Earnout Trust(k)	61,875
1,681	Voyager Aviation Holdings LLC(l) (Diversified Financial Services)	180,125

		242,000

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services(e) – 0.0%
10,947	Noble Corp. (Energy Equipment & Services)	$ 270,282
17,981	Parker Drilling Co.	71,924
6,713	Valaris Ltd.	278,522

		620,728

IT Services – 0.0%
10,686	Riverbed Technology, Inc.	180,593

Media(e) – 0.0%
33,365	Clear Channel Outdoor Holdings, Inc.	102,097
3,675	Cumulus Media, Inc. Class A	37,669

		139,766

Metals & Mining(l) – 0.0%
627	Arctic Canadian Diamond Co.Ltd	—

Multiline Retail – 0.0%
68	Belk, Inc.	975

Oil, Gas & Consumable Fuels – 0.2%
304	California Resources Corp.	12,956
123	Chesapeake Energy Corp.(e)	8,385
12,847	Civitas Resources, Inc.	700,161
18,456	Fieldwood Equity	1,879,430
2,295	Valaris Ltd.	95,220

		2,696,152

Professional Services(e) – 0.0%
17,299	Skillsoft Corp.	128,358

Real Estate – 0.1%
41,250	Copper Property CTL Pass Through Trust	644,531

Specialty Retail(l) – 0.1%
7,504	Guitar Center, Inc.	1,320,441

Wireless Telecommunication Services – 0.1%
5,606	iQor US Inc.	42,045
44,231	Windstream Corp.(l) (Wireless Telecommunication Services)	786,282

		828,327

TOTAL COMMON STOCKS (Cost $7,907,443)		$ 8,252,441

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 1.6%
Collateralized Mortgage Obligations(o) – 0.6%
Interest Only – 0.6%
GNMA REMIC Series 2020-104, Class HI
$6,414,887	3.000%	07/20/50	$ 778,587
GNMA REMIC Series 2020-123, Class IN
6,978,176	2.500	08/20/50	823,185
GNMA REMIC Series 2020-133, Class GI
3,571,962	2.500	09/20/50	430,593
GNMA REMIC Series 2020-167, Class BI
3,710,537	2.500	11/20/50	428,810
GNMA REMIC Series 2020-176, Class NI
4,722,414	2.500	11/20/50	486,816
GNMA REMIC Series 2020-51, Class IO
10,926,039	3.000	04/20/50	1,424,749
GNMA REMIC Series 2020-62, Class MI
1,411,794	3.000	05/20/50	147,800
GNMA REMIC Series 2020-65, Class ES(i) (-1X 1M USD LIBOR + 6.050%)
4,548,386	5.946	05/20/50	825,222
GNMA REMIC Series 2020-78, Class AS(i) (-1x1M USD LIBOR + 6.150%)
6,128,551	6.046	06/20/50	1,130,131
GNMA REMIC Series 2020-78, Class SQ(i) (-1x1M USD LIBOR + 6.150%)
1,488,170	6.046	06/20/50	271,887
GNMA REMIC Series 2021-155, Class IE
985,420	3.000	09/20/51	130,887
GNMA REMIC Series 2021-158, Class IQ
977,545	2.500	09/20/51	122,118
GNMA REMIC Series 2021-30, Class DI
11,771,747	2.500	02/20/51	1,419,395

			$ 8,420,180

Commercial Mortgage-Backed Securities(a)(i) – 1.0%
Regular Floater – 0.5%
Credit Suisse Mortgage Trust Series 2021- BPNY, Class A (1M USD LIBOR + 3.714%)
$1,000,000	3.821%	08/15/23	$ 1,006,130
CSMC 4SZN Series 2021 CSMC, Class A(SOFR30A + 3.967%)
2,000,000	4.067	11/15/23	1,993,421
CSMC TMIC Series 2020 TMIC Class A (1M USD LIBOR + 3.000%)
1,000,000	3.250	12/15/35	1,002,816

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a)(i) – (continued)
Regular Floater – (continued)
CSMC TMIC Series 2020 TMIC Class B (1M USD LIBOR + 5.000%)
$350,000	5.250%	12/15/35	$ 355,716
VMC Finance Series 2021-HT1, Class B (1M USD LIBOR + 4.500%)
2,500,000	4.603	01/18/37	2,499,223

			6,857,306

Sequential Fixed Rate – 0.4%
Credit Suisse Mortgage Trust 04/23 1 (1M USD LIBOR + 3.969%)
2,783,612	4.076	04/15/23	2,770,133
Credit Suisse Mortgage Trust 05/23 1 (1M USD LIBOR + 3.459%)
2,379,000	3.709	05/15/23	2,370,813

			5,140,946

Sequential Floating Rate – 0.1%
CSMC Trust Series 2020-LOTS, Class A (1M USD LIBOR + 3.975%)
2,044,860	4.725	07/15/22	2,041,582

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 14,039,834

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $22,048,314)			$ 22,460,014

Asset-Backed Securities(a) – 1.3%
Collateralized Loan Obligations(i) – 0.7%
Bain Capital Credit CLO Series 2021-3A, Class E (3M USD LIBOR + 6.500%)
$500,000	6.759%	07/24/34	$ 495,581
BlueMountain CLO XXXI Ltd. Series 2021-31A, Class E (3M USD LIBOR + 6.530%)
1,000,000	6.778	04/19/34	990,642
Carlyle U.S. CLO Ltd. Series 2020-1A, Class DR (3M USD LIBOR + 6.250%)
500,000	6.504	07/20/34	494,838
ICG US CLO Ltd. Series 2020-1A, Class DR (3M USD LIBOR + 3.600%)
1,000,000	3.719	01/20/35	1,000,341
Octagon Investment Partners 48 Ltd. Series 2020-3A, Class DR (3M USD LIBOR + 3.100%)
1,400,000	3.227	10/20/34	1,392,374
OHA Credit Funding 9 Ltd. Series 2021-9A, Class D (3M USD LIBOR + 2.950%)
1,500,000	3.198	07/19/35	1,483,975
Sound Point Clo XXX Ltd. Series 2021-2A, Class D (3M USD LIBOR + 3.350%)
1,000,000	3.608	07/25/34	1,000,139

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (a) – (continued)
Collateralized Loan Obligations(i) – (continued)
Sound Point Clo XXX Ltd. Series 2021-2A, Class E (3M USD LIBOR + 6.360%)
$1,000,000	6.618%	07/25/34	$ 974,276
Voya CLO Ltd. Series 2017-1A, Class C (3M USD LIBOR + 3.330%)
1,000,000	3.571	04/17/30	991,868

			8,824,034

Other – 0.6%
AASET U.S. Ltd. Series 2018-2A, Class A
1,483,181	4.454	11/18/38	1,407,734
Labrador Aviation Finance, Ltd. Series 2016-1A, Class A1
946,585	4.300	01/15/42	923,390
M360 Ltd. Series 2021-CRE3, Class B(i)
(1M USD LIBOR + 2.250%)
1,000,000	2.359	11/22/38	998,797
(1M USD LIBOR + 3.000%)
1,200,000	3.109	11/22/38	1,197,838
(1M USD LIBOR + 3.750%)
1,300,000	3.859	11/22/38	1,296,872
Project Silver Series 2019-1, Class A
3,007,260	3.967	07/15/44	2,888,618

			8,713,249

TOTAL ASSET-BACKED SECURITIES (Cost $17,534,359)			$ 17,537,283

Shares	Distribution Rate	Value

Preferred Stocks(l) – 0.0%
Specialty Retail – 0.0%
Guitar Center, Inc.
104	0.000%	$ 10,106
(Cost $9,761)

Units	Description	Expiration Date	Value

Warrant – 0.0%
Energy Equipment & Services(e) – 0.0%
4,901	Noble Corp.	02/25/28	$ 58,812
4,901	Noble Corp.	02/25/28	49,623

			108,435

Oil, Gas & Consumable Fuels(e) – 0.0%
670	California Resources Corp.	10/27/24	10,050
233	Chesapeake Energy Corp.	02/09/26	8,209
2,285	Fieldwood Energy LLC	08/01/29	18,547
4,402	Fieldwood Energy LLC	08/01/29	23,185

			59,991

Units	Description	Expiration Date	Value

Warrant – (continued)
Specialty Retail(l) – 0.0%
1,825	Guitar Center, Inc.		$ 153,747
1,986	Guitar Center, Inc.		101,008
161	Guitar Center, Inc.		8,189

			262,944

TOTAL WARRANT (Cost $301,392)			$ 431,370

Shares	Description	Value

Exchange Traded Fund – 0.1%
20,846	SPDR Blackstone Senior Loan ETF	950,369
(Cost $954,263)

Shares	Dividend Rate	Cost	Value

Investment Company(p) – 8.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
111,296,531		0.026%	$ 111,296,531
(Cost $111,296,531)

TOTAL INVESTMENTS – 102.3% (Cost $1,445,102,231)			$1,411,423,624

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%			(31,537,919)

NET ASSETS – 100.0%			$1,379,885,705

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2022.

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is July 28, 2121

(g)	Actual maturity date is April 03, 2120.

(h)	Pay-in-kind securities.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2022.

(j)	Guaranteed by a foreign government until maturity.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $1,993,654, which represents approximately 0.1% of the Fund’s net assets as of January 31, 2022.

Restricted Security	Acquisition Date	Cost
Revlon Consumer Products Corp. (Bank Loans)	12/31/20	$2,515,772
Neiman Marcus Group Ltd. (Corporate Obligations)	10/15/21	605,000
Monitronics International, Inc. (Common Stocks)	04/01/20	1,069,075
Copper Earnout Trust (Common Stocks)	12/07/20	39,600
Chesapeake Engery Corp. (Corporate Obligations)	06/21/19	359,915

(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(m)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2022. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(o)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(p)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
CPI	— Consumer Price Index
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
WR	— Withdrawn Rating

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2022, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

DexKo Global, Inc.10/04/2028, due 10/04/28	$6,274	$6,261	$(12)
Medical Solutions L.L.C.11/01/2028, due 11/01/28	160,000	159,675	(714)
Naked Juice LLC01/24/2029, due 01/24/29	27,273	27,224	(49)
Pro Mach Group, Inc.08/31/2028, due 08/31/28	89,385	89,584	(472)
Sovos Compliance LLC08/11/2028, due 08/11/28	147,260	147,843	(706)

TOTAL	$430,192	$430,587	$(1,953)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	CLP	490,549,535	USD	601,355	02/24/22	$9,457
	MYR	2,683,284	USD	636,000	02/07/22	6,704
	MYR	30,500,000	USD	7,257,239	04/25/22	27,793
	THB	214,888,500	USD	6,360,000	02/10/22	93,641
	USD	724,242	THB	23,900,000	04/25/22	6,363
BNP Paribas SA	CZK	10,394,112	USD	460,000	02/24/22	18,713
	PLN	35,185,758	USD	8,410,000	02/24/22	199,342
	USD	2,940,000	EUR	2,595,408	04/11/22	19,180
	USD	1,460,000	PLN	5,905,408	02/24/22	15,050
BofA Securities LLC	USD	1,466,000	TRY	14,744,295	03/29/22	392,029
Citibank NA	USD	5,567,421	CAD	6,961,384	04/26/22	92,040
	USD	3,868,568	EUR	3,380,685	04/26/22	62,501
	USD	130,000	GBP	96,332	04/26/22	502
JPMorgan Securities, Inc.	CLP	1,828,493,257	USD	2,230,822	02/24/22	45,939
	CZK	28,012,193	USD	1,233,105	02/24/22	57,029
	USD	725,000	ZAR	11,175,654	03/23/22	3,347
Morgan Stanley & Co.	MYR	3,283,655	USD	785,000	02/07/22	1,504
	USD	12,684,608	EUR	11,228,000	02/25/22	64,609
	USD	1,934,918	GBP	1,433,400	02/25/22	7,433

TOTAL						$1,123,176

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	42,020,000	USD	48,557,715	02/11/22	$(1,340,329)
	GBP	4,459,000	USD	6,009,679	02/11/22	(13,181)
	MYR	28,521,000	USD	6,834,160	02/07/22	(2,783)
	THB	82,770,722	USD	2,519,000	02/10/22	(33,188)
	TRY	28,579,853	USD	2,858,000	03/29/22	(776,250)
	USD	8,228,145	MYR	34,487,939	02/07/22	(32,439)
	USD	3,250,000	THB	110,025,535	02/10/22	(54,343)
	USD	1,023,203	TRY	18,330,000	03/29/22	(311,950)
BNP Paribas SA	CZK	39,465,374	USD	1,831,000	04/25/22	(25,651)
	THB	47,203,459	USD	1,440,000	02/10/22	(22,362)
	USD	1,626,000	RON	7,211,473	02/28/22	(9,306)
BofA Securities LLC	EUR	2,595,408	USD	2,972,417	04/11/22	(51,597)
BofA Securities LLC	THB	48,408,675	USD	1,477,000	04/25/22	(22,959)
	TRY	7,013,690	USD	680,000	03/29/22	(169,124)
	USD	345,978	CZK	7,527,000	02/24/22	(687)
	USD	4,186,448	ZAR	67,410,180	03/23/22	(166,475)
Citibank NA	EUR	18,817,205	USD	21,579,178	04/26/22	(394,260)
	GBP	1,359,788	USD	1,864,685	04/26/22	(36,735)
JPMorgan Securities, Inc.	TRY	16,450,755	USD	1,677,924	03/29/22	(479,654)
	USD	2,694,998	BRL	15,808,051	03/23/22	(240,703)
	USD	1,984,000	MXN	42,874,240	03/08/22	(81,634)
Morgan Stanley & Co.	USD	1,325,025	CLP	1,122,394,500	02/24/22	(72,533)
	USD	167,250	EUR	150,000	02/25/22	(1,346)
	USD	1,210,000	TRY	17,454,250	03/29/22	(61,364)

TOTAL						$(4,400,853)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(72)	03/22/22	$(10,283,625)	$117,259

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 36	(5.000)%	3.226	06/20/26	$7,858	$(592,274)	$(630,048)	$37,774

Protection Sold:
CDX.NA.HY Index 37	5.000	3.393	12/20/26	36,670	2,734,564	3,201,004	(466,440)

TOTAL					$2,142,290	$2,570,956	$(428,666)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 95.6%
Australia – 3.0%
151,542	APA Group (Gas Utilities)	$ 1,027,735
194,950	Atlas Arteria Ltd. (Transportation Infrastructure)	904,939
223,456	Goodman Group (Equity Real Estate Investment Trusts (REITs))	3,689,644
310,364	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	1,213,739
2,159,843	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	4,002,543
896,741	National Storage REIT (Equity Real Estate Investment Trusts (REITs))	1,572,045
119,367	NEXTDC Ltd.* (IT Services)	915,899
165,580	Sydney Airport* (Transportation Infrastructure)	1,017,674
588,789	The GPT Group (Equity Real Estate Investment Trusts (REITs))	2,086,465
399,296	Transurban Group (Transportation Infrastructure)	3,527,471

		19,958,154

Belgium – 1.2%
28,363	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	3,411,300
11,577	VGP NV (Real Estate Management & Development)	3,280,518
31,200	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	1,342,266

		8,034,084

Brazil – 0.3%
1,388,229	Santos Brasil Participacoes SA (Transportation Infrastructure)	1,824,794

Canada – 7.6%
68,606	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	3,017,552
15,566	Canadian National Railway Co. (Road & Rail)	1,897,211
206,300	Dream Industrial Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,559,376
419,378	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	17,729,909
92,215	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels)	1,774,440

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
54,102	Hydro One Ltd.(a) (Electric Utilities)	$ 1,397,718
153,790	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,928,500
152,559	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	4,843,867
240,686	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	4,089,854
202,059	TC Energy Corp. (Oil, Gas & Consumable Fuels)	10,433,979
7,450	Waste Connections, Inc. (Commercial Services & Supplies)	929,015

		50,601,421

China – 1.1%
1,630,000	Beijing Capital International Airport Co. Ltd. Class H* (Transportation Infrastructure)	1,088,230
250,000	China Gas Holdings Ltd. (Gas Utilities)	424,745
252,000	China Resources Gas Group Ltd. (Gas Utilities)	1,260,477
2,900,049	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	2,310,188
150,000	ENN Energy Holdings Ltd. (Gas Utilities)	2,388,040

		7,471,680

Denmark(a) – 0.3%
16,564	Orsted A/S (Electric Utilities)	1,764,811

Finland – 0.4%
113,336	Kojamo Oyj (Real Estate Management & Development)	2,598,330

France – 3.7%
10,348	Eiffage SA (Construction & Engineering)	1,087,297
139,324	Engie SA (Multi-Utilities)	2,143,054
12,900	Gecina SA (Equity Real Estate Investment Trusts (REITs))	1,750,430
230,998	Getlink SE (Transportation Infrastructure)	3,643,962
121,036	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	3,219,346
35,884	Unibail-Rodamco-Westfield* (Equity Real Estate Investment Trusts (REITs))	2,734,262
93,674	Vinci SA (Construction & Engineering)	10,267,282

		24,845,633

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – 1.7%
128,489	E.ON SE (Multi-Utilities)	$ 1,772,181
9,910	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	676,919
10,937	LEG Immobilien SE (Real Estate Management & Development)	1,450,888
132,208	Vonovia SE (Real Estate Management & Development)	7,530,010

		11,429,998

Hong Kong – 3.2%
908,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,678,137
115,789	CK Asset Holdings Ltd. (Real Estate Management & Development)	772,939
2,615,250	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	4,030,776
506,139	Link REIT (Equity Real Estate Investment Trusts (REITs))	4,345,460
584,936	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	7,136,515
635,665	Swire Properties Ltd. (Real Estate Management & Development)	1,694,506
353,111	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	1,679,407

		21,337,740

Italy – 0.6%
257,556	Snam SpA (Gas Utilities)	1,443,261
280,820	Terna - Rete Elettrica Nazionale (Electric Utilities)	2,206,519

		3,649,780

Japan – 6.0%
730	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,174,645
24,400	East Japan Railway Co. (Road & Rail)	1,393,310
867	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	1,395,534
6,858	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,160,342

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,304	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 2,098,248
303	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,839,758
137,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	1,973,132
390,869	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	8,379,189
625	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	3,073,949
635	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	3,677,373
519	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,619,403
1,487	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	2,063,112
1,450	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,080,829
45,548	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,409,263
55,600	The Kansai Electric Power Co., Inc. (Electric Utilities)	524,815
27,600	Toho Gas Co. Ltd. (Gas Utilities)	754,329
41,100	Tokyo Gas Co. Ltd. (Gas Utilities)	829,880
175,722	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	962,637
33,700	West Japan Railway Co. (Road & Rail)	1,412,156

		39,821,904

Luxembourg – 0.3%
219,564	Aroundtown SA (Real Estate Management & Development)	1,356,144
11,351	Shurgard Self Storage SA (Real Estate Management & Development)	654,308

		2,010,452

Mexico – 0.3%
11,225	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	1,542,203

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
56,377	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	$ 775,115

		2,317,318

New Zealand* – 0.3%
481,091	Auckland International Airport Ltd. (Transportation Infrastructure)	2,283,688

Philippines – 0.1%
86,660	International Container Terminal Services, Inc. (Transportation Infrastructure)	340,893

Singapore – 1.8%
2,376,493	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts (REITs))	3,426,180
1,833,956	Capitaland Investment Ltd.* (Real Estate Management & Development)	4,705,694
1,524,436	Digital Core REIT Management Pte Ltd.* (Equity Real Estate Investment Trusts (REITs))	1,783,590
314,507	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	528,000
1,459,570	Frasers Logistics & Commercial Trust (Equity Real Estate Investment Trusts (REITs))	1,484,891

		11,928,355

Spain – 2.7%
31,967	Aena SME SA*(a) (Transportation Infrastructure)	5,165,311
177,322	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	8,040,770
167,027	Ferrovial SA (Construction & Engineering)	4,641,440

		17,847,521

Sweden – 1.3%
29,953	Castellum AB (Real Estate Management & Development)	705,506
112,147	Fabege AB (Real Estate Management & Development)	1,673,219
13,559	Fastighets AB Balder Class B* (Real Estate Management & Development)	898,268

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
245,226	Pandox AB* (Real Estate Management & Development)	$ 3,565,156
319,200	Samhallsbyggnadsbolaget i Norden AB (Real Estate Management & Development)	1,925,134

		8,767,283

United Kingdom – 5.1%
128,188	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	2,575,656
800,200	Capital & Counties Properties PLC (Equity Real Estate Investment Trusts (REITs))	1,861,230
622,800	Grainger PLC (Real Estate Management & Development)	2,536,331
263,200	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	2,727,001
775,853	National Grid PLC (Multi-Utilities)	11,352,992
152,866	Pennon Group PLC (Water Utilities)	2,239,883
312,600	Segro PLC (Equity Real Estate Investment Trusts (REITs))	5,511,060
35,903	Severn Trent PLC (Water Utilities)	1,393,908
118,966	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	889,572
813,381	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	2,609,034

		33,696,667

United States – 54.6%
123,227	Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,438,662
22,731	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	4,428,908
43,075	Ameren Corp. (Multi-Utilities)	3,822,475
83,437	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	3,264,890
95,272	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	23,960,908
41,719	American Water Works Co., Inc. (Water Utilities)	6,708,415
75,200	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,139,440

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
29,195	Atmos Energy Corp. (Gas Utilities)	$ 3,130,288
18,900	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	4,615,947
29,827	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,343,010
225,500	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	5,718,680
73,220	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	11,721,790
184,163	CenterPoint Energy, Inc. (Multi-Utilities)	5,222,863
81,289	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	9,096,239
25,428	Clearway Energy, Inc. Class C (Independent Power and Renewable Electricity Producers)	856,415
45,129	Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,046,149
90,220	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	16,466,052
64,230	CSX Corp. (Road & Rail)	2,197,951
121,020	CubeSmart (Equity Real Estate Investment Trusts (REITs))	6,140,555
25,039	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,736,570
24,280	Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	758,022
49,385	DTE Midstream LLC* (Oil, Gas & Consumable Fuels)	2,553,204
84,401	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	4,876,690
59,296	Edison International (Electric Utilities)	3,723,196
90,536	EPR Properties (Equity Real Estate Investment Trusts (REITs))	3,980,868
9,080	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	6,582,092
98,801	Equity Residential (Equity Real Estate Investment Trusts (REITs))	8,766,613
142,458	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,782,260
61,298	Essential Utilities, Inc. (Water Utilities)	2,987,665

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
15,995	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 5,318,337
22,561	Evergy, Inc. (Electric Utilities)	1,465,563
53,398	Eversource Energy (Electric Utilities)	4,778,587
13,070	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	2,590,343
27,702	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	3,531,728
39,667	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,410,960
28,288	Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,278,052
195,462	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,305,262
88,127	Healthcare Trust of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	2,868,534
297,924	Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	5,166,002
147,600	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,487,788
199,512	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	8,375,514
222,737	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	5,403,600
41,176	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	714,815
57,639	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	7,778,383
180,400	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	4,105,904
29,087	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	1,130,903
79,920	NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,806,192
11,825	NextEra Energy, Inc. (Electric Utilities)	923,769
240,842	NiSource, Inc. (Multi-Utilities)	7,027,770
4,846	Norfolk Southern Corp. (Road & Rail)	1,318,064
29,817	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,809,296

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Consolidated Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
286,500	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 2,489,685
165,699	Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts (REITs))	3,015,722
493,247	PG&E Corp.* (Electric Utilities)	6,308,629
44,574	Phillips Edison & Co, Inc. (Equity Real Estate Investment Trusts (REITs))	1,404,972
38,573	PNM Resources, Inc. (Electric Utilities)	1,728,456
20,582	Portland General Electric Co. (Electric Utilities)	1,081,378
125,442	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	19,671,814
4,592	Public Storage (Equity Real Estate Investment Trusts (REITs))	1,646,370
28,401	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	1,971,313
91,513	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	6,696,006
180,400	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,455,244
35,753	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	11,635,456
99,944	Sempra Energy (Multi-Utilities)	13,808,263
51,780	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	7,622,016
16,390	Southwest Gas Holdings, Inc. (Gas Utilities)	1,117,470
38,254	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	7,228,476
143,362	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	8,469,827
136,480	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	2,257,379
184,423	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	5,521,625
32,792	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	1,863,897
35,512	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,016,353
8,777	Waste Management, Inc. (Commercial Services & Supplies)	1,320,412
155,213	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	13,446,102

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
47,900	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 3,717,040

		363,156,088

TOTAL COMMON STOCKS (Cost $528,860,044)		$635,686,594

Exchange Traded Funds – 1.3%
101,209	SPDR Dow Jones International Real Estate ETF	$ 3,448,190
44,794	SPDR Dow Jones REIT ETF	5,106,964

TOTAL EXCHANGE TRADED FUNDS (Cost $8,799,100)		$ 8,555,154

Shares	Dividend Rate	Value

Investment Company(b) – 1.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,778,939	0.026%	$ 11,778,939
(Cost $11,778,939)

TOTAL INVESTMENTS – 98.7% (Cost $549,438,083)		$656,020,687

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		8,552,738

NET ASSETS – 100.0%		$664,573,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933.

(b) Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— Great British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	—Philippine Peso
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Consolidated Schedule of Investments (continued)

January 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Income Repatriation Boston	USD	49,905	SGD	67,527	02/03/22	$(78)
State Street Bank (London)	JPY	21,807,600	USD	190,831	02/02/22	(1,328)

TOTAL						$(1,406)

FUTURES CONTRACTS — At January 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S.Real Estate Index	340	03/18/22	$14,110,000	$(600,759)

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds’ (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Multi-Manager Non-Core Fixed Income Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. The Fund is obligated to fund these commitments at the borrower’s discretion. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available.. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2022:

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$528,816	$649,284	$—
Asia	6,901,599	69,580,136	—
Australia and Oceania	589,002	2,654,355	—
Europe	13,121,259	90,606,625	—
North America	209,242,595	147,466	—
South America	2,339,104	699,034	—
Rights	—	2,260	—
Exchange Traded Funds	32,357,817	—	—
Investment Companies	35,757,792	—	—

Total	$300,837,984	$164,339,160	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,130,678	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(549,816)	$—
Futures Contracts	(1,617,392)	—	—

Total	$(1,617,392)	$(549,816)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$6,979,593	$457,033,371	$—
Corporate Obligations	—	496,416,637	208,951
Bank Loans	—	287,750,336	2,096,622
Mortgage-Backed Obligations	—	22,460,014	—
Asset-Backed Securities	—	17,537,283	—
Common Stock and/or Other Equity Investments(a)
North America	2,742,730	3,520,685	1,999,132
Warrants	—	168,426	262,944
Exchange Traded Fund	950,369	—	—
Investment Company	111,296,531	—	—

Total	$121,969,223	$1,284,886,752	$4,567,649

Liabilities
Fixed Income
Unfunded Loan Commitment	$—	$(1,953)	$—

Total	$—	$(1,953)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,123,176	$—
Futures Contracts	117,259	—	—
Credit Default Swap Contracts	—	37,774	—

Total	$117,259	$1,160,950	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,400,853)	$—
Credit Default Swap Contracts	—	(466,440)	—

Total	$—	$(4,867,293)	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,118,016	$74,782,556	$—
Australia and Oceania	—	22,241,842	—
Europe	2,575,656	112,068,903	—
North America	416,074,827	—	—
South America	1,824,794	—	—
Exchange Traded Funds	8,555,154	—	—
Investment Company	11,778,939	—	—

Total	$446,927,386	$209,093,301	$—

Derivative Type

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,406)	$—
Futures Contracts	(600,759)	—	—

Total	$(600,759)	$(1,406)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk. — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited, to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.